GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments

May 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – 96.1%
Brazil – 4.2%
21,576	Ambev SA (Consumer Staples)	$ 64,611
2,055	Americanas SA (Consumer Discretionary)	8,717
2,020	Atacadao SA (Consumer Staples)	8,249
29,654	B3 SA – Brasil Bolsa Balcao (Financials)	79,914
7,528	Banco Bradesco SA (Financials)	26,817
7,288	Banco BTG Pactual SA (Financials)	38,973
4,216	Banco do Brasil SA (Financials)	32,581
2,105	Banco Inter SA (Financials)	5,593
1,747	Banco Santander Brasil SA (Financials)	12,369
3,311	BB Seguridade Participacoes SA (Financials)	18,782
160	Bradespar SA (Materials)	839
3,680	BRF SA (Consumer Staples)*	12,154
2,769	Caixa Seguridade Participacoes SA (Financials)	4,593
5,660	CCR SA (Industrials)	15,934
1,729	Centrais Eletricas Brasileiras SA (Utilities)	15,376
1,725	Cia de Saneamento Basico do Estado de Sao Paulo (Utilities)	16,665
1,366	Cia Energetica de Minas Gerais (Utilities)	4,315
3,323	Cia Siderurgica Nacional SA (Materials)	15,316
5,857	Cosan SA (Energy)	26,710
953	CPFL Energia SA (Utilities)	6,778
3,127	CSN Mineracao SA (Materials)	3,187
359	Diagnosticos da America SA (Health Care)	1,424
1,303	Energisa SA (Utilities)	12,214
4,952	Eneva SA (Utilities)*	16,282
852	Engie Brasil Energia SA (Utilities)	7,893
4,663	Equatorial Energia SA (Utilities)	23,401
22,280	Hapvida Participacoes e Investimentos SA (Health Care)(a)	31,596
2,044	Hypera SA (Health Care)	16,732
2,285	Itau Unibanco Holding SA (Financials)	10,802
3,982	Klabin SA (Materials)	18,773
2,918	Localiza Rent a Car SA (Industrials)	35,420
4,834	Lojas Renner SA (Consumer Discretionary)	27,136
14,058	Magazine Luiza SA (Consumer Discretionary)	11,036
1,435	Multiplan Empreendimentos Imobiliarios SA (Real Estate)	7,295
4,408	Natura & Co. Holding SA (Consumer Staples)	15,321
1,111	Neoenergia SA (Utilities)	4,201
7,644	NU Holdings Ltd., Class A (Financials)*	29,124
1,023	Pagseguro Digital Ltd., Class A (Information Technology)*	15,713

Shares	Description	Value

Common Stocks – (continued)
Brazil – (continued)
3,313	Petro Rio SA (Energy)*	$ 19,569
18,068	Petroleo Brasileiro SA (Energy)	126,818
923	Porto Seguro SA (Financials)	4,040
5,620	Raia Drogasil SA (Consumer Staples)	24,491
3,855	Rede D’Or Sao Luiz SA (Health Care)(a)	29,141
5,968	Rumo SA (Industrials)	22,267
3,630	Sendas Distribuidora SA (Consumer Staples)	12,134
1,055	StoneCo Ltd., Class A (Information Technology)*	10,592
3,858	Suzano SA (Materials)	43,558
2,055	Telefonica Brasil SA (Communication Services)	22,139
4,102	TIM SA (Communication Services)	12,465
2,438	TOTVS SA (Information Technology)	14,596
3,602	Ultrapar Participacoes SA (Energy)	10,923
464	Usinas Siderurgicas de Minas Gerais SA Usiminas (Materials)	1,018
19,637	Vale SA (Materials)	357,259
3,411	Vibra Energia SA (Consumer Discretionary)	13,994
7,392	WEG SA (Industrials)	39,576
620	XP, Inc., Class A (Financials)*	14,018

		1,481,434

Chile – 0.4%
212,110	Banco de Chile (Financials)	22,095
315	Banco de Credito e Inversiones SA (Financials)	11,711
303,360	Banco Santander Chile (Financials)	15,185
6,313	Cencosud SA (Consumer Staples)	10,127
2,589	Cencosud Shopping SA (Real Estate)	2,759
690	Cia Cervecerias Unidas SA (Consumer Staples)	4,929
90,343	Cia Sud Americana de Vapores SA (Industrials)	12,403
5,389	Empresas CMPC SA (Materials)	9,323
1,932	Empresas Copec SA (Energy)	15,351
96,751	Enel Americas SA (Utilities)	10,481
132,901	Enel Chile SA (Utilities)	3,408
4,197	Falabella SA (Consumer Discretionary)	12,299
2,290	Quinenco SA (Industrials)	8,346

		138,417

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
China – 29.2%
2,300	360 Security Technology, Inc., Class A (Information Technology)*	$ 2,851
700	37 Interactive Entertainment Network Technology Group Co. Ltd., Class A (Communication Services)	2,270
3,427	AAC Technologies Holdings, Inc. (Information Technology)	7,452
200	Advanced Micro-Fabrication Equipment, Inc., Class A (Information Technology)*	3,457
716	AECC Aviation Power Co. Ltd., Class A (Industrials)	4,237
25,954	Agricultural Bank of China Ltd., Class A (Financials)	11,774
150,758	Agricultural Bank of China Ltd., Class H (Financials)	57,455
1,608	Aier Eye Hospital Group Co. Ltd., Class A (Health Care)	8,946
2,153	Air China Ltd., Class A (Industrials)*	3,123
8,948	Air China Ltd., Class H (Industrials)*	6,524
647	Airtac International Group (Industrials)	21,177
9,216	Alibaba Group Holding Ltd. ADR (Consumer Discretionary)*	885,197
4,025	Aluminum Corp. of China Ltd., Class A (Materials)*	3,103
19,046	Aluminum Corp. of China Ltd., Class H (Materials)*	8,691
200	Amlogic Shanghai Co. Ltd., Class A (Information Technology)*	3,226
1,793	Angang Steel Co. Ltd., Class A (Materials)	931
7,799	Angang Steel Co. Ltd., Class H (Materials)	3,310
162	Angel Yeast Co. Ltd., Class A (Consumer Staples)	1,030
1,200	Anhui Conch Cement Co. Ltd., Class A (Materials)	6,617
5,802	Anhui Conch Cement Co. Ltd., Class H (Materials)	29,433
364	Anhui Gujing Distillery Co. Ltd., Class A (Consumer Staples)	12,424
130	Anhui Kouzi Distillery Co. Ltd., Class A (Consumer Staples)	1,028
200	Anhui Yingjia Distillery Co. Ltd., Class A (Consumer Staples)	1,786
100	Anjoy Foods Group Co. Ltd., Class A (Consumer Staples)	1,968
5,954	ANTA Sports Products Ltd. (Consumer Discretionary)	67,922
300	Apeloa Pharmaceutical Co. Ltd., Class A (Health Care)	931

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
65	Asymchem Laboratories Tianjin Co. Ltd., Class A (Health Care)	$ 2,546
77	Asymchem Laboratories Tianjin Co. Ltd., Class H (Health Care)*(a)	1,541
100	Autobio Diagnostics Co. Ltd., Class A (Health Care)*	636
349	Autohome, Inc. ADR (Communication Services)	12,683
341	Avary Holding Shenzhen Co. Ltd., Class A (Information Technology)	1,549
1,256	AVIC Electromechanical Systems Co. Ltd., Class A (Industrials)	2,129
3,327	AVIC Industry-Finance Holdings Co. Ltd., Class A (Financials)	1,674
1,352	Baidu, Inc. ADR (Communication Services)*	189,753
6,442	Bank of Beijing Co. Ltd., Class A (Financials)	4,263
1,304	Bank of Chengdu Co. Ltd., Class A (Financials)	2,985
11,977	Bank of China Ltd., Class A (Financials)	5,720
410,120	Bank of China Ltd., Class H (Financials)*	164,664
11,844	Bank of Communications Co. Ltd., Class A (Financials)	8,706
35,636	Bank of Communications Co. Ltd., Class H (Financials)	24,301
1,939	Bank of Hangzhou Co. Ltd., Class A (Financials)	3,954
4,770	Bank of Jiangsu Co. Ltd., Class A (Financials)	4,585
2,940	Bank of Nanjing Co. Ltd., Class A (Financials)	4,754
1,914	Bank of Ningbo Co. Ltd., Class A (Financials)	9,385
4,260	Bank of Shanghai Co. Ltd., Class A (Financials)	4,088
1,948	Bank of Zhengzhou Co. Ltd., Class A (Financials)*	773
6,595	Baoshan Iron & Steel Co. Ltd., Class A (Materials)	6,319
2,500	BBMG Corp., Class A (Materials)	1,052
11,543	BBMG Corp., Class H (Materials)	1,692
299	BeiGene Ltd. ADR (Health Care)*	41,029
1,300	Beijing Dabeinong Technology Group Co. Ltd., Class A (Consumer Staples)*	1,516
100	Beijing Easpring Material Technology Co. Ltd., Class A (Materials)	1,045

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
800	Beijing Enlight Media Co. Ltd., Class A (Communication Services)*	$ 932
2,426	Beijing Enterprises Holdings Ltd. (Utilities)	8,504
20,271	Beijing Enterprises Water Group Ltd. (Utilities)	6,718
200	Beijing Kingsoft Office Software, Inc., Class A (Information Technology)	6,135
383	Beijing New Building Materials PLC, Class A (Industrials)	1,657
900	Beijing Originwater Technology Co. Ltd., Class A (Industrials)	658
300	Beijing Shiji Information Technology Co. Ltd., Class A (Information Technology)	922
700	Beijing Shougang Co. Ltd., Class A (Materials)	466
200	Beijing Shunxin Agriculture Co. Ltd., Class A (Consumer Staples)	700
390	Beijing Tiantan Biological Products Corp. Ltd., Class A (Health Care)	1,316
145	Beijing United Information Technology Co. Ltd., Class A (Industrials)	1,673
145	Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A (Health Care)	2,765
14,900	Beijing-Shanghai High Speed Railway Co. Ltd., Class A (Industrials)	10,864
100	Betta Pharmaceuticals Co. Ltd., Class A (Health Care)	702
165	BGI Genomics Co. Ltd., Class A (Health Care)	1,623
1,157	Bilibili, Inc. ADR (Communication Services)*(b)	25,859
200	Bloomage Biotechnology Corp. Ltd., Class A (Health Care)	4,407
6,785	Blue Moon Group Holdings Ltd. (Consumer Staples)(a)	5,396
17,600	BOC Hong Kong Holdings Ltd. (Financials)	67,636
700	BOC International China Co. Ltd., Class A (Financials)	1,261
11,022	BOE Technology Group Co. Ltd., Class A (Information Technology)	6,254
14,036	Brilliance China Automotive Holdings Ltd. (Consumer Discretionary)*(c)	6,457
487	BYD Co. Ltd., Class A (Consumer Discretionary)	21,575
4,274	BYD Co. Ltd., Class H (Consumer Discretionary)	152,535

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
554	By-health Co. Ltd., Class A (Consumer Staples)	$ 1,650
1,304	Caitong Securities Co. Ltd., Class A (Financials)	1,404
421	CanSino Biologics, Inc., Class H (Health Care)*(a)	4,242
1,600	CECEP Wind-Power Corp., Class A (Utilities)	1,102
4,300	CGN Power Co. Ltd., Class A (Utilities)	1,803
55,748	CGN Power Co. Ltd., Class H (Utilities)(a)	14,638
100	Changchun High & New Technology Industry Group, Inc., Class A (Health Care)*	2,483
1,988	Changjiang Securities Co. Ltd., Class A (Financials)	1,693
100	Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A (Consumer Discretionary)	2,258
619	Chaozhou Three-Circle Group Co. Ltd., Class A (Information Technology)	2,745
200	Chengxin Lithium Group Co. Ltd., Class A (Materials)	1,471
500	Chifeng Jilong Gold Mining Co. Ltd., Class A (Materials)*	1,192
800	China Baoan Group Co. Ltd., Class A (Industrials)	1,406
12,635	China Bohai Bank Co. Ltd., Class H (Financials)(a)(b)	2,094
44,304	China Cinda Asset Management Co. Ltd., Class H (Financials)	7,511
1,728	China CITIC Bank Corp. Ltd., Class A (Financials)	1,203
46,780	China CITIC Bank Corp. Ltd., Class H (Financials)	22,658
1,239	China Coal Energy Co. Ltd., Class A (Energy)	1,848
10,988	China Coal Energy Co. Ltd., Class H (Energy)*	10,084
8,111	China Conch Venture Holdings Ltd. (Industrials)	21,090
2,822	China Construction Bank Corp., Class A (Financials)	2,526
454,962	China Construction Bank Corp., Class H (Financials)	338,660
1,300	China CSSC Holdings Ltd., Class A (Industrials)	3,624

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
3,032	China Eastern Airlines Corp. Ltd., Class A (Industrials)*	$ 2,188
10,452	China Eastern Airlines Corp. Ltd., Class H (Industrials)*	3,717
9,800	China Energy Engineering Corp. Ltd. (Industrials)*	3,419
40,165	China Energy Engineering Corp. Ltd., Class H (Industrials)	5,529
12,273	China Everbright Bank Co. Ltd., Class A (Financials)	5,733
36,926	China Everbright Bank Co. Ltd., Class H (Financials)	12,143
17,102	China Everbright Environment Group Ltd. (Industrials)	10,289
14,770	China Evergrande Group (Real Estate)(c)	3,106
11,416	China Feihe Ltd. (Consumer Staples)(a)	11,553
1,239	China Galaxy Securities Co. Ltd., Class A (Financials)	1,640
18,535	China Galaxy Securities Co. Ltd., Class H (Financials)	10,230
700	China Great Wall Securities Co. Ltd., Class A (Financials)	912
1,109	China Greatwall Technology Group Co. Ltd., Class A (Information Technology)	1,687
14,093	China Hongqiao Group Ltd. (Materials)	17,496
300	China International Capital Corp. Ltd., Class A (Financials)	1,729
7,509	China International Capital Corp. Ltd., Class H (Financials)*(a)	14,299
554	China International Marine Containers Group Co. Ltd., Class A (Industrials)	1,114
1,622	China International Marine Containers Group Co. Ltd., Class H (Industrials)	2,634
32,443	China Jinmao Holdings Group Ltd. (Real Estate)	8,767
1,187	China Jushi Co. Ltd., Class A (Materials)	2,904
5,197	China Lesso Group Holdings Ltd. (Industrials)	6,677
684	China Life Insurance Co. Ltd., Class A (Financials)	2,545
36,495	China Life Insurance Co. Ltd., Class H (Financials)	56,006
1,829	China Literature Ltd. (Communication Services)*(a)	8,031
15,569	China Longyuan Power Group Corp. Ltd., Class H (Utilities)	33,458

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
2,842	China Meidong Auto Holdings Ltd. (Consumer Discretionary)	$ 10,215
6,141	China Merchants Bank Co. Ltd., Class A (Financials)	36,491
20,172	China Merchants Bank Co. Ltd., Class H (Financials)	128,557
700	China Merchants Expressway Network & Technology Holdings Co. Ltd., Class A (Industrials)	823
6,336	China Merchants Port Holdings Co. Ltd. (Industrials)	12,017
2,194	China Merchants Securities Co. Ltd., Class A (Financials)	4,237
2,190	China Merchants Securities Co. Ltd., Class H (Financials)(a)	2,264
1,900	China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A (Real Estate)	3,556
300	China Minmetals Rare Earth Co. Ltd., Class A (Materials)	1,216
11,300	China Minsheng Banking Corp. Ltd., Class A (Financials)	6,446
35,151	China Minsheng Banking Corp. Ltd., Class H (Financials)(b)	13,620
5,548	China Molybdenum Co. Ltd., Class A (Materials)	3,962
18,364	China Molybdenum Co. Ltd., Class H (Materials)	9,012
20,949	China National Building Material Co. Ltd., Class H (Materials)*	26,461
1,800	China National Chemical Engineering Co. Ltd., Class A (Industrials)	2,541
5,500	China National Nuclear Power Co. Ltd., Class A (Utilities)	5,978
1,076	China Northern Rare Earth Group High-Tech Co. Ltd., Class A (Materials)	5,611
300	China Oilfield Services Ltd., Class A (Energy)	676
9,161	China Oilfield Services Ltd., Class H (Energy)	10,859
23,565	China Overseas Land & Investment Ltd. (Real Estate)	68,482
1,939	China Pacific Insurance Group Co. Ltd., Class A (Financials)	6,169
12,638	China Pacific Insurance Group Co. Ltd., Class H (Financials)	29,575

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
10,283	China Petroleum & Chemical Corp., Class A (Energy)	$ 6,866
122,417	China Petroleum & Chemical Corp., Class H (Energy)	59,137
24,256	China Power International Development Ltd. (Utilities)	12,336
6,626	China Railway Group Ltd., Class A (Industrials)	6,517
20,228	China Railway Group Ltd., Class H (Industrials)	14,000
1,851	China Railway Signal & Communication Corp. Ltd., Class A (Information Technology)	1,264
9,078	China Railway Signal & Communication Corp. Ltd., Class H (Information Technology)(a)	3,228
33,961	China Reinsurance Group Corp., Class H (Financials)	2,987
6,982	China Resources Beer Holdings Co. Ltd. (Consumer Staples)	43,696
10,707	China Resources Cement Holdings Ltd. (Materials)	8,475
4,505	China Resources Gas Group Ltd. (Utilities)	18,863
14,133	China Resources Land Ltd. (Real Estate)	63,049
300	China Resources Microelectronics Ltd., Class A (Information Technology)	2,375
2,098	China Resources Mixc Lifestyle Services Ltd. (Real Estate)(a)	10,349
8,987	China Resources Power Holdings Co. Ltd. (Utilities)	18,511
300	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A (Health Care)	1,971
1,934	China Shenhua Energy Co. Ltd., Class A (Energy)	9,833
16,565	China Shenhua Energy Co. Ltd., Class H (Energy)	55,424
1,207	China Southern Airlines Co. Ltd., Class A (Industrials)*	1,173
9,059	China Southern Airlines Co. Ltd., Class H (Industrials)*	5,000
12,700	China State Construction Engineering Corp. Ltd., Class A (Industrials)	10,477
8,929	China State Construction International Holdings Ltd. (Industrials)	10,505

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
500	China Suntien Green Energy Corp. Ltd., Class A (Energy)	$ 914
9,174	China Suntien Green Energy Corp. Ltd., Class H (Energy)*	5,355
7,355	China Taiping Insurance Holdings Co. Ltd. (Financials)	8,456
8,400	China Three Gorges Renewables Group Co. Ltd., Class A (Utilities)	7,810
622	China Tourism Group Duty Free Corp. Ltd., Class A (Consumer Discretionary)	16,455
212,804	China Tower Corp. Ltd., Class H (Communication Services)(a)	24,954
9,300	China United Network Communications Ltd., Class A (Communication Services)	4,845
2,912	China Vanke Co. Ltd., Class A (Real Estate)	7,765
9,617	China Vanke Co. Ltd., Class H (Real Estate)	21,280
6,893	China Yangtze Power Co. Ltd., Class A (Utilities)	24,788
200	China Zhenhua Group Science & Technology Co. Ltd., Class A (Information Technology)	3,572
5,397	China Zheshang Bank Co. Ltd., Class A (Financials)	2,626
181	Chongqing Brewery Co. Ltd., Class A (Consumer Staples)*	3,518
3,318	Chongqing Changan Automobile Co. Ltd., Class A (Consumer Discretionary)	6,930
2,800	Chongqing Rural Commercial Bank Co. Ltd., Class A (Financials)	1,618
12,477	Chongqing Rural Commercial Bank Co. Ltd., Class H (Financials)	4,469
430	Chongqing Zhifei Biological Products Co. Ltd., Class A (Health Care)	5,619
17,825	CIFI Holdings Group Co. Ltd. (Real Estate)	7,747
31,202	CITIC Ltd. (Industrials)	35,038
200	Citic Pacific Special Steel Group Co. Ltd., Class A (Materials)	582
3,760	CITIC Securities Co. Ltd., Class A (Financials)	11,140
11,119	CITIC Securities Co. Ltd., Class H (Financials)	24,065
1,100	CNPC Capital Co. Ltd., Class A (Industrials)	792
726	Contemporary Amperex Technology Co. Ltd., Class A (Industrials)	44,346
2,900	COSCO SHIPPING Development Co. Ltd., Class A (Industrials)	1,376

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
18,028	COSCO SHIPPING Development Co. Ltd., Class H (Industrials)	$ 3,700
1,100	COSCO SHIPPING Energy Transportation Co. Ltd., Class A (Energy)	1,676
6,936	COSCO SHIPPING Energy Transportation Co. Ltd., Class H (Energy)	4,411
3,741	COSCO SHIPPING Holdings Co. Ltd., Class A (Industrials)*	8,597
15,618	COSCO SHIPPING Holdings Co. Ltd., Class H (Industrials)*	27,670
43,500	Country Garden Holdings Co. Ltd. (Real Estate)	27,279
9,320	Country Garden Services Holdings Co. Ltd. (Real Estate)	36,945
7,400	CRRC Corp. Ltd., Class A (Industrials)	5,606
22,110	CRRC Corp. Ltd., Class H (Industrials)	8,877
700	CSC Financial Co. Ltd., Class A (Financials)	2,351
5,024	CSC Financial Co. Ltd., Class H (Financials)(a)	4,694
10,994	Dali Foods Group Co. Ltd. (Consumer Staples)(a)	5,549
4,400	Daqin Railway Co. Ltd., Class A (Industrials)	4,420
187	DaShenLin Pharmaceutical Group Co. Ltd., Class A (Consumer Staples)	920
1,793	Datang International Power Generation Co. Ltd., Class A (Utilities)	674
15,662	Datang International Power Generation Co. Ltd., Class H (Utilities)	2,795
900	DHC Software Co. Ltd., Class A (Information Technology)	798
1,663	DiDi Global, Inc. ADR (Industrials)*	3,243
200	Do-Fluoride New Materials Co. Ltd., Class A (Materials)	1,158
195	Dong-E-E-Jiao Co. Ltd., Class A (Health Care)	927
744	Dongfang Electric Corp. Ltd., Class A (Industrials)	1,557
2,028	Dongfang Electric Corp. Ltd., Class H (Industrials)	2,326
14,005	Dongfeng Motor Group Co. Ltd., Class H (Consumer Discretionary)	11,014
944	Dongxing Securities Co. Ltd., Class A (Financials)	1,156
3,791	East Money Information Co. Ltd., Class A (Financials)	12,850

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
200	Ecovacs Robotics Co. Ltd., Class A (Consumer Discretionary)	$ 3,508
3,731	ENN Energy Holdings Ltd. (Utilities)	57,209
600	ENN Natural Gas Co. Ltd., Class A (Utilities)	1,644
593	Eve Energy Co. Ltd., Class A (Industrials)*	7,141
1,368	Everbright Securities Co. Ltd., Class A (Financials)	2,366
12,467	Evergrande Property Services Group Ltd. (Real Estate)*(a)(c)	3,655
1,381	Fangda Carbon New Material Co. Ltd., Class A (Industrials)	1,460
719	FAW Jiefang Group Co. Ltd., Class A (Consumer Discretionary)	964
1,300	First Capital Securities Co. Ltd., Class A (Financials)	1,092
344	Flat Glass Group Co. Ltd., Class A (Information Technology)	2,262
2,076	Flat Glass Group Co. Ltd., Class H (Information Technology)*(b)	8,639
4,843	Focus Media Information Technology Co. Ltd., Class A (Communication Services)	4,655
1,020	Foshan Haitian Flavouring & Food Co. Ltd., Class A (Consumer Staples)	11,704
2,347	Founder Securities Co. Ltd., Class A (Financials)	2,200
2,952	Foxconn Industrial Internet Co. Ltd., Class A (Information Technology)	4,159
325	Fujian Sunner Development Co. Ltd., Class A (Consumer Staples)	855
4,567	Full Truck Alliance Co. Ltd. ADR (Industrials)*(b)	31,649
584	Fuyao Glass Industry Group Co. Ltd., Class A (Consumer Discretionary)	3,510
3,039	Fuyao Glass Industry Group Co. Ltd., Class H (Consumer Discretionary)(a)	14,758
300	Ganfeng Lithium Co. Ltd., Class A (Materials)	5,345
1,216	Ganfeng Lithium Co. Ltd., Class H (Materials)(a)	15,623
5,400	GD Power Development Co. Ltd., Class A (Utilities)	2,910
875	GDS Holdings Ltd. ADR (Information Technology)*(b)	24,491
1,400	GEM Co. Ltd., Class A (Materials)	1,541
1,263	Gemdale Corp., Class A (Real Estate)	2,248
6,521	Genscript Biotech Corp. (Health Care)*	19,283

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
1,791	GF Securities Co. Ltd., Class A (Financials)	$ 4,585
6,681	GF Securities Co. Ltd., Class H (Financials)*	8,822
400	Giant Network Group Co. Ltd., Class A (Communication Services)	526
182	Gigadevice Semiconductor Beijing, Inc., Class A (Information Technology)*	3,914
150	Ginlong Technologies Co. Ltd., Class A (Industrials)	3,795
1,074	GoerTek, Inc., Class A (Information Technology)	6,549
100	Gongniu Group Co. Ltd., Class A (Industrials)	2,183
400	Gotion High-tech Co. Ltd., Class A (Industrials)*	2,209
684	Great Wall Motor Co. Ltd., Class A (Consumer Discretionary)	3,400
15,486	Great Wall Motor Co. Ltd., Class H (Consumer Discretionary)	27,871
1,800	Gree Electric Appliances Inc of Zhuhai, Class A (Consumer Discretionary)	8,669
2,200	Greenland Holdings Corp. Ltd., Class A (Real Estate)	1,265
4,099	Greentown China Holdings Ltd. (Real Estate)	7,105
454	Guangdong Haid Group Co. Ltd., Class A (Consumer Staples)	4,070
14,182	Guangdong Investment Ltd. (Utilities)	17,896
100	Guangdong Kinlong Hardware Products Co. Ltd., Class A (Industrials)	1,257
2,000	Guanghui Energy Co. Ltd., Class A (Energy)*	3,159
736	Guangzhou Automobile Group Co. Ltd., Class A (Consumer Discretionary)	1,651
13,763	Guangzhou Automobile Group Co. Ltd., Class H (Consumer Discretionary)	13,034
390	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A (Health Care)	1,807
1,312	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H (Health Care)	3,662
181	Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A (Health Care)	2,052
195	Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A (Information Technology)	2,047
600	Guangzhou Tinci Materials Technology Co. Ltd., Class A (Materials)	3,418

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
626	Guangzhou Yuexiu Financial Holdings Group Co. Ltd., Class A (Financials)	$ 731
1,433	Guosen Securities Co. Ltd., Class A (Financials)	1,959
2,348	Guotai Junan Securities Co. Ltd., Class A (Financials)	5,094
4,347	Guotai Junan Securities Co. Ltd., Class H (Financials)(a)	5,618
1,401	Guoyuan Securities Co. Ltd., Class A (Financials)	1,210
5,984	Haidilao International Holding Ltd. (Consumer Discretionary)(a)(b)	11,899
1,995	Haier Smart Home Co. Ltd., Class A (Consumer Discretionary)	7,583
11,351	Haier Smart Home Co. Ltd., Class H (Consumer Discretionary)	40,438
2,992	Haitong Securities Co. Ltd., Class A (Financials)	4,090
14,762	Haitong Securities Co. Ltd., Class H (Financials)	10,462
253	Han’s Laser Technology Industry Group Co. Ltd., Class A (Industrials)	1,129
411	Hangzhou First Applied Material Co. Ltd., Class A (Information Technology)	4,882
200	Hangzhou Lion Electronics Co. Ltd., Class A (Information Technology)	1,847
260	Hangzhou Robam Appliances Co. Ltd., Class A (Consumer Discretionary)*	1,191
300	Hangzhou Silan Microelectronics Co. Ltd., Class A (Information Technology)	2,026
215	Hangzhou Tigermed Consulting Co. Ltd., Class A (Health Care)	2,766
674	Hangzhou Tigermed Consulting Co. Ltd., Class H (Health Care)(a)	6,503
5,424	Hansoh Pharmaceutical Group Co. Ltd. (Health Care)(a)	9,776
200	Haohua Chemical Science & Technology Co. Ltd., Class A (Materials)	1,135
700	Henan Shuanghui Investment & Development Co. Ltd., Class A (Consumer Staples)	2,970
2,972	Hengan International Group Co. Ltd. (Consumer Staples)	14,755
1,799	Hengli Petrochemical Co. Ltd., Class A (Materials)*	6,351

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
1,297	Hengyi Petrochemical Co. Ltd., Class A (Materials)	$ 2,072
3,946	Hesteel Co. Ltd., Class A (Materials)	1,388
130	Hithink RoyalFlush Information Network Co. Ltd., Class A (Financials)	1,661
200	Hongfa Technology Co. Ltd., Class A (Industrials)*	1,588
600	Hongta Securities Co. Ltd., Class A (Financials)*	711
100	Hoshine Silicon Industry Co. Ltd., Class A (Materials)*	1,394
3,818	Hua Hong Semiconductor Ltd. (Information Technology)*(a)	14,478
1,967	Huadian Power International Corp. Ltd., Class A (Utilities)	1,160
8,562	Huadian Power International Corp. Ltd., Class H (Utilities)	3,067
419	Huadong Medicine Co. Ltd., Class A (Health Care)	2,432
1,200	Huafon Chemical Co. Ltd., Class A (Materials)	1,484
700	Huaibei Mining Holdings Co. Ltd., Class A (Materials)*	1,601
619	Hualan Biological Engineering, Inc., Class A (Health Care)	1,733
1,793	Huaneng Lancang River Hydropower, Inc., Class A (Utilities)	1,906
2,477	Huaneng Power International, Inc., Class A (Utilities)	2,741
20,506	Huaneng Power International, Inc., Class H (Utilities)	10,429
2,300	Huatai Securities Co. Ltd., Class A (Financials)	4,587
6,494	Huatai Securities Co. Ltd., Class H (Financials)(a)	9,088
879	Huaxi Securities Co. Ltd., Class A (Financials)	928
3,759	Huaxia Bank Co. Ltd., Class A (Financials)	2,994
400	Huaxin Cement Co. Ltd., Class A (Materials)	1,188
1,101	Huayu Automotive Systems Co. Ltd., Class A (Consumer Discretionary)	3,635
713	Huazhu Group Ltd. ADR (Consumer Discretionary)	23,172
1,200	Hubei Energy Group Co. Ltd., Class A (Utilities)	814

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
300	Hubei Xingfa Chemicals Group Co. Ltd., Class A (Materials)	$ 1,688
100	Huizhou Desay Sv Automotive Co. Ltd., Class A (Consumer Discretionary)	1,899
400	Humanwell Healthcare Group Co. Ltd., Class A (Health Care)	1,001
2,200	Hunan Valin Steel Co. Ltd., Class A (Materials)*	1,765
354	Hundsun Technologies, Inc., Class A (Information Technology)	2,125
698	Iflytek Co. Ltd., Class A (Information Technology)	3,800
100	Imeik Technology Development Co. Ltd., Class A (Health Care)	8,098
18,818	Industrial & Commercial Bank of China Ltd., Class A (Financials)	13,129
383,187	Industrial & Commercial Bank of China Ltd., Class H (Financials)	230,043
6,180	Industrial Bank Co. Ltd., Class A (Financials)	18,181
1,977	Industrial Securities Co. Ltd., Class A (Financials)	1,832
100	Ingenic Semiconductor Co. Ltd., Class A (Information Technology)	1,392
15,046	Inner Mongolia BaoTou Steel Union Co. Ltd., Class A (Materials)*	4,528
800	Inner Mongolia ERDOS Resources Co. Ltd., Class A (Materials)	3,282
2,967	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A (Materials)	1,923
1,834	Inner Mongolia Yili Industrial Group Co. Ltd., Class A (Consumer Staples)	10,434
1,100	Inner Mongolia Yuan Xing Energy Co. Ltd., Class A (Materials)	1,645
3,843	Innovent Biologics, Inc. (Health Care)*(a)	11,927
400	Inspur Electronic Information Industry Co. Ltd., Class A (Information Technology)	1,476
150	Intco Medical Technology Co. Ltd., Class A (Health Care)*	618
1,464	iQIYI, Inc. ADR (Communication Services)*	6,002
362	JA Solar Technology Co. Ltd., Class A (Information Technology)	5,073
215	Jafron Biomedical Co. Ltd., Class A (Health Care)*	1,417

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
200	Jason Furniture Hangzhou Co. Ltd., Class A (Consumer Discretionary)	$ 1,915
600	JCET Group Co. Ltd., Class A (Information Technology)	2,174
2,440	JD Health International, Inc. (Consumer Discretionary)*(a)	15,535
7,123	JD Logistics, Inc. (Industrials)*(a)	13,964
4,505	JD.com, Inc. ADR (Consumer Discretionary)	252,821
800	Jiangsu Eastern Shenghong Co. Ltd., Class A (Materials)	1,872
300	Jiangsu Expressway Co. Ltd., Class A (Industrials)	379
6,540	Jiangsu Expressway Co. Ltd., Class H (Industrials)	6,760
392	Jiangsu Hengli Hydraulic Co. Ltd., Class A (Industrials)	3,129
1,900	Jiangsu Hengrui Medicine Co. Ltd., Class A (Health Care)	8,625
325	Jiangsu King’s Luck Brewery JSC Ltd., Class A (Consumer Staples)	2,238
460	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A (Consumer Staples)	11,363
100	Jiangsu Yangnong Chemical Co. Ltd., Class A (Materials)	2,207
260	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A (Health Care)	930
900	Jiangsu Zhongtian Technology Co. Ltd., Class A (Industrials)*	2,473
684	Jiangxi Copper Co. Ltd., Class A (Materials)	1,856
5,472	Jiangxi Copper Co. Ltd., Class H (Materials)	8,900
500	Jiangxi Special Electric Motor Co. Ltd., Class A (Industrials)*	1,630
900	Jiangxi Zhengbang Technology Co. Ltd., Class A (Consumer Staples)	838
1,700	Jinke Properties Group Co. Ltd., Class A (Real Estate)	799
100	JiuGui Liquor Co. Ltd., Class A (Consumer Staples)	2,350
100	Joinn Laboratories China Co. Ltd., Class A (Health Care)	1,593
217	Joinn Laboratories China Co. Ltd., Class H (Health Care)(a)	1,731
600	Jointown Pharmaceutical Group Co. Ltd., Class A (Health Care)	1,064

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
200	Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd., Class A (Consumer Staples)*	$ 783
200	Juewei Food Co. Ltd., Class A (Consumer Staples)*	1,547
252	Kanzhun Ltd. ADR (Communication Services)*	5,095
4,384	KE Holdings, Inc. ADR (Real Estate)*	58,746
600	Keda Industrial Group Co. Ltd. (Industrials)	1,379
13,567	Kingdee International Software Group Co. Ltd. (Information Technology)*	26,769
800	Kingfa Sci & Tech Co. Ltd., Class A (Materials)*	1,071
4,281	Kingsoft Corp. Ltd. (Communication Services)	14,378
2,385	Kuaishou Technology (Communication Services)*(a)	23,104
668	Kuang-Chi Technologies Co. Ltd., Class A (Industrials)*	1,563
18,580	Kunlun Energy Co. Ltd. (Utilities)	16,009
414	Kweichow Moutai Co. Ltd., Class A (Consumer Staples)	111,817
719	LB Group Co. Ltd., Class A (Materials)	2,044
5,594	Legend Holdings Corp., Class H (Information Technology)(a)	6,631
34,222	Lenovo Group Ltd. (Information Technology)	33,762
1,478	Lens Technology Co. Ltd., Class A (Information Technology)	2,334
600	Lepu Medical Technology Beijing Co. Ltd., Class A (Health Care)	1,589
2,646	Li Auto, Inc. ADR (Consumer Discretionary)*	66,335
11,479	Li Ning Co. Ltd. (Consumer Discretionary)	89,543
5,500	Liaoning Port Co. Ltd., Class A (Industrials)	1,416
2,000	Lingyi iTech Guangdong Co., Class A (Information Technology)*	1,428
130	Livzon Pharmaceutical Group, Inc., Class A (Health Care)	644
800	Livzon Pharmaceutical Group, Inc., Class H (Health Care)	2,570
10,005	Longfor Group Holdings Ltd. (Real Estate)(a)	49,926
1,554	LONGi Green Energy Technology Co. Ltd., Class A (Information Technology)	18,426
11,899	Lufax Holding Ltd. ADR (Financials)	74,845
600	Luxi Chemical Group Co. Ltd., Class A (Materials)*	1,734

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
2,180	Luxshare Precision Industry Co. Ltd., Class A (Information Technology)	$ 11,035
393	Luzhou Laojiao Co. Ltd., Class A (Consumer Staples)	12,638
554	Mango Excellent Media Co. Ltd., Class A (Communication Services)	3,003
100	Maxscend Microelectronics Co. Ltd., Class A (Information Technology)*	2,904
1,200	Meinian Onehealth Healthcare Holdings Co. Ltd., Class A (Health Care)*	920
20,015	Meituan, Class B (Consumer Discretionary)*(a)	477,061
5,518	Metallurgical Corp. of China Ltd., Class A (Industrials)	2,916
15,861	Metallurgical Corp. of China Ltd., Class H (Industrials)	4,003
3,224	Microport Scientific Corp. (Health Care)	6,386
600	Ming Yang Smart Energy Group Ltd., Class A (Industrials)	2,286
1,812	Ming Yuan Cloud Group Holdings Ltd. (Information Technology)*	2,238
300	Montage Technology Co. Ltd., Class A (Information Technology)	2,886
1,614	Muyuan Foods Co. Ltd., Class A (Consumer Staples)	12,367
300	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A (Health Care)	1,241
1,100	Nanjing Securities Co. Ltd., Class A (Financials)	1,252
1,712	NARI Technology Co. Ltd., Class A (Industrials)	8,779
600	National Silicon Industry Group Co. Ltd., Class A (Information Technology)*	2,010
130	NAURA Technology Group Co. Ltd., Class A (Information Technology)	5,255
700	NavInfo Co. Ltd., Class A (Information Technology)*	1,378
2,010	NetEase, Inc. ADR (Communication Services)	208,497
619	New China Life Insurance Co. Ltd., Class A (Financials)	2,613
4,861	New China Life Insurance Co. Ltd., Class H (Financials)	12,732
1,400	New Hope Liuhe Co. Ltd., Class A (Consumer Staples)*	2,993

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
325	Ninestar Corp., Class A (Information Technology)	$ 2,136
200	Ningbo Orient Wires & Cables Co. Ltd., Class A (Industrials)	1,737
200	Ningbo Ronbay New Energy Technology Co. Ltd., Class A (Industrials)	2,785
600	Ningbo Shanshan Co. Ltd., Class A (Materials)	2,050
344	Ningbo Tuopu Group Co. Ltd., Class A (Consumer Discretionary)*	3,013
1,888	Ningbo Zhoushan Port Co. Ltd., Class A (Industrials)	1,139
1,450	Ningxia Baofeng Energy Group Co. Ltd., Class A (Materials)	3,378
6,760	NIO, Inc. ADR (Consumer Discretionary)*	117,556
8,669	Nongfu Spring Co. Ltd., Class H (Consumer Staples)(a)(b)	48,397
600	Offcn Education Technology Co. Ltd., Class A (Consumer Discretionary)*	464
900	OFILM Group Co. Ltd., Class A (Information Technology)*	772
191	Oppein Home Group, Inc., Class A (Consumer Discretionary)	3,420
1,817	Orient Securities Co. Ltd., Class A (Financials)	2,541
4,477	Orient Securities Co. Ltd., Class H (Financials)(a)	2,385
200	Ovctek China, Inc., Class A (Health Care)	1,378
2,700	Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A (Materials)*	1,354
2,300	People’s Insurance Co. Group of China Ltd. (The), Class A (Financials)	1,611
42,797	People’s Insurance Co. Group of China Ltd. (The), Class H (Financials)	13,474
600	Perfect World Co. Ltd., Class A (Communication Services)	1,221
12,972	PetroChina Co. Ltd., Class A (Energy)	10,992
103,479	PetroChina Co. Ltd., Class H (Energy)	55,528
100	PharmaBlock Sciences Nanjing, Inc., Class A (Health Care)*	1,240
165	Pharmaron Beijing Co. Ltd., Class A (Health Care)	2,946
647	Pharmaron Beijing Co. Ltd., Class H (Health Care)(a)	7,805
33,837	PICC Property & Casualty Co. Ltd., Class H (Financials)	32,864

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
4,418	Pinduoduo, Inc. ADR (Consumer Discretionary)*	$ 222,446
6,013	Ping An Bank Co. Ltd., Class A (Financials)*	12,747
2,332	Ping An Healthcare and Technology Co. Ltd. (Consumer Discretionary)*(a)(b)	6,272
3,300	Ping An Insurance Group Co. of China Ltd., Class A (Financials)	21,837
30,444	Ping An Insurance Group Co. of China Ltd., Class H (Financials)	195,185
700	Pingdingshan Tianan Coal Mining Co. Ltd., Class A (Energy)	1,604
3,500	Poly Developments and Holdings Group Co. Ltd., Class A (Real Estate)	8,127
779	Poly Property Services Co. Ltd., Class H (Real Estate)	5,114
1,000	Pop Mart International Group Ltd. (Consumer Discretionary)*(a)	3,856
8,106	Postal Savings Bank of China Co. Ltd., Class A (Financials)	6,371
62,816	Postal Savings Bank of China Co. Ltd., Class H (Financials)(a)	46,678
4,520	Power Construction Corp. of China Ltd., Class A (Industrials)	5,285
1,600	Qinghai Salt Lake Industry Co. Ltd., Class A (Materials)*	7,553
200	Raytron Technology Co. Ltd., Class A (Information Technology)	1,173
286	Red Star Macalline Group Corp. Ltd., Class A (Real Estate)*	235
532	Remegen Co. Ltd., Class H (Health Care)*(a)	2,027
1,300	RiseSun Real Estate Development Co. Ltd., Class A (Real Estate)	601
1,775	RLX Technology, Inc. ADR (Consumer Staples)*	3,514
100	Rockchip Electronics Co. Ltd., Class A (Information Technology)	1,220
2,872	Rongsheng Petrochemical Co. Ltd., Class A (Materials)	6,871
2,203	SAIC Motor Corp. Ltd., Class A (Consumer Discretionary)	5,670
165	Sangfor Technologies, Inc., Class A (Information Technology)	2,330
2,479	Sany Heavy Industry Co. Ltd., Class A (Industrials)	6,291
400	Satellite Chemical Co. Ltd., Class A (Materials)	2,357

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
1,781	SDIC Capital Co. Ltd., Class A (Financials)	$ 1,640
2,206	SDIC Power Holdings Co. Ltd., Class A (Utilities)	3,415
9,906	Seazen Group Ltd. (Real Estate)*	4,205
634	Seazen Holdings Co. Ltd., Class A (Real Estate)	2,303
1,444	SF Holding Co. Ltd., Class A (Industrials)*	11,220
100	SG Micro Corp., Class A (Information Technology)	4,303
2,262	Shaanxi Coal Industry Co. Ltd., Class A (Energy)	6,424
1,100	Shandong Gold Mining Co. Ltd., Class A (Materials)	3,029
4,085	Shandong Gold Mining Co. Ltd., Class H (Materials)(a)	7,269
620	Shandong Hualu Hengsheng Chemical Co. Ltd., Class A (Materials)*	2,770
400	Shandong Linglong Tyre Co. Ltd., Class A (Consumer Discretionary)	1,276
3,700	Shandong Nanshan Aluminum Co. Ltd., Class A (Materials)	1,966
12,247	Shandong Weigao Group Medical Polymer Co. Ltd., Class H (Health Care)	13,596
140	Shanghai Bairun Investment Holding Group Co. Ltd., Class A (Consumer Staples)	744
1,246	Shanghai Baosight Software Co. Ltd., Class A (Information Technology)	9,734
3,367	Shanghai Electric Group Co. Ltd., Class A (Industrials)	2,052
14,027	Shanghai Electric Group Co. Ltd., Class H (Industrials)	3,504
584	Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A (Health Care)	3,830
2,488	Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H (Health Care)	10,481
1,393	Shanghai Fudan Microelectronics Group Co. Ltd., Class H (Information Technology)*	4,963
600	Shanghai International Airport Co. Ltd., Class A (Industrials)*	4,528
3,032	Shanghai International Port Group Co. Ltd., Class A (Industrials)	2,837
300	Shanghai Jinjiang International Hotels Co. Ltd., Class A (Consumer Discretionary)	2,426
200	Shanghai Junshi Biosciences Co. Ltd., Class A (Health Care)*	2,530

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
765	Shanghai Junshi Biosciences Co. Ltd., Class H (Health Care)*(a)(b)	$ 4,680
712	Shanghai Lingang Holdings Corp. Ltd., Class A (Real Estate)	1,509
3,484	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A (Real Estate)*	5,717
260	Shanghai M&G Stationery, Inc., Class A (Industrials)	2,016
1,139	Shanghai MicroPort MedBot Group Co. Ltd. (Health Care)*(b)	3,223
684	Shanghai Pharmaceuticals Holding Co. Ltd., Class A (Health Care)	1,843
3,718	Shanghai Pharmaceuticals Holding Co. Ltd., Class H (Health Care)	6,056
9,185	Shanghai Pudong Development Bank Co. Ltd., Class A (Financials)	10,918
213	Shanghai Putailai New Energy Technology Co. Ltd., Class A (Materials)*	4,101
2,200	Shanghai RAAS Blood Products Co. Ltd., Class A (Health Care)	1,854
1,368	Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A (Consumer Discretionary)	2,048
1,200	Shanxi Coking Coal Energy Group Co. Ltd., Class A (Energy)	2,564
900	Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A (Energy)	2,146
1,304	Shanxi Meijin Energy Co. Ltd., Class A (Materials)*	2,261
2,153	Shanxi Taigang Stainless Steel Co. Ltd., Class A (Materials)	1,863
373	Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A (Consumer Staples)	15,217
700	Shengyi Technology Co. Ltd., Class A (Information Technology)	1,702
100	Shennan Circuits Co. Ltd., Class A (Information Technology)	1,379
7,067	Shenwan Hongyuan Group Co. Ltd., Class A (Financials)	4,285
4,266	Shenwan Hongyuan Group Co. Ltd., Class H (Financials)(a)	886
180	Shenzhen Capchem Technology Co. Ltd., Class A (Materials)	1,083
1,100	Shenzhen Energy Group Co. Ltd., Class A (Utilities)	1,041

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
100	Shenzhen Goodix Technology Co. Ltd., Class A (Information Technology)	$ 864
200	Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class A (Health Care)	504
736	Shenzhen Inovance Technology Co. Ltd., Class A (Industrials)	6,747
195	Shenzhen Kangtai Biological Products Co. Ltd., Class A (Health Care)	1,818
100	Shenzhen Kedali Industry Co. Ltd., Class A (Consumer Discretionary)	2,011
360	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A (Health Care)	16,304
2,703	Shenzhen Overseas Chinese Town Co. Ltd., Class A (Consumer Discretionary)	2,319
100	Shenzhen SC New Energy Technology Corp., Class A (Information Technology)	1,061
200	Shenzhen Transsion Holdings Co. Ltd., Class A (Information Technology)	2,633
3,885	Shenzhou International Group Holdings Ltd. (Consumer Discretionary)	53,728
500	Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A (Health Care)	1,633
894	Sichuan Chuantou Energy Co. Ltd., Class A (Utilities)	1,611
390	Sichuan Kelun Pharmaceutical Co. Ltd., Class A (Health Care)	1,040
1,300	Sichuan Road & Bridge Co. Ltd., Class A (Industrials)	2,069
100	Sichuan Swellfun Co. Ltd., Class A (Consumer Staples)	1,130
300	Sichuan Yahua Industrial Group Co. Ltd., Class A (Materials)	1,280
1,109	Sinolink Securities Co. Ltd., Class A (Financials)	1,363
400	Sinoma Science & Technology Co. Ltd., Class A (Materials)*	1,350
1,923	Sinopec Oilfield Service Corp., Class A (Energy)*	564
1,700	Sinopec Shanghai Petrochemical Co. Ltd., Class A (Materials)	855
17,575	Sinopec Shanghai Petrochemical Co. Ltd., Class H (Materials)	3,450
6,580	Sinopharm Group Co. Ltd., Class H (Health Care)	16,321
1,134	Sinotrans Ltd., Class A (Industrials)	672
11,585	Sinotrans Ltd., Class H (Industrials)	3,677

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
3,547	Sinotruk Hong Kong Ltd. (Industrials)	$ 5,036
100	Skshu Paint Co. Ltd., Class A (Materials)	1,395
5,424	Smoore International Holdings Ltd. (Consumer Staples)(a)(b)	13,329
800	Songcheng Performance Development Co. Ltd., Class A (Consumer Discretionary)	1,531
1,368	SooChow Securities Co. Ltd., Class A (Financials)	1,325
100	StarPower Semiconductor Ltd., Class A (Information Technology)	5,704
11,569	Sunac China Holdings Ltd. (Real Estate)(c)	6,754
400	Sungrow Power Supply Co. Ltd., Class A (Industrials)*	4,788
3,288	Sunny Optical Technology Group Co. Ltd. (Information Technology)	51,883
406	Sunwoda Electronic Co. Ltd., Class A (Industrials)	1,625
400	Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A (Information Technology)	1,126
100	Suzhou Maxwell Technologies Co. Ltd., Class A (Industrials)	5,644
200	Suzhou TA&A Ultra Clean Technology Co. Ltd., Class A (Materials)	1,806
700	Tangshan Jidong Cement Co. Ltd., Class A (Materials)	1,068
1,104	TBEA Co. Ltd., Class A (Industrials)	3,719
4,569	TCL Technology Group Corp., Class A (Consumer Discretionary)*	3,106
29,440	Tencent Holdings Ltd. (Communication Services)	1,359,886
3,864	Tencent Music Entertainment Group ADR (Communication Services)*	16,151
100	Thunder Software Technology Co. Ltd., Class A (Information Technology)	1,645
2,700	Tianfeng Securities Co. Ltd., Class A (Financials)	1,229
944	Tianjin Zhonghuan Semiconductor Co. Ltd., Class A (Information Technology)	6,162
684	Tianma Microelectronics Co. Ltd., Class A (Information Technology)	967
9,313	Tingyi Cayman Islands Holding Corp. (Consumer Staples)	16,500
254	Toly Bread Co. Ltd., Class A (Consumer Staples)	581
5,364	Tongcheng Travel Holdings Ltd. (Consumer Discretionary)*	10,296

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
700	Tongkun Group Co. Ltd., Class A (Materials)	$ 1,794
3,300	Tongling Nonferrous Metals Group Co. Ltd., Class A (Materials)	1,596
1,309	Tongwei Co. Ltd., Class A (Consumer Staples)	8,856
65	Topchoice Medical Corp., Class A (Health Care)*	1,362
11,844	Topsports International Holdings Ltd. (Consumer Discretionary)(a)	8,786
4,716	TravelSky Technology Ltd., Class H (Information Technology)	7,670
600	Trina Solar Co. Ltd., Class A (Information Technology)	5,767
3,147	Trip.com Group Ltd. ADR (Consumer Discretionary)*	69,423
195	Tsingtao Brewery Co. Ltd., Class A (Consumer Staples)	2,708
2,746	Tsingtao Brewery Co. Ltd., Class H (Consumer Staples)	23,730
162	Unigroup Guoxin Microelectronics Co. Ltd., Class A (Information Technology)*	4,303
6,666	Uni-President China Holdings Ltd. (Consumer Staples)	5,387
800	Unisplendour Corp. Ltd., Class A (Information Technology)	2,132
300	Universal Scientific Industrial Shanghai Co. Ltd., Class A (Information Technology)	563
2,792	Vipshop Holdings Ltd. ADR (Consumer Discretionary)*	25,966
454	Walvax Biotechnology Co. Ltd., Class A (Health Care)	3,156
943	Wanhua Chemical Group Co. Ltd., Class A (Materials)	11,876
21,758	Want Want China Holdings Ltd. (Consumer Staples)	21,659
383	Weibo Corp. ADR (Communication Services)*	8,426
2,112	Weichai Power Co. Ltd., Class A (Industrials)	3,829
9,829	Weichai Power Co. Ltd., Class H (Industrials)	15,284
2,000	Wens Foodstuffs Group Co. Ltd., Class A (Consumer Staples)	5,411
700	Western Mining Co. Ltd., Class A (Materials)	1,264
1,339	Western Securities Co. Ltd., Class A (Financials)	1,239

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
200	Western Superconducting Technologies Co. Ltd., Class A (Materials)	$ 2,780
200	Westone Information Industry, Inc., Class A (Information Technology)	1,074
295	Will Semiconductor Co. Ltd., Class A (Information Technology)	7,243
325	Wingtech Technology Co. Ltd., Class A (Information Technology)	3,097
600	Winning Health Technology Group Co. Ltd., Class A (Health Care)	758
928	Wuhan Guide Infrared Co. Ltd., Class A (Information Technology)	1,616
1,143	Wuliangye Yibin Co. Ltd., Class A (Consumer Staples)	29,330
600	WUS Printed Circuit Kunshan Co. Ltd., Class A (Information Technology)	1,413
787	WuXi AppTec Co. Ltd., Class A (Health Care)	11,230
1,695	WuXi AppTec Co. Ltd., Class H (Health Care)(a)	20,924
17,397	Wuxi Biologics Cayman, Inc. (Health Care)*(a)	128,611
195	Wuxi Lead Intelligent Equipment Co. Ltd., Class A (Industrials)	1,417
100	Wuxi Shangji Automation Co. Ltd., Class A (Industrials)	2,242
2,902	XCMG Construction Machinery Co. Ltd., Class A (Industrials)	2,298
800	Xiamen C & D, Inc., Class A (Industrials)	1,597
100	Xiamen Faratronic Co. Ltd., Class A (Information Technology)	2,625
72,488	Xiaomi Corp., Class B (Information Technology)*(a)	112,166
939	Xinjiang Goldwind Science & Technology Co. Ltd., Class A (Industrials)	1,738
4,060	Xinjiang Goldwind Science & Technology Co. Ltd., Class H (Industrials)	6,655
900	Xinjiang Tianshan Cement Co. Ltd., Class A (Materials)*	1,644
20,518	Xinyi Solar Holdings Ltd. (Information Technology)	36,561
2,932	XPeng, Inc. ADR (Consumer Discretionary)*	68,902
200	Yangzhou Yangjie Electronic Technology Co. Ltd., Class A (Information Technology)	2,128
649	Yankuang Energy Group Co. Ltd., Class A (Energy)	3,754

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
6,619	Yankuang Energy Group Co. Ltd., Class H (Energy)	$ 21,766
200	Yantai Jereh Oilfield Services Group Co. Ltd., Class A (Energy)	1,210
195	Yealink Network Technology Corp. Ltd., Class A (Information Technology)	2,159
218	Yifeng Pharmacy Chain Co. Ltd., Class A (Consumer Staples)	1,516
2,294	Yihai International Holding Ltd. (Consumer Staples)*	7,120
400	Yihai Kerry Arawana Holdings Co. Ltd., Class A (Consumer Staples)*	2,718
2,800	Yonghui Superstores Co. Ltd., Class A (Consumer Staples)	1,840
100	YongXing Special Materials Technology Co. Ltd., Class A (Materials)	1,798
928	Yonyou Network Technology Co. Ltd., Class A (Information Technology)	2,690
800	YTO Express Group Co. Ltd., Class A (Industrials)	2,440
900	Yunda Holding Co. Ltd., Class A (Industrials)	2,447
900	Yunnan Aluminium Co. Ltd., Class A (Materials)*	1,556
401	Yunnan Baiyao Group Co. Ltd., Class A (Health Care)	3,386
100	Yunnan Botanee Bio-Technology Group Co. Ltd., Class A (Consumer Staples)	2,845
295	Yunnan Energy New Material Co. Ltd., Class A (Materials)	9,617
500	Yunnan Tin Co. Ltd., Class A (Materials)	1,267
359	Zai Lab Ltd. ADR (Health Care)*	10,447
130	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A (Health Care)	6,028
1,300	Zhefu Holding Group Co. Ltd., Class A (Industrials)	905
2,300	Zhejiang Century Huatong Group Co. Ltd., Class A (Communication Services)*	1,598
649	Zhejiang Chint Electrics Co. Ltd., Class A (Industrials)	3,563
809	Zhejiang Dahua Technology Co. Ltd., Class A (Information Technology)*	1,958
100	Zhejiang Dingli Machinery Co. Ltd., Class A (Industrials)	724
7,525	Zhejiang Expressway Co. Ltd., Class H (Industrials)*	6,647

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
400	Zhejiang Huahai Pharmaceutical Co. Ltd., Class A (Health Care)	$ 1,165
325	Zhejiang Huayou Cobalt Co. Ltd., Class A (Materials)*	4,597
400	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A (Information Technology)	3,313
200	Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A (Health Care)	1,425
800	Zhejiang Juhua Co. Ltd., Class A (Materials)	1,399
1,174	Zhejiang Longsheng Group Co. Ltd., Class A (Materials)	1,875
950	Zhejiang NHU Co. Ltd., Class A (Health Care)	2,950
554	Zhejiang Semir Garment Co. Ltd., Class A (Consumer Discretionary)	479
100	Zhejiang Supor Co. Ltd., Class A (Consumer Discretionary)	843
300	Zhejiang Weiming Environment Protection Co. Ltd., Class A (Industrials)	1,288
500	Zhejiang Weixing New Building Materials Co. Ltd., Class A (Industrials)	1,374
200	Zhejiang Yongtai Technology Co. Ltd., Class A (Materials)	792
1,222	Zheshang Securities Co. Ltd., Class A (Financials)	1,767
4,419	ZhongAn Online P&C Insurance Co. Ltd., Class H (Financials)*(a)	14,813
200	Zhongji Innolight Co. Ltd., Class A (Information Technology)	962
3,015	Zhongsheng Group Holdings Ltd. (Consumer Discretionary)	21,405
1,700	Zhongtai Securities Co. Ltd., Class A (Financials)	1,853
2,684	Zhuzhou CRRC Times Electric Co. Ltd. (Industrials)	11,495
200	Zhuzhou CRRC Times Electric Co. Ltd., Class A (Industrials)	1,688
800	Zhuzhou Kibing Group Co. Ltd., Class A (Industrials)	1,319
6,502	Zijin Mining Group Co. Ltd., Class A (Materials)	9,793
28,038	Zijin Mining Group Co. Ltd., Class H (Materials)	38,096
2,268	Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A (Industrials)	2,014

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
8,711	Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H (Industrials)	$ 5,374
1,200	ZTE Corp., Class A (Information Technology)	4,371
3,821	ZTE Corp., Class H (Information Technology)	8,416
2,324	ZTO Express Cayman, Inc. ADR (Industrials)	62,609

		10,315,213

Colombia – 0.1%
1,150	Bancolombia SA (Financials)	13,802
19,969	Ecopetrol SA (Energy)	16,500
2,085	Interconexion Electrica SA ESP (Utilities)	13,131

		43,433

Czech Republic – 0.2%
785	CEZ AS (Utilities)	38,119
364	Komercni Banka AS (Financials)	11,289
1,725	Moneta Money Bank AS (Financials)(a)	5,724

		55,132

Egypt – 0.1%
1,394	Abou Kir Fertilizers & Chemical Industries (Materials)	1,948
9,469	Commercial International Bank Egypt SAE (Financials)	20,969
4,720	Eastern Co. SAE (Consumer Staples)	2,689
1,908	E-Finance for Digital & Financial Investments (Information Technology)	1,708
1,559	Egypt Kuwait Holding Co. SAE (Materials)	1,973
3,169	Egyptian Financial Group-Hermes Holding Co. (Financials)*	2,422
1,652	Telecom Egypt Co. (Communication Services)	1,341

		33,050

Greece – 0.3%
9,916	Alpha Services and Holdings SA (Financials)*	10,463
12,103	Eurobank Ergasias Services and Holdings SA (Financials)*	13,516
1,021	Hellenic Telecommunications Organization SA (Communication Services)	19,348
557	JUMBO SA (Consumer Discretionary)	9,219

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Greece – (continued)
339	Motor Oil Hellas Corinth Refineries SA (Energy)	$ 5,945
512	Mytilineos SA (Industrials)	9,105
2,765	National Bank of Greece SA (Financials)*	10,495
898	OPAP SA (Consumer Discretionary)	13,362
3,360	Piraeus Financial Holdings SA (Financials)*	4,247
1,083	Public Power Corp. SA (Utilities)*	7,100
343	Star Bulk Carriers Corp. (Industrials)	11,223
259	Terna Energy SA (Utilities)	4,992

		119,015

Hong Kong – 0.0%
486	Orient Overseas International Ltd. (Industrials)	14,929

Hungary – 0.2%
2,360	MOL Hungarian Oil & Gas PLC (Energy)	16,931
1,079	OTP Bank Nyrt (Financials)	25,680
703	Richter Gedeon Nyrt (Health Care)	13,728

		56,339

India – 13.8%
926	Aarti Industries Ltd. (Materials)	9,074
244	ABB India Ltd. (Industrials)	7,629
427	ACC Ltd. (Materials)	12,091
1,284	Adani Enterprises Ltd. (Industrials)	35,848
2,200	Adani Green Energy Ltd. (Utilities)*	53,528
3,862	Adani Ports & Special Economic Zone Ltd. (Industrials)	36,804
4,181	Adani Power Ltd. (Utilities)*	17,408
1,108	Adani Total Gas Ltd. (Utilities)	34,222
1,351	Adani Transmission Ltd. (Utilities)*	35,760
3,571	Adani Wilmar Ltd. (Consumer Staples)*	30,751
130	Alkem Laboratories Ltd. (Health Care)	5,273
2,911	Ambuja Cements Ltd. (Materials)	13,851
588	Apollo Hospitals Enterprise Ltd. (Health Care)	30,138
9,767	Ashok Leyland Ltd. (Industrials)	17,298
3,000	Asian Paints Ltd. (Materials)	110,502
418	Astral Ltd. (Industrials)	9,314
757	AU Small Finance Bank Ltd. (Financials)*(a)	12,201
1,287	Aurobindo Pharma Ltd. (Health Care)	8,799
1,124	Avenue Supermarts Ltd. (Consumer Staples)*(a)	57,517
11,141	Axis Bank Ltd. (Financials)*	98,328

Shares	Description	Value

Common Stocks – (continued)
India – (continued)
341	Bajaj Auto Ltd. (Consumer Discretionary)	$ 16,972
1,208	Bajaj Finance Ltd. (Financials)	94,637
187	Bajaj Finserv Ltd. (Financials)	31,154
141	Bajaj Holdings & Investment Ltd. (Financials)	9,287
378	Balkrishna Industries Ltd. (Consumer Discretionary)	11,388
3,655	Bandhan Bank Ltd. (Financials)(a)	15,345
5,431	Bank of Baroda (Financials)*	7,013
1,353	Berger Paints India Ltd. (Materials)	10,716
5,913	Bharat Electronics Ltd. (Industrials)	17,879
1,901	Bharat Forge Ltd. (Consumer Discretionary)	17,260
4,121	Bharat Petroleum Corp. Ltd. (Energy)	17,315
12,959	Bharti Airtel Ltd. (Communication Services)*	116,877
2,229	Biocon Ltd. (Health Care)*	9,592
36	Bosch Ltd. (Consumer Discretionary)	6,783
581	Britannia Industries Ltd. (Consumer Staples)*	27,299
1,779	Canara Bank (Financials)*	4,698
2,177	Cholamandalam Investment and Finance Co. Ltd. (Financials)	19,057
2,180	Cipla Ltd. (Health Care)	27,882
7,046	Coal India Ltd. (Energy)	17,507
631	Colgate-Palmolive India Ltd. (Consumer Staples)	13,225
1,350	Container Corp. Of India Ltd. (Industrials)	11,311
3,291	Dabur India Ltd. (Consumer Staples)	22,000
479	Dalmia Bharat Ltd. (Materials)	8,406
463	Deepak Nitrite Ltd. (Materials)	11,910
577	Divi’s Laboratories Ltd. (Health Care)	26,691
3,143	DLF Ltd. (Real Estate)	13,989
550	Dr. Reddy’s Laboratories Ltd. (Health Care)	30,956
615	Eicher Motors Ltd. (Consumer Discretionary)	22,028
4,647	Embassy Office Parks REIT (Real Estate)	23,623
565	FSN E-Commerce Ventures Ltd. (Consumer Discretionary)*	10,877
7,376	GAIL India Ltd. (Utilities)	13,985
288	Gland Pharma Ltd. (Health Care)*(a)	10,613
1,788	Godrej Consumer Products Ltd. (Consumer Staples)*	17,663
444	Godrej Properties Ltd. (Real Estate)*	8,004
1,619	Grasim Industries Ltd. (Materials)	29,792
885	Gujarat Gas Ltd. (Utilities)	6,376
1,078	Havells India Ltd. (Industrials)	16,687

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
India – (continued)
4,818	HCL Technologies Ltd. (Information Technology)	$ 64,588
250	HDFC Asset Management Co. Ltd. (Financials)(a)	6,108
4,437	HDFC Life Insurance Co. Ltd. (Financials)(a)	34,231
724	Hero MotoCorp Ltd. (Consumer Discretionary)	25,868
6,053	Hindalco Industries Ltd. (Materials)	32,945
191	Hindustan Aeronautics Ltd. (Industrials)	4,523
2,990	Hindustan Petroleum Corp. Ltd. (Energy)	8,773
3,871	Hindustan Unilever Ltd. (Consumer Staples)	117,335
11	Honeywell Automation India Ltd. (Information Technology)	4,561
8,141	Housing Development Finance Corp. Ltd. (Financials)	241,888
25,204	ICICI Bank Ltd. (Financials)	244,407
1,106	ICICI Lombard General Insurance Co. Ltd. (Financials)(a)	18,033
1,797	ICICI Prudential Life Insurance Co. Ltd. (Financials)(a)	12,073
18,417	IDFC First Bank Ltd. (Financials)*	8,611
3,850	Indian Hotels Co. Ltd. (Consumer Discretionary)	11,654
8,636	Indian Oil Corp. Ltd. (Energy)	12,903
1,224	Indian Railway Catering & Tourism Corp. Ltd. (Industrials)	10,920
1,562	Indraprastha Gas Ltd. (Utilities)	7,609
2,714	Indus Towers Ltd. (Communication Services)	7,055
2,733	IndusInd Bank Ltd. (Financials)	32,768
349	Info Edge India Ltd. (Communication Services)	18,720
16,028	Infosys Ltd. (Information Technology)	310,418
472	InterGlobe Aviation Ltd. (Industrials)*(a)	11,178
14,507	ITC Ltd. (Consumer Staples)	50,573
2,068	Jindal Steel & Power Ltd. (Materials)	10,065
2,941	JSW Energy Ltd. (Utilities)	10,480
4,491	JSW Steel Ltd. (Materials)	31,888
1,826	Jubilant Foodworks Ltd. (Consumer Discretionary)	12,958
643	Kansai Nerolac Paints Ltd. (Materials)	3,315
5,354	Kotak Mahindra Bank Ltd. (Financials)	127,364
139	L&T Technology Services Ltd. (Industrials)(a)	6,271
218	Larsen & Toubro Infotech Ltd. (Information Technology)(a)	11,944
3,376	Larsen & Toubro Ltd. (Industrials)	71,946

Shares	Description	Value

Common Stocks – (continued)
India – (continued)
1,657	Laurus Labs Ltd. (Health Care)(a)	$ 12,111
96	Linde India Ltd. (Materials)	3,701
944	Lupin Ltd. (Health Care)	7,522
270	Macrotech Developers Ltd. (Real Estate)*(a)	3,367
5,082	Mahindra & Mahindra Ltd. (Consumer Discretionary)	67,708
2,358	Marico Ltd. (Consumer Staples)	16,208
568	Maruti Suzuki India Ltd. (Consumer Discretionary)	58,283
1,377	Max Financial Services Ltd. (Financials)*	14,095
2,029	Max Healthcare Institute Ltd. (Health Care)*	9,940
288	Mindtree Ltd. (Information Technology)	11,306
394	Mphasis Ltd. (Information Technology)	13,162
14	MRF Ltd. (Consumer Discretionary)	14,002
557	Muthoot Finance Ltd. (Financials)	8,201
166	Nestle India Ltd. (Consumer Staples)	37,828
9,622	NHPC Ltd. (Utilities)	4,170
3,559	NMDC Ltd. (Materials)	5,781
18,050	NTPC Ltd. (Utilities)	36,269
576	Oberoi Realty Ltd. (Real Estate)*	5,978
11,931	Oil & Natural Gas Corp. Ltd. (Energy)	23,244
465	One 97 Communications Ltd. (Information Technology)*	3,911
95	Oracle Financial Services Software Ltd. (Information Technology)	4,031
30	Page Industries Ltd. (Consumer Discretionary)	17,464
833	PB Fintech Ltd. (Financials)*	7,121
224	Persistent Systems Ltd. (Information Technology)	10,848
3,619	Petronet LNG Ltd. (Energy)	10,577
359	PI Industries Ltd. (Materials)	12,755
681	Pidilite Industries Ltd. (Materials)	19,696
571	Piramal Enterprises Ltd. (Financials)	13,937
221	Polycab India Ltd. (Industrials)	6,951
5,596	Power Finance Corp. Ltd. (Financials)	8,026
13,279	Power Grid Corp. of India Ltd. (Utilities)	39,836
11,154	Punjab National Bank (Financials)*	4,504
4,377	REC Ltd. (Financials)	6,717
14,343	Reliance Industries Ltd. (Energy)	486,372
6,297	Samvardhana Motherson International Ltd. (Consumer Discretionary)	10,601
1,118	SBI Cards & Payment Services Ltd. (Financials)	11,232
1,954	SBI Life Insurance Co. Ltd. (Financials)(a)	29,552
48	Shree Cement Ltd. (Materials)	13,674

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
India – (continued)
860	Shriram Transport Finance Co. Ltd. (Financials)	$ 13,029
341	Siemens Ltd. (Industrials)	10,691
900	Sona Blw Precision Forgings Ltd. (Consumer Discretionary)(a)	6,462
632	SRF Ltd. (Materials)	20,059
8,754	State Bank of India (Financials)	52,781
5,649	Steel Authority of India Ltd. (Materials)	5,526
4,611	Sun Pharmaceutical Industries Ltd. (Health Care)	51,113
522	Tata Communications Ltd. (Communication Services)	6,623
4,378	Tata Consultancy Services Ltd. (Information Technology)	189,720
2,928	Tata Consumer Products Ltd. (Consumer Staples)	28,653
163	Tata Elxsi Ltd. (Information Technology)	17,596
7,871	Tata Motors Ltd. (Consumer Discretionary)*	44,968
2,174	Tata Motors Ltd., Class A (Consumer Discretionary)*	5,966
7,182	Tata Power Co. Ltd. (The) (Utilities)	21,753
3,226	Tata Steel Ltd. (Materials)	43,865
2,471	Tata Teleservices Maharashtra Ltd. (Communication Services)*	3,991
2,720	Tech Mahindra Ltd. (Information Technology)	41,350
1,803	Titan Co. Ltd. (Consumer Discretionary)	51,464
237	Torrent Pharmaceuticals Ltd. (Health Care)	8,647
889	Trent Ltd. (Consumer Discretionary)	12,871
533	UltraTech Cement Ltd. (Materials)	41,759
346	United Breweries Ltd. (Consumer Staples)	6,874
1,401	United Spirits Ltd. (Consumer Staples)*	14,606
2,191	UPL Ltd. (Materials)	22,001
685	Varun Beverages Ltd. (Consumer Staples)	9,322
4,267	Vedanta Ltd. (Materials)	17,637
1,160	Voltas Ltd. (Industrials)	15,211
6,374	Wipro Ltd. (Information Technology)	39,248
74,712	Yes Bank Ltd. (Financials)*	12,655
4,037	Zomato Ltd. (Consumer Discretionary)*	3,882
1,000	Zydus Lifesciences Ltd. (Health Care)	4,873

		4,892,983

Indonesia – 1.9%
67,632	Adaro Energy Indonesia Tbk PT (Energy)	15,167
40,631	Aneka Tambang Tbk (Materials)*	6,994

Shares	Description	Value

Common Stocks – (continued)
Indonesia – (continued)
97,645	Astra International Tbk PT (Consumer Discretionary)	$ 49,221
84,746	Avia Avian Tbk PT (Materials)	4,301
19,397	Bank Aladin Syariah Tbk PT (Financials)*	2,601
267,649	Bank Central Asia Tbk PT (Financials)	142,259
30,588	Bank Jago Tbk PT (Financials)*	19,667
85,704	Bank Mandiri Persero Tbk PT (Financials)	49,961
36,056	Bank Negara Indonesia Persero Tbk PT (Financials)	22,688
343,150	Bank Rakyat Indonesia Persero Tbk PT (Financials)	108,963
125,144	Barito Pacific Tbk PT (Materials)	7,167
122,522	Bukalapak.com PT Tbk (Consumer Discretionary)*	2,470
24,007	Chandra Asri Petrochemical Tbk PT (Materials)	16,835
35,276	Charoen Pokphand Indonesia Tbk PT (Consumer Staples)	13,064
90,519	Dayamitra Telekomunikasi PT (Communication Services)	4,253
88,393	Elang Mahkota Teknologi Tbk PT (Communication Services)*	11,609
2,448	Gudang Garam Tbk PT (Consumer Staples)	5,289
12,372	Indah Kiat Pulp & Paper Tbk PT (Materials)	7,000
9,152	Indocement Tunggal Prakarsa Tbk PT (Materials)	6,104
12,150	Indofood CBP Sukses Makmur Tbk PT (Consumer Staples)	7,145
22,236	Indofood Sukses Makmur Tbk PT (Consumer Staples)	10,065
94,992	Kalbe Farma Tbk PT (Health Care)	10,912
56,340	Merdeka Copper Gold Tbk PT (Materials)*	21,058
110,625	Sarana Menara Nusantara Tbk PT (Communication Services)	7,587
14,059	Semen Indonesia Persero Tbk PT (Materials)	7,039
91,798	Sumber Alfaria Trijaya Tbk PT (Consumer Staples)*	11,458
229,591	Telkom Indonesia Persero Tbk PT (Communication Services)	67,865
43,555	Tower Bersama Infrastructure Tbk PT (Communication Services)*	8,812
4,838	Transcoal Pacific Tbk PT (Industrials)*	3,816
27,693	Unilever Indonesia Tbk PT (Consumer Staples)	8,984
7,308	United Tractors Tbk PT (Energy)	15,688
9,852	Vale Indonesia Tbk PT (Materials)*	5,557

		681,599

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Kuwait – 0.7%
5,408	Agility Public Warehousing Co. KSC (Industrials)*	$ 20,276
4,903	Boubyan Bank KSCP (Financials)	13,002
9,328	Gulf Bank KSCP (Financials)	9,505
23,230	Kuwait Finance House KSCP (Financials)	68,203
3,102	Mabanee Co KPSC (Real Estate)	8,490
11,279	Mobile Telecommunications Co. KSCP (Communication Services)	23,206
34,491	National Bank of Kuwait SAKP (Financials)	116,922

		259,604

Luxembourg – 0.0%
721	Reinet Investments SCA (Financials)	14,689

Mexico – 2.2%
24,889	Alfa SAB de CV, Class A (Industrials)	19,090
137,677	America Movil SAB de CV, Series L (Communication Services)	145,339
2,163	Arca Continental SAB de CV (Consumer Staples)	14,680
2,261	Becle SAB de CV (Consumer Staples)	5,084
72,137	Cemex SAB de CV, Series CPO (Materials)*	33,886
2,533	Coca-Cola Femsa SAB de CV (Consumer Staples)	15,148
1,002	El Puerto de Liverpool SAB de CV (Consumer Discretionary)	5,280
14,537	Fibra Uno Administracion SA de CV REIT (Real Estate)	15,324
10,599	Fomento Economico Mexicano SAB de CV (Consumer Staples)	79,268
883	Gruma SAB de CV, Class B (Consumer Staples)(b)	10,475
1,820	Grupo Aeroportuario del Pacifico SAB de CV, Class B (Industrials)	27,278
608	Grupo Aeroportuario del Sureste SAB de CV, Class B (Industrials)	13,261
6,738	Grupo Bimbo SAB de CV, Series A (Consumer Staples)	22,122
2,182	Grupo Carso SAB de CV, Series A1 (Industrials)	8,976
302	Grupo Elektra SAB DE CV (Financials)*(b)	17,791

Shares	Description	Value

Common Stocks – (continued)
Mexico – (continued)
14,142	Grupo Financiero Banorte SAB de CV, Class O (Financials)	$ 91,532
8,351	Grupo Financiero Inbursa SAB de CV, Class O (Financials)*	16,983
15,400	Grupo Mexico SAB de CV, Series B (Materials)	75,941
12,946	Grupo Televisa SAB, Series CPO (Communication Services)	26,453
608	Industrias Penoles SAB de CV (Materials)	7,139
7,851	Kimberly-Clark de Mexico SAB de CV, Class A (Consumer Staples)	12,135
6,711	Operadora de Sites Mexicanos SA de CV, Class A-1 REIT (Communication Services)	8,851
4,752	Orbia Advance Corp. SAB de CV (Materials)	12,740
25,255	Wal-Mart de Mexico SAB de CV (Consumer Staples)	93,228

		778,004

Pakistan – 0.0%
1,099	Lucky Cement Ltd. (Materials)*	2,616
1,825	TRG Pakistan (Industrials)	747
2,156	United Bank Ltd. (Financials)	1,425

		4,788

Peru – 0.1%
238	Credicorp Ltd. (Financials)	33,410
196	InRetail Peru Corp. (Consumer Staples)(a)	5,896
181	Intercorp Financial Services, Inc. (Financials)	4,940

		44,246

Philippines – 0.8%
11,429	Aboitiz Equity Ventures, Inc. (Industrials)	11,562
7,232	Aboitiz Power Corp. (Utilities)	4,390
34,944	AC Energy Corp. (Utilities)	4,769
1,259	Ayala Corp. (Industrials)	16,751
29,026	Ayala Land, Inc. (Real Estate)	16,400
8,854	Bank of the Philippine Islands (Financials)	16,707
8,604	BDO Unibank, Inc. (Financials)	21,909
9,947	Converge Information and Communications Technology Solutions, Inc. (Communication Services)*	5,032
12,232	Emperador, Inc. (Consumer Staples)	4,170
155	Globe Telecom, Inc. (Communication Services)	7,184

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Philippines – (continued)
4,002	International Container Terminal Services, Inc. (Industrials)	$ 16,577
15,224	JG Summit Holdings, Inc. (Industrials)	15,838
2,255	Jollibee Foods Corp. (Consumer Discretionary)	9,013
1,160	Manila Electric Co. (Utilities)	8,264
9,126	Metropolitan Bank & Trust Co. (Financials)	9,581
29,414	Monde Nissin Corp. (Consumer Staples)*(a)	8,310
424	PLDT, Inc. (Communication Services)	15,378
2,363	SM Investments Corp. (Industrials)	38,701
52,535	SM Prime Holdings, Inc. (Real Estate)	37,004
4,297	Universal Robina Corp. (Consumer Staples)	8,858

		276,398

Qatar – 1.1%
9,594	Commercial Bank PSQC (The) (Financials)	18,602
14,341	Industries Qatar QSC (Industrials)	72,025
36,447	Masraf Al Rayan QSC (Financials)	47,038
21,009	Mesaieed Petrochemical Holding Co. (Materials)	15,634
4,769	Ooredoo QPSC (Communication Services)	9,690
1,937	Qatar Electricity & Water Co. QSC (Utilities)	8,936
2,357	Qatar Fuel QSC (Energy)	11,132
13,134	Qatar Gas Transport Co. Ltd. (Energy)	13,488
3,763	Qatar International Islamic Bank QSC (Financials)	10,953
5,601	Qatar Islamic Bank (Financials)	35,605
21,480	Qatar National Bank QPSC (Financials)	127,108

		370,211

Russia – 0.0%
12,708	Alrosa PJSC (Materials)(c)	—
801	Gazprom Neft PJSC (Energy)(c)	—
49,291	Gazprom PJSC (Energy)(c)	—
1,413	LUKOIL PJSC (Energy)(c)	—
263	MMC Norilsk Nickel PJSC (Materials)(c)	—
4,560	Mobile TeleSystems PJSC (Communication Services)(c)	—
3,099	Novatek PJSC (Energy)(c)	—
5,287	Novolipetsk Steel PJSC (Materials)(c)	—
780	PIK Group PJSC (Consumer Discretionary)*(c)	—
1,389	Polymetal International PLC (Materials)(c)	—
128	Polyus PJSC (Materials)(c)	—
5,078	Rosneft Oil Co. PJSC (Energy)(c)	—
44,370	Sberbank of Russia PJSC (Financials)*(c)	—

Shares	Description	Value

Common Stocks – (continued)
Russia – (continued)
969	Severstal PAO (Materials)(c)	$ —
146,300	Surgutneftegas PJSC (Energy)(c)	—
6,047	Tatneft PJSC (Energy)(c)	—
6,503	United Co RUSAL International PJSC (Materials)*(c)	—
1,289	Yandex NV, Class A (Communication Services)*(c)	—

		—

Saudi Arabia – 5.8%
393	ACWA Power Co. (Utilities)*	16,367
645	Advanced Petrochemical Co. (Materials)	10,061
9,655	Al Rajhi Bank (Financials)	254,600
4,741	Alinma Bank (Financials)	48,668
1,979	Almarai Co. JSC (Consumer Staples)	28,916
3,220	Arab National Bank (Financials)	26,873
122	Arabian Internet & Co.mmunications Services Co. (Information Technology)	6,929
2,371	Bank AlBilad (Financials)*	31,609
2,857	Banque Saudi Fransi (Financials)	40,983
277	Bupa Arabia for Cooperative Insurance Co. (Financials)	11,655
410	Dr Sulaiman Al Habib Medical Services Group Co. (Health Care)	23,372
1,825	Etihad Etisalat Co. (Communication Services)	19,099
284	Jarir Marketing Co. (Consumer Discretionary)	12,267
220	Mouwasat Medical Services Co. (Health Care)	12,788
1,663	National Industrialization Co. (Materials)*	8,132
1,109	Rabigh Refining & Petrochemical Co. (Energy)*	8,043
7,112	Riyad Bank (Financials)	72,722
1,128	SABIC Agri-Nutrients Co. (Materials)	44,212
1,738	Sahara International Petrochemical Co. (Materials)	24,838
3,908	Saudi Arabian Mining Co. (Materials)*	67,834
61,926	Saudi Arabian Oil Co. (Energy)(a)	691,827
4,347	Saudi Basic Industries Corp. (Materials)	132,827
4,775	Saudi British Bank (The) (Financials)	53,091
3,786	Saudi Electricity Co. (Utilities)	24,510
1,962	Saudi Industrial Investment Group (Materials)	15,955
3,556	Saudi Kayan Petrochemical Co. (Materials)*	16,441
10,615	Saudi National Bank (The) (Financials)	204,913

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Saudi Arabia – (continued)
3,483	Saudi Telecom Co. (Communication Services)	$ 95,468
1,266	Savola Group (The) (Consumer Staples)	12,692
1,082	Yanbu National Petrochemical Co. (Materials)	15,694

		2,033,386

Singapore – 0.0%
1,051	BOC Aviation Ltd. (Industrials)(a)	8,681

South Africa – 2.9%
2,928	Absa Group Ltd. (Financials)	34,511
441	African Rainbow Minerals Ltd. (Materials)	7,374
204	Anglo American Platinum Ltd. (Materials)	22,429
1,799	Aspen Pharmacare Holdings Ltd. (Health Care)	18,660
1,638	Bid Corp. Ltd. (Consumer Staples)	35,222
1,615	Bidvest Group Ltd. (The) (Industrials)	22,608
304	Capitec Bank Holdings Ltd. (Financials)	43,955
1,195	Clicks Group Ltd. (Consumer Staples)	23,348
2,122	Discovery Ltd. (Financials)*	19,806
1,464	Exxaro Resources Ltd. (Energy)(b)	20,787
18,287	FirstRand Ltd. (Financials)	84,971
3,429	Gold Fields Ltd. (Materials)	33,677
2,287	Harmony Gold Mining Co. Ltd. (Materials)	7,947
4,025	Impala Platinum Holdings Ltd. (Materials)	55,280
821	Investec Ltd. (Financials)	5,084
238	Kumba Iron Ore Ltd. (Materials)	9,005
792	Momentum Metropolitan Holdings (Financials)	804
6,205	MTN Group Ltd. (Communication Services)	67,211
1,655	MultiChoice Group (Communication Services)	14,209
1,075	Naspers Ltd., Class N (Consumer Discretionary)	118,265
1,989	Nedbank Group Ltd. (Financials)	30,300
112	Ninety One Ltd. (Financials)	310
1,557	Northam Platinum Holdings Ltd. (Materials)*	18,783
23,888	Old Mutual Ltd. (Financials)	19,560
4,197	Pepkor Holdings Ltd. (Consumer Discretionary)(a)	5,885
3,028	Rand Merchant Investment Holdings Ltd. (Financials)	5,580
2,595	Remgro Ltd. (Financials)	25,068
8,200	Sanlam Ltd. (Financials)	35,502
2,162	Sasol Ltd. (Materials)*	57,590

Shares	Description	Value

Common Stocks – (continued)
South Africa – (continued)
2,071	Shoprite Holdings Ltd. (Consumer Staples)	$ 28,657
13,460	Sibanye Stillwater Ltd. (Materials)	44,127
5,169	Standard Bank Group Ltd. (Financials)	59,280
2,911	Vodacom Group Ltd. (Communication Services)	27,459
5,271	Woolworths Holdings Ltd. (Consumer Discretionary)	18,830

		1,022,084

South Korea – 11.5%
144	Alteogen, Inc. (Health Care)*	6,716
130	Amorepacific Corp. (Consumer Staples)	17,180
163	AMOREPACIFIC Group (Consumer Staples)	6,067
37	BGF retail Co. Ltd. (Consumer Staples)	5,488
1,409	BNK Financial Group, Inc. (Financials)	8,986
211	Bukwang Pharmaceutical Co. Ltd. (Health Care)	1,825
421	Celltrion Healthcare Co. Ltd. (Health Care)	21,030
93	Celltrion Pharm, Inc. (Health Care)*	6,149
438	Celltrion, Inc. (Health Care)	56,821
270	Cheil Worldwide, Inc. (Communication Services)	5,674
31	Chong Kun Dang Pharmaceutical Corp. (Health Care)	2,325
21	Chunbo Co. Ltd. (Materials)	4,586
31	CJ CheilJedang Corp. (Consumer Staples)	9,860
63	CJ Corp. (Industrials)	4,349
56	CJ ENM Co. Ltd. (Communication Services)	5,382
36	CJ Logistics Corp. (Industrials)*	3,768
250	Coway Co. Ltd. (Consumer Discretionary)	14,448
111	CS Wind Corp. (Industrials)	5,132
905	Daewoo Engineering & Construction Co. Ltd. (Industrials)*	4,791
212	Daewoo Shipbuilding & Marine Engineering Co. Ltd. (Industrials)*	3,778
154	DB HiTek Co. Ltd. (Information Technology)	8,551
188	DB Insurance Co. Ltd. (Financials)	9,877
121	DL E&C Co. Ltd. (Industrials)	5,115
255	Dongsuh Cos., Inc. (Consumer Staples)	5,668
216	Doosan Bobcat, Inc. (Industrials)	6,634
30	Doosan Co. Ltd. (Industrials)	2,054
1,861	Doosan Enerbility Co. Ltd. (Industrials)*	31,212
126	Doosan Fuel Cell Co. Ltd. (Industrials)*	3,972
107	Douzone Bizon Co. Ltd. (Information Technology)	3,204

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
South Korea – (continued)
54	Ecopro BM Co. Ltd. (Industrials)	$ 22,042
83	E-MART, Inc. (Consumer Staples)	7,782
86	F&F Co. Ltd. (Consumer Discretionary)	10,149
215	Fila Holdings Corp. (Consumer Discretionary)	5,509
102	Genexine, Inc. (Health Care)*	3,116
23	Green Cross Corp. (Health Care)	3,569
275	GS Engineering & Construction Corp. (Industrials)	8,847
344	GS Holdings Corp. (Industrials)	12,623
191	GS Retail Co. Ltd. (Consumer Staples)	4,161
1,279	Hana Financial Group, Inc. (Financials)	51,172
76	Hanjin Kal Corp. (Industrials)*	3,465
317	Hankook Tire & Technology Co. Ltd. (Consumer Discretionary)	9,134
25	Hanmi Pharm Co. Ltd. (Health Care)	6,254
142	Hanmi Science Co. Ltd. (Health Care)	5,624
719	Hanon Systems (Consumer Discretionary)	6,654
41	Hansol Chemical Co. Ltd. (Materials)	8,799
53	Hanssem Co. Ltd. (Consumer Discretionary)	3,123
142	Hanwha Aerospace Co. Ltd. (Industrials)	6,186
158	Hanwha Corp. (Industrials)	3,691
2,067	Hanwha Life Insurance Co. Ltd. (Financials)*	4,394
490	Hanwha Solutions Corp. (Materials)*	15,466
257	Hanwha Systems Co. Ltd. (Industrials)	3,292
206	HD Hyundai Co. Ltd. (Energy)	10,407
181	HDC Hyundai Development Co.-Engineering & Construction, Class E (Industrials)	2,026
186	Helixmith Co. Ltd. (Health Care)*	3,345
141	Hite Jinro Co. Ltd. (Consumer Staples)	4,063
475	HLB, Inc. (Consumer Discretionary)*	17,469
1,303	HMM Co. Ltd. (Industrials)	34,176
163	Hotel Shilla Co. Ltd. (Consumer Discretionary)	10,276
36	Hugel, Inc. (Health Care)*	3,620
59	HYBE Co. Ltd. (Communication Services)*	11,016
11	Hyosung Advanced Materials Corp. (Materials)	4,623
8	Hyosung TNC Corp. (Materials)	2,774
30	Hyundai Autoever Corp. (Information Technology)	3,249
60	Hyundai Department Store Co. Ltd. (Consumer Discretionary)	3,831

Shares	Description	Value

Common Stocks – (continued)
South Korea – (continued)
454	Hyundai Doosan Infracore Co. Ltd. (Industrials)*	$ 2,349
117	Hyundai Elevator Co. Ltd. (Industrials)	3,258
313	Hyundai Engineering & Construction Co. Ltd. (Industrials)	10,955
72	Hyundai Glovis Co. Ltd. (Industrials)	12,338
45	Hyundai Heavy Industries Co. Ltd. (Industrials)*	4,328
253	Hyundai Marine & Fire Insurance Co. Ltd. (Financials)	6,421
97	Hyundai Mipo Dockyard Co. Ltd. (Industrials)*	6,570
260	Hyundai Mobis Co. Ltd. (Consumer Discretionary)	45,918
564	Hyundai Motor Co. (Consumer Discretionary)	86,387
381	Hyundai Steel Co. (Materials)	12,703
99	Iljin Materials Co. Ltd. (Information Technology)	7,194
1,172	Industrial Bank of Korea (Financials)	10,657
1,309	Kakao Corp. (Communication Services)	89,933
172	Kakao Games Corp. (Communication Services)*	8,689
752	KakaoBank Corp. (Financials)*	24,708
67	Kakaopay Corp. (Information Technology)*	5,713
561	Kangwon Land, Inc. (Consumer Discretionary)*	12,742
1,536	KB Financial Group, Inc. (Financials)	74,987
18	KCC Corp. (Materials)	5,078
49	KEPCO Engineering & Construction Co., Inc. (Industrials)	2,931
94	KEPCO Plant Service & Engineering Co. Ltd. (Industrials)	2,853
1,060	Kia Corp. (Consumer Discretionary)	73,425
67	KIWOOM Securities Co. Ltd. (Financials)	5,166
128	KMW Co. Ltd. (Information Technology)*	3,269
58	Kolmar BNH Co. Ltd. (Consumer Staples)	1,449
307	Korea Aerospace Industries Ltd. (Industrials)	13,027
1,259	Korea Electric Power Corp. (Utilities)*(b)	23,761
146	Korea Gas Corp. (Utilities)	5,234
171	Korea Investment Holdings Co. Ltd. (Financials)	9,896
189	Korea Shipbuilding & Offshore Engineering Co. Ltd. (Industrials)*	13,963
43	Korea Zinc Co. Ltd. (Materials)	20,680

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
South Korea – (continued)
880	Korean Air Lines Co. Ltd. (Industrials)*	$ 20,663
94	Krafton, Inc. (Communication Services)*	19,716
628	KT Corp. (Communication Services)	19,238
499	KT&G Corp. (Consumer Staples)	34,283
74	Kumho Petrochemical Co. Ltd. (Materials)	9,570
110	L&F Co. Ltd. (Information Technology)*	23,090
48	LEENO Industrial, Inc. (Information Technology)	6,072
204	LG Chem Ltd. (Materials)	96,460
488	LG Corp. (Industrials)	31,634
972	LG Display Co. Ltd. (Information Technology)	13,631
462	LG Electronics, Inc. (Consumer Discretionary)	39,210
110	LG Energy Solution Ltd. (Industrials)*	39,476
40	LG Household & Health Care Ltd. (Consumer Staples)	23,731
57	LG Innotek Co. Ltd. (Information Technology)	17,738
1,049	LG Uplus Corp. (Communication Services)	11,743
63	Lotte Chemical Corp. (Materials)	10,413
164	Lotte Corp. (Industrials)	4,653
56	Lotte Shopping Co. Ltd. (Consumer Discretionary)	4,594
97	LS Corp. (Industrials)	5,175
134	Mando Corp. (Consumer Discretionary)	5,935
27	Medytox, Inc. (Health Care)*	2,761
118	Meritz Financial Group, Inc. (Financials)	3,119
188	Meritz Fire & Marine Insurance Co. Ltd. (Financials)	5,873
901	Meritz Securities Co. Ltd. (Financials)	4,435
1,664	Mirae Asset Securities Co. Ltd. (Financials)	10,975
627	NAVER Corp. (Communication Services)	145,955
62	NCSoft Corp. (Communication Services)	22,802
82	Netmarble Corp. (Communication Services)(a)	5,534
725	NH Investment & Securities Co. Ltd. (Financials)	6,329
16	NongShim Co. Ltd. (Consumer Staples)	3,569
84	OCI Co. Ltd. (Materials)	8,759
101	Orion Corp. (Consumer Staples)	7,951
998	Pan Ocean Co. Ltd. (Industrials)	6,131
119	Pearl Abyss Corp. (Communication Services)*	6,098
121	POSCO Chemical Co. Ltd. (Materials)	12,763
323	POSCO Holdings, Inc. (Materials)	75,450

Shares	Description	Value

Common Stocks – (continued)
South Korea – (continued)
174	Posco International Corp. (Industrials)	$ 3,326
90	S-1 Corp. (Industrials)	5,238
61	Samsung Biologics Co. Ltd. (Health Care)*(a)	41,761
357	Samsung C&T Corp. (Industrials)	34,915
137	Samsung Card Co. Ltd. (Financials)	3,771
238	Samsung Electro-Mechanics Co. Ltd. (Information Technology)	29,721
23,186	Samsung Electronics Co. Ltd. (Information Technology)	1,263,124
687	Samsung Engineering Co. Ltd. (Industrials)*	13,632
143	Samsung Fire & Marine Insurance Co. Ltd. (Financials)	23,001
3,027	Samsung Heavy Industries Co. Ltd. (Industrials)*	14,509
323	Samsung Life Insurance Co. Ltd. (Financials)	17,779
228	Samsung SDI Co. Ltd. (Information Technology)	105,965
154	Samsung SDS Co. Ltd. (Information Technology)	18,484
257	Samsung Securities Co. Ltd. (Financials)	8,236
194	SD Biosensor, Inc. (Health Care)	7,840
196	Seegene, Inc. (Health Care)	7,042
190	Shin Poong Pharmaceutical Co. Ltd. (Health Care)*	4,477
2,180	Shinhan Financial Group Co. Ltd. (Financials)	75,856
28	Shinsegae, Inc. (Consumer Discretionary)	5,737
114	SK Biopharmaceuticals Co. Ltd. (Health Care)*	7,989
84	SK Bioscience Co. Ltd. (Health Care)*	9,200
52	SK Chemicals Co. Ltd. (Materials)	5,422
2,309	SK Hynix, Inc. (Information Technology)	201,562
122	SK IE Technology Co. Ltd. (Materials)*(a)	12,425
202	SK Innovation Co. Ltd. (Energy)*	35,185
648	SK Networks Co. Ltd. (Industrials)	2,464
420	SK Square Co. Ltd. (Information Technology)*	16,057
270	SK Telecom Co. Ltd. (Communication Services)	12,461
155	SK, Inc. (Industrials)	31,070
86	SKC Co. Ltd. (Materials)	11,191
164	S-Oil Corp. (Energy)	15,377
63	Solus Advanced Materials Co. Ltd. (Information Technology)	3,234
21	Soulbrain Co. Ltd./New (Materials)	4,651

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
South Korea – (continued)
406	SSANGYONG C&E Co. Ltd. (Materials)	$ 2,563
64	Studio Dragon Corp. (Communication Services)*	3,983
83	Wemade Co. Ltd. (Communication Services)	5,729
149	WONIK IPS Co. Ltd. (Information Technology)	4,679
2,473	Woori Financial Group, Inc. (Financials)	29,783
200	Yuhan Corp. (Health Care)	9,764

		4,067,883

Taiwan – 15.6%
2,355	Accton Technology Corp. (Information Technology)	18,824
13,992	Acer, Inc. (Information Technology)	14,028
1,949	Advantech Co. Ltd. (Information Technology)	24,241
15,938	ASE Technology Holding Co. Ltd. (Information Technology)	57,382
11,143	Asia Cement Corp. (Materials)	17,046
139	ASMedia Technology, Inc. (Information Technology)	6,561
117	ASPEED Technology, Inc. (Information Technology)	9,372
3,089	Asustek Computer, Inc. (Information Technology)	36,344
39,717	AU Optronics Corp. (Information Technology)	24,631
3,116	Catcher Technology Co. Ltd. (Information Technology)	17,606
36,847	Cathay Financial Holding Co. Ltd. (Financials)	70,711
6,330	Chailease Holding Co. Ltd. (Financials)	49,070
26,152	Chang Hwa Commercial Bank Ltd. (Financials)	16,353
7,242	Cheng Shin Rubber Industry Co. Ltd. (Consumer Discretionary)	8,870
2,955	Chicony Electronics Co. Ltd. (Information Technology)*	8,796
13,373	China Airlines Ltd. (Industrials)*	12,486
80,356	China Development Financial Holding Corp. (Financials)	44,850
55,223	China Steel Corp. (Materials)	65,925
1,790	Chroma ATE, Inc. (Information Technology)	10,268
18,643	Chunghwa Telecom Co. Ltd. (Communication Services)	81,573

Shares	Description	Value

Common Stocks – (continued)
Taiwan – (continued)
20,918	Compal Electronics, Inc. (Information Technology)	$ 16,576
88,882	CTBC Financial Holding Co. Ltd. (Financials)	83,140
9,070	Delta Electronics, Inc. (Information Technology)	75,466
3,962	E Ink Holdings, Inc. (Information Technology)	27,710
913	Eclat Textile Co. Ltd. (Consumer Discretionary)	15,618
320	eMemory Technology, Inc. (Information Technology)	16,978
57,697	E.Sun Financial Holding Co. Ltd. (Financials)	60,828
10,744	Eva Airways Corp. (Industrials)*	12,623
12,326	Evergreen Marine Corp. Taiwan Ltd. (Industrials)	59,666
14,589	Far Eastern New Century Corp. (Industrials)	15,330
8,077	Far EasTone Telecommunications Co. Ltd. (Communication Services)	22,179
2,119	Feng TAY Enterprise Co. Ltd. (Consumer Discretionary)	13,871
49,361	First Financial Holding Co. Ltd. (Financials)	46,512
16,020	Formosa Chemicals & Fibre Corp. (Materials)	45,259
5,743	Formosa Petrochemical Corp. (Energy)	19,153
22,841	Formosa Plastics Corp. (Materials)	82,629
313	Formosa Sumco Technology Corp. (Information Technology)	2,798
4,134	Formosa Taffeta Co. Ltd. (Consumer Discretionary)	3,860
4,761	Foxconn Technology Co. Ltd. (Information Technology)	8,956
32,839	Fubon Financial Holding Co. Ltd. (Financials)	72,523
1,337	Giant Manufacturing Co. Ltd. (Consumer Discretionary)	12,115
1,024	Globalwafers Co. Ltd. (Information Technology)	22,015
5,290	Highwealth Construction Corp. (Real Estate)	8,466
1,350	Hiwin Technologies Corp. (Industrials)	10,465
57,947	Hon Hai Precision Industry Co. Ltd. (Information Technology)	225,599
1,351	Hotai Motor Co. Ltd. (Consumer Discretionary)	29,464

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Taiwan – (continued)
45,680	Hua Nan Financial Holdings Co. Ltd. (Financials)	$ 37,457
47,024	Innolux Corp. (Information Technology)	22,601
12,262	Inventec Corp. (Information Technology)	10,900
433	Largan Precision Co. Ltd. (Information Technology)	24,913
10,379	Lite-On Technology Corp. (Information Technology)	22,600
8,504	Macronix International Co. Ltd. (Information Technology)	11,573
7,138	MediaTek, Inc. (Information Technology)	222,563
48,984	Mega Financial Holding Co. Ltd. (Financials)	65,396
1,002	Merida Industry Co. Ltd. (Consumer Discretionary)	8,993
3,368	Micro-Star International Co. Ltd. (Information Technology)	15,665
316	momo.com, Inc. (Consumer Discretionary)	9,091
23,128	Nan Ya Plastics Corp. (Materials)	67,970
1,079	Nan Ya Printed Circuit Board Corp. (Information Technology)	14,665
5,441	Nanya Technology Corp. (Information Technology)	12,522
680	Nien Made Enterprise Co. Ltd. (Consumer Discretionary)	7,403
2,605	Novatek Microelectronics Corp. (Information Technology)	36,439
1,159	Oneness Biotech Co. Ltd. (Health Care)*	7,567
8,262	Pegatron Corp. (Information Technology)	19,812
803	Phison Electronics Corp. (Information Technology)	10,942
10,986	Pou Chen Corp. (Consumer Discretionary)	11,847
12,590	Powerchip Semiconductor Manufacturing Corp. (Information Technology)	25,072
3,334	Powertech Technology, Inc. (Information Technology)	11,245
2,571	President Chain Store Corp. (Consumer Staples)	24,403
12,750	Quanta Computer, Inc. (Information Technology)	34,966
2,117	Realtek Semiconductor Corp. (Information Technology)	32,457
5,759	Ruentex Development Co. Ltd. (Real Estate)	15,298
2,462	Ruentex Industries Ltd. (Consumer Discretionary)	7,218

Shares	Description	Value

Common Stocks – (continued)
Taiwan – (continued)
19,407	Shanghai Commercial & Savings Bank Ltd. (The) (Financials)	$ 33,833
58,592	Shin Kong Financial Holding Co. Ltd. (Financials)	18,713
171	Silicon Motion Technology Corp. ADR (Information Technology)	15,443
2,562	Sino-American Silicon Products, Inc. (Information Technology)	15,226
48,744	SinoPac Financial Holdings Co. Ltd. (Financials)	30,481
2,832	Standard Foods Corp. (Consumer Staples)	4,639
6,140	Synnex Technology International Corp. (Information Technology)	14,871
7,912	TA Chen Stainless Pipe (Materials)*	11,830
50,209	Taishin Financial Holding Co. Ltd. (Financials)	31,051
28,270	Taiwan Business Bank (Financials)	11,980
25,643	Taiwan Cement Corp. (Materials)	37,636
44,166	Taiwan Cooperative Financial Holding Co. Ltd. (Financials)	42,834
3,645	Taiwan Fertilizer Co. Ltd. (Materials)	8,766
10,626	Taiwan High Speed Rail Corp. (Industrials)	10,141
8,580	Taiwan Mobile Co. Ltd. (Communication Services)	31,926
119,058	Taiwan Semiconductor Manufacturing Co. Ltd. (Information Technology)	2,297,071
9,811	Tatung Co. Ltd. (Industrials)*	11,932
8,526	Teco Electric and Machinery Co. Ltd. (Industrials)	9,091
2,394	Tripod Technology Corp. (Information Technology)	9,609
5,640	Unimicron Technology Corp. (Information Technology)	41,875
22,727	Uni-President Enterprises Corp. (Consumer Staples)	52,775
55,354	United Microelectronics Corp. (Information Technology)	98,026
4,525	Vanguard International Semiconductor Corp. (Information Technology)	16,681
1,483	VisEra Technologies Co. Ltd. (Information Technology)	22,635
309	Voltronic Power Technology Corp. (Industrials)	15,756
12,891	Walsin Lihwa Corp. (Industrials)	20,919
1,518	Walsin Technology Corp. (Information Technology)*	6,067

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Taiwan – (continued)
2,712	Wan Hai Lines Ltd. (Industrials)	$ 14,670
1,571	Win Semiconductors Corp. (Information Technology)	12,178
13,273	Winbond Electronics Corp. (Information Technology)	13,399
12,927	Wistron Corp. (Information Technology)	12,649
416	Wiwynn Corp. (Information Technology)	13,229
7,512	WPG Holdings Ltd. (Information Technology)	13,665
1,983	Yageo Corp. (Information Technology)	27,670
8,562	Yang Ming Marine Transport Corp. (Industrials)*	36,726
55,350	Yuanta Financial Holding Co. Ltd. (Financials)	46,435
2,709	Yulon Motor Co. Ltd. (Consumer Discretionary)	4,149
2,978	Zhen Ding Technology Holding Ltd. (Information Technology)	12,415

		5,525,306

Tanzania – 0.1%
1,786	AngloGold Ashanti Ltd. (Materials)	31,416

Thailand – 2.3%
4,900	Advanced Info Service PCL NVDR (Communication Services)	31,072
20,206	Airports of Thailand PCL NVDR (Industrials)*	41,185
39,237	Asset World Corp. PCL NVDR (Consumer Discretionary)	5,848
4,264	B Grimm Power PCL NVDR (Utilities)	4,299
4,864	Bangkok Bank PCL NVDR (Financials)	18,620
9,152	Bangkok Commercial Asset Management PCL NVDR (Financials)	5,001
27,767	Bangkok Dusit Medical Services PCL NVDR (Health Care)	20,894
42,370	Bangkok Expressway & Metro PCL NVDR (Industrials)	11,329
2,450	Bangkok Life Assurance PCL NVDR (Financials)	2,792
17,043	Banpu PCL NVDR (Energy)	6,176
4,769	Berli Jucker PCL NVDR (Consumer Staples)	5,052
37,715	BTS Group Holdings PCL NVDR (Industrials)	9,809
2,315	Bumrungrad Hospital PCL NVDR (Health Care)	11,805

Shares	Description	Value

Common Stocks – (continued)
Thailand – (continued)
1,906	Carabao Group PCL NVDR (Consumer Staples)	$ 6,155
8,407	Central Pattana PCL NVDR (Real Estate)	15,785
15,515	Central Retail Corp. PCL NVDR (Consumer Discretionary)	17,229
18,416	Charoen Pokphand Foods PCL NVDR (Consumer Staples)	13,992
3,951	Com7 PCL NVDR (Consumer Discretionary)	4,359
26,307	CP ALL PCL NVDR (Consumer Staples)	50,930
5,297	Dohome PCL NVDR (Consumer Discretionary)	2,941
1,192	Electricity Generating PCL NVDR (Utilities)	6,270
5,802	Energy Absolute PCL NVDR (Utilities)	15,217
185	Fabrinet (Information Technology)*	16,071
3,299	Global Power Synergy PCL NVDR (Utilities)	6,435
21,990	Gulf Energy Development PCL NVDR (Utilities)	31,166
2,813	Hana Microelectronics PCL NVDR (Information Technology)	3,864
25,349	Home Product Center PCL NVDR (Consumer Discretionary)	11,037
9,794	Indorama Ventures PCL NVDR (Materials)	14,096
8,327	Intouch Holdings PCL NVDR (Communication Services)	17,399
53,620	IRPC PCL NVDR (Energy)	5,422
1,022	Jasmine Technology Solution PCL NVDR (Information Technology)*	9,288
3,583	Jay Mart PCL NVDR (Information Technology)	6,361
3,672	JMT Network Services PCL NVDR (Financials)	8,316
7,996	Kasikornbank PCL NVDR (Financials)	34,349
3,526	KCE Electronics PCL NVDR (Information Technology)	6,801
2,185	Kerry Express Thailand PCL NVDR (Industrials)	1,494
21,675	Krung Thai Bank PCL NVDR (Financials)	9,564
5,288	Krungthai Card PCL NVDR (Financials)	9,465
30,030	Land & Houses PCL NVDR (Real Estate)	7,854
14,903	Minor International PCL NVDR (Consumer Discretionary)*	15,243
3,748	Muangthai Capital PCL NVDR (Financials)	5,394
6,059	Ngern Tid Lor PCL NVDR (Financials)	5,932
7,268	Osotspa PCL NVDR (Consumer Staples)	7,381
6,130	PTT Exploration & Production PCL NVDR (Energy)	30,363

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Thailand – (continued)
10,764	PTT Global Chemical PCL NVDR (Materials)	$ 15,177
13,419	PTT Oil & Retail Business PCL NVDR (Consumer Discretionary)	10,882
50,125	PTT PCL NVDR (Energy)	56,028
1,325	Ramkhamhaeng Hospital PCL NVDR (Health Care)	2,226
2,262	Ratch Group PCL NVDR (Utilities)	2,760
8,799	SCB X PCL NVDR (Financials)	29,056
5,775	SCG Packaging PCL NVDR (Materials)	9,577
2,038	Siam Cement PCL (The) NVDR (Materials)	22,155
7,486	Siam Global House PCL NVDR (Consumer Discretionary)	4,638
7,019	Siam Makro PCL NVDR (Consumer Staples)	7,692
3,933	Sri Trang Agro-Industry PCL NVDR (Consumer Discretionary)	2,839
4,905	Sri Trang Gloves Thailand PCL NVDR (Health Care)	2,881
3,229	Srisawad Corp. PCL NVDR (Financials)	5,237
31,137	STARK Corp. PCL NVDR (Industrials)*	4,513
38,406	Thai Beverage PCL (Consumer Staples)	19,471
5,217	Thai Oil PCL NVDR (Energy)	8,842
14,337	Thai Union Group PCL NVDR (Consumer Staples)	7,206
1,702	Thonburi Healthcare Group PCL NVDR (Health Care)	3,730
2,551	Tisco Financial Group PCL NVDR (Financials)	6,840
215,989	TMBThanachart Bank PCL NVDR (Financials)	8,016
2,701	TOA Paint Thailand PCL NVDR (Materials)	2,269
1,883	Total Access Communication PCL NVDR (Communication Services)	2,366
91,976	True Corp. PCL NVDR (Communication Services)	11,826
22,038	VGI PCL NVDR (Communication Services)	3,445

		819,727

Turkey – 0.6%
344	AG Anadolu Grubu Holding AS (Industrials)	839
15,111	Akbank TAS (Financials)	7,710
744	Aksa Akrilik Kimya Sanayii AS (Consumer Discretionary)	2,636
1,508	Aksa Enerji Uretim AS (Utilities)*	1,944
786	Alarko Holding AS (Industrials)	1,434

Shares	Description	Value

Common Stocks – (continued)
Turkey – (continued)
1,146	Anadolu Efes Biracilik Ve Malt Sanayii AS (Consumer Staples)	$ 1,978
12	Anadolu Isuzu Otomotiv Sanayi Ve Ticaret AS, Class C (Industrials)*	78
1,074	Arcelik AS (Consumer Discretionary)	5,103
3,088	Aselsan Elektronik Sanayi Ve Ticaret AS (Industrials)	4,610
682	Aydem Yenilenebilir Enerji AS (Utilities)*	378
481	Aygaz AS (Utilities)	1,051
381	Baskent Dogalgaz Dagitim Gayrimenkul Yatirim Ortakligi AS (Utilities)	316
1,887	Bera Holding AS (Industrials)*	1,159
2,200	BIM Birlesik Magazalar AS (Consumer Staples)	11,077
126	Borusan Mannesmann Boru Sanayi ve Ticaret AS (Materials)*	229
32	Borusan Yatirim ve Pazarlama AS (Financials)	769
232	Brisa Bridgestone Sabanci Sanayi ve Ticaret AS (Consumer Discretionary)	501
390	Can2 Termik AS (Utilities)*	895
12	Celebi Hava Servisi AS (Industrials)	189
259	Cimsa Cimento Sanayi VE Ticaret AS (Materials)	563
390	Coca-Cola Icecek AS (Consumer Staples)	3,094
186	Deva Holding AS (Health Care)	385
330	D-MARKET Elektronik Hizmetler ve Ticaret AS ADR (Consumer Discretionary)*	442
5,599	Dogan Sirketler Grubu Holding AS (Consumer Discretionary)*	1,370
58	Dogu Aras Enerji Yatirimlari AS (Utilities)*	308
170	Dogus Otomotiv Servis ve Ticaret AS (Consumer Discretionary)	719
87	Eczacibasi Yatirim Holding Ortakligi AS (Industrials)	240
6	EGE Endustri VE Ticaret AS (Consumer Discretionary)	632
710	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS (Consumer Staples)	417
11,315	Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT (Real Estate)	1,982
1,506	Enerjisa Enerji AS (Utilities)(a)	1,360
8,498	Enka Insaat ve Sanayi AS (Industrials)	8,158
6,102	Eregli Demir ve Celik Fabrikalari TAS (Materials)	12,737

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Turkey – (continued)
158	Fenerbahce Futbol AS (Communication Services)*	$ 437
308	Ford Otomotiv Sanayi AS (Consumer Discretionary)	5,820
422	GEN Ilac VE Saglik Urunleri Sanayi VE Ticaret AS (Health Care)	467
321	Gubre Fabrikalari TAS (Materials)*	1,503
6,711	Haci Omer Sabanci Holding AS (Financials)	8,692
1,858	Hektas Ticaret TAS (Materials)*	3,552
2,254	Is Gayrimenkul Yatirim Ortakligi AS REIT (Real Estate)*	2,029
638	Is Yatirim Menkul Degerler AS (Financials)	759
2,699	Izmir Demir Celik Sanayi AS (Materials)*	422
105	Jantsa Jant Sanayi Ve Ticaret AS (Industrials)	521
3,632	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (Materials)*	3,259
1,087	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class A (Materials)*	757
196	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class B (Materials)*	136
85	Kartonsan Karton Sanayi ve Ticaret AS (Materials)	338
125	Kizilbuk Gayrimenkul Yatirim Ortakligi AS (Real Estate)*	534
3,403	KOC Holding AS (Industrials)	8,511
4	Konya Cimento Sanayii AS (Materials)*	223
311	Kordsa Teknik Tekstil AS (Consumer Discretionary)	904
269	Koza Altin Isletmeleri AS (Materials)*	3,238
1,106	Koza Anadolu Metal Madencilik Isletmeleri AS (Materials)*	2,047
365	Logo Yazilim Sanayi Ve Ticaret AS (Information Technology)	900
468	Migros Ticaret AS (Consumer Staples)*	1,265
369	MLP Saglik Hizmetleri AS (Health Care)*(a)	793
41	Otokar Otomotiv Ve Savunma Sanayi A.S. (Industrials)	1,074
1,489	Oyak Cimento Fabrikalari AS (Materials)*	1,107
228	Pegasus Hava Tasimaciligi AS (Industrials)*	1,986
83	Penta Teknoloji Urunleri Dagitim Ticaret AS (Information Technology)*	2,287
4,972	Petkim Petrokimya Holding AS (Materials)*	3,010
1,307	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS (Industrials)	1,540
1,880	Sasa Polyester Sanayi AS (Materials)*	4,186

Shares	Description	Value

Common Stocks – (continued)
Turkey – (continued)
573	Selcuk Ecza Deposu Ticaret ve Sanayi A.S. (Health Care)	$ 464
50	Servet Gayrimenkul Yatirim Ortakligi AS (Real Estate)*	264
1,708	Sinpas Gayrimenkul Yatirim Ortakligi AS REIT (Real Estate)*	889
1,675	Sok Marketler Ticaret AS (Consumer Staples)	1,369
849	TAV Havalimanlari Holding AS (Industrials)*	2,372
1,045	Tekfen Holding AS (Industrials)	1,255
721	Tofas Turk Otomobil Fabrikasi AS (Consumer Discretionary)	3,336
879	Torunlar Gayrimenkul Yatirim Ortakligi AS REIT (Real Estate)*	433
3,685	Turk Hava Yollari AO (Industrials)*	11,223
150	Turk Prysmian Kablo ve Sistemleri AS (Industrials)	311
2,446	Turk Telekomunikasyon AS (Communication Services)	1,456
79	Turk Traktor ve Ziraat Makineleri AS (Industrials)	1,170
6,022	Turkcell Iletisim Hizmetleri AS (Communication Services)	7,108
15,236	Turkiye Halk Bankasi AS (Financials)*	5,384
7,850	Turkiye Is Bankasi AS, Class C (Financials)	5,189
644	Turkiye Petrol Rafinerileri AS (Energy)*	10,656
1,004	Turkiye Sigorta AS (Financials)	297
6,869	Turkiye Sinai Kalkinma Bankasi AS (Financials)*	931
6,667	Turkiye Sise ve Cam Fabrikalari AS (Industrials)	8,537
5,551	Turkiye Vakiflar Bankasi TAO, Class D (Financials)*	1,447
880	Ulker Biskuvi Sanayi AS (Consumer Staples)*	851
133	Verusa Holding AS (Financials)	483
1,245	Vestel Beyaz Esya Sanayi ve Ticaret AS (Consumer Discretionary)	736
439	Vestel Elektronik Sanayi ve Ticaret AS (Consumer Discretionary)	722
12,869	Yapi ve Kredi Bankasi AS (Financials)	3,621
4,361	Ziraat Gayrimenkul Yatirim Ortakligi AS (Real Estate)*	806
5,818	Zorlu Enerji Elektrik Uretim AS (Utilities)*	753

		209,663

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United Arab Emirates – 1.9%
13,556	Abu Dhabi Commercial Bank PJSC (Financials)	$ 36,906
14,099	Abu Dhabi National Oil Co. for Distribution PJSC (Consumer Discretionary)	16,083
8,632	ADNOC Drilling Co. PJSC (Energy)	7,591
17,376	Aldar Properties PJSC (Real Estate)	25,025
6,552	Alpha Dhabi Holding PJSC (Industrials)*	45,665
14,205	Dubai Islamic Bank PJSC (Financials)	23,010
19,658	Emaar Properties PJSC (Real Estate)	30,559
12,055	Emirates NBD Bank PJSC (Financials)	43,158
17,061	Emirates Telecommunications Group Co. PJSC (Communication Services)	140,925
21,673	First Abu Dhabi Bank PJSC (Financials)	126,742
2,346	International Holding Co. PJSC (Industrials)*	178,835
		674,499

United States – 0.1%
3,554	JBS SA (Consumer Staples)	26,700

TOTAL COMMON STOCKS (Cost $28,826,706)		$33,998,829

Shares	Description	Rate	Value

Preferred Stocks – 2.5%
Brazil – 1.5%
1,022	Alpargatas SA (Consumer Discretionary)	2.06%	$ 4,691
25,519	Banco Bradesco SA (Financials)	4.55	110,400
1,237	Bradespar SA (Materials)	31.49	7,461
943	Braskem SA, Class A (Materials)	20.26	8,856
1,088	Centrais Eletricas Brasileiras SA, Class B (Utilities)	3.66	9,558
6,989	Cia Energetica de Minas Gerais (Utilities)	8.82	17,183
5,559	Gerdau SA (Materials)	12.75	34,220
23,647	Itau Unibanco Holding SA (Financials)	2.38	130,546
23,038	Itausa SA (Financials)	5.65	46,624
22,398	Petroleo Brasileiro SA (Energy)	26.84	142,085
5,104	Raizen SA (Energy)	1.07	6,603
2,583	Usinas Siderurgicas de Minas Gerais SA Usiminas (Materials)	17.02	5,974

			524,201

Shares	Description	Rate	Value

Preferred Stocks – (continued)
Chile – 0.2%
700	Sociedad Quimica y Minera de Chile SA, Class B (Materials)	2.04%	$ 74,827

Colombia – 0.1%
2,217	Bancolombia SA (Financials)	2.31	24,836
18,859	Grupo Aval Acciones y Valores SA (Financials)	4.96	4,220

			29,056

Russia – 0.0%
4,252	Sberbank of Russia PJSC (Financials)*(c)	0.00	—
31,665	Surgutneftegas PJSC (Energy)(c)	18.58	—
640	Tatneft PJSC (Energy)(c)	10.92	—

			—

South Korea – 0.7%
62	Amorepacific Corp. (Consumer Staples)	1.46	3,373
174	Hyundai Motor Co. (Consumer Discretionary)	5.59	12,925
114	Hyundai Motor Co. (Consumer Discretionary)	5.45	8,578
16	Kumho Petrochemical Co. Ltd. (Materials)	10.32	1,261
38	LG Chem Ltd. (Materials)	4.17	8,969
90	LG Electronics, Inc. (Consumer Discretionary)	1.65	3,979
4,036	Samsung Electronics Co. Ltd. (Information Technology)	2.40	198,016
16	Samsung Fire & Marine Insurance Co. Ltd. (Financials)	7.41	2,101
9	Samsung SDI Co. Ltd. (Information Technology)	0.35	2,157
7	Shin Poong Pharmaceutical Co. Ltd. (Health Care)*	0.00	297

			241,656

Taiwan – 0.0%
9,244	China Development Financial Holding Corp. (Financials)*	0.00	2,771

TOTAL PREFERRED STOCKS (Cost $696,191)			$ 872,511

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Units	Description	Expiration Month	Value

Rights – 0.0%
Indonesia – 0.0%
2,425	Bank Aladin Syariah Tbk PT*	06/22	$ 0

Thailand – 0.0%
1,131	Ratch Group PCL*	06/22	—

TOTAL RIGHTS (Cost $0)			$ 0

Warrant – 0.0%
Thailand – 0.0%
2,160	TMBThanachart Bank PCL (Financials)*(c)
(Cost $0)		12/22	$ —

Shares	Description	Value

Exchange-Traded Fund – 0.9%
United States – 0.9%
12,873	iShares MSCI Malaysia ETF(b)
(Cost $302,162)		$ 311,140

Principal Amount	Interest Rate	Value

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $29,825,059)		$35,182,480

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 1.6%(d)
Goldman Sachs Financial Square Government Fund - Institutional Shares
564,846	0.660%	$564,846
(Cost $564,846)

TOTAL INVESTMENTS – 101.1% (Cost $30,389,905)		$35,747,326

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.1)%		(383,857)

NET ASSETS – 100.0%		$35,363,469

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	All or a portion of security is on loan.

(c)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.

(d)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
NVDR	— Non-Voting Depository Receipt
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At May 31, 2022, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
MSCI Emerging Markets Index Future	2	06/17/22	$102,624	$3,706

Sector Name	% of Market Value
Financials	21.3%
Information Technology	19.9
Consumer Discretionary	11.9
Communication Services	9.6
Materials	8.6
Industrials	6.8
Energy	6.2
Consumer Staples	5.5
Health Care	3.2
Utilities	2.6
Real Estate	1.9
Exchange-Traded Fund	0.9
Securities Lending Reinvestment Vehicle	1.6
TOTAL INVESTMENTS	100.0%

GOLDMAN SACHS MARKETBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments

May 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – 98.5%
Australia – 9.1%
15,349	AGL Energy Ltd. (Utilities)	$ 96,453
14,630	Allkem Ltd. (Materials)*	143,884
59,091	Alumina Ltd. (Materials)	72,061
73,637	AMP Ltd. (Financials)*	57,842
5,456	Ampol Ltd. (Energy)	130,566
27,067	APA Group (Utilities)	220,960
14,386	Aristocrat Leisure Ltd. (Consumer Discretionary)	348,706
4,389	ASX Ltd. (Financials)	254,395
42,182	Aurizon Holdings Ltd. (Industrials)	121,642
63,847	Australia & New Zealand Banking Group Ltd. (Financials)	1,146,848
116,112	BHP Group Ltd. (Materials)	3,715,699
11,111	BlueScope Steel Ltd. (Materials)	145,063
7,672	Boral Ltd. (Materials)	16,511
32,925	Brambles Ltd. (Industrials)	256,972
5,770	carsales.com Ltd. (Communication Services)	84,852
10,056	Charter Hall Group REIT (Real Estate)	95,725
1,504	Cochlear Ltd. (Health Care)	240,561
29,152	Coles Group Ltd. (Consumer Staples)	366,591
39,053	Commonwealth Bank of Australia (Financials)	2,923,611
12,207	Computershare Ltd. (Information Technology)	203,155
9,945	Crown Resorts Ltd. (Consumer Discretionary)*	91,601
11,001	CSL Ltd. (Health Care)	2,145,165
24,525	Dexus REIT (Real Estate)	184,375
1,352	Domino’s Pizza Enterprises Ltd. (Consumer Discretionary)	66,755
3,575	EBOS Group Ltd. (Health Care)	94,250
30,675	Endeavour Group Ltd. (Consumer Staples)	159,754
41,515	Evolution Mining Ltd. (Materials)	114,358
40,988	Fortescue Metals Group Ltd. (Materials)	591,289
240,217	Glencore PLC (Materials)*	1,580,636
41,528	Goodman Group REIT (Real Estate)	612,187
43,829	GPT Group (The) REIT (Real Estate)	151,230
4,774	IDP Education Ltd. (Consumer Discretionary)	82,431
16,944	IGO Ltd. (Materials)	153,636
56,459	Insurance Australia Group Ltd. (Financials)	176,989

Shares	Description	Value

Common Stocks – (continued)
Australia – (continued)
15,776	Lendlease Corp. Ltd. (Real Estate)	$ 121,883
50,833	Lottery Corp. Ltd. (The) (Consumer Discretionary)*	172,844
20,547	Lynas Rare Earths Ltd. (Materials)*	145,183
8,428	Macquarie Group Ltd. (Financials)	1,124,403
62,969	Medibank Pvt Ltd. (Financials)	145,450
3,746	Mineral Resources Ltd. (Materials)	171,577
90,059	Mirvac Group REIT (Real Estate)	146,005
73,824	National Australia Bank Ltd. (Financials)	1,655,456
20,432	Newcrest Mining Ltd. (Materials)	367,009
26,398	Northern Star Resources Ltd. (Materials)	169,483
9,326	Orica Ltd. (Materials)	108,311
39,973	Origin Energy Ltd. (Utilities)	196,421
7,123	OZ Minerals Ltd. (Materials)	123,143
51,379	Pilbara Minerals Ltd. (Materials)*	108,727
42,938	Qantas Airways Ltd. (Industrials)*	169,717
33,806	QBE Insurance Group Ltd. (Financials)	291,736
4,256	Ramsay Health Care Ltd. (Health Care)	238,656
1,149	REA Group Ltd. (Communication Services)	92,817
6,819	Reece Ltd. (Industrials)	78,413
8,516	Rio Tinto Ltd. (Materials)	699,170
24,469	Rio Tinto PLC (Materials)	1,773,203
77,656	Santos Ltd. (Energy)	456,794
118,928	Scentre Group REIT (Real Estate)	244,848
7,453	SEEK Ltd. (Communication Services)	129,651
4,107	Seven Group Holdings Ltd. (Industrials)	55,358
10,892	Sonic Healthcare Ltd. (Health Care)	286,438
104,644	South32 Ltd. (Materials)	375,332
49,972	Stockland REIT (Real Estate)	143,390
28,905	Suncorp Group Ltd. (Financials)	235,342
50,833	Tabcorp Holdings Ltd. (Consumer Discretionary)	33,913
266,626	Telstra Corp. Ltd. (Communication Services)	742,105
9,811	TPG Telecom Ltd. (Communication Services)	40,468
70,319	Transurban Group (Industrials)	724,871
16,556	Treasury Wine Estates Ltd. (Consumer Staples)	141,330
87,782	Vicinity Centres REIT (Real Estate)	119,014
4,810	Washington H Soul Pattinson & Co. Ltd. (Energy)	88,677
25,974	Wesfarmers Ltd. (Consumer Discretionary)	879,265

GOLDMAN SACHS MARKETBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Australia – (continued)
80,229	Westpac Banking Corp. (Financials)	$ 1,373,773
3,628	WiseTech Global Ltd. (Information Technology)	109,567
43,488	Woodside Energy Group Ltd. (Energy)	928,387
27,772	Woolworths Group Ltd. (Consumer Staples)	690,306

		32,745,189

Austria – 0.4%
5,987	ams-OSRAM AG (Information Technology)*	73,327
1,653	ANDRITZ AG (Industrials)	76,356
2,014	BAWAG Group AG (Financials)*(a)	102,524
933	CA Immobilien Anlagen AG (Real Estate)	31,084
7,404	Erste Group Bank AG (Financials)	230,094
811	EVN AG (Utilities)	20,243
1,452	IMMOFINANZ AG (Real Estate)*	31,669
321	Mayr Melnhof Karton AG (Materials)	54,813
11,132	Mondi PLC (Materials)	215,846
3,274	OMV AG (Energy)	190,796
3,109	Raiffeisen Bank International AG (Financials)	41,198
742	Verbund AG (Utilities)	73,644
808	Vienna Insurance Group AG Wiener Versicherung Gruppe (Financials)	19,389
2,548	voestalpine AG (Materials)	74,462
2,591	Wienerberger AG (Materials)	71,389

		1,306,834

Belgium – 0.8%
506	Ackermans & van Haaren NV (Industrials)	85,265
3,659	Ageas SA/NV (Financials)(b)	183,795
16,288	Anheuser-Busch InBev SA/NV (Consumer Staples)	910,290
1,599	Azelis Group NV (Industrials)*	40,048
505	D’ieteren Group (Consumer Discretionary)	78,821
660	Elia Group SA/NV (Utilities)	108,387
1,232	Etablissements Franz Colruyt NV (Consumer Staples)	39,910
2,307	Groupe Bruxelles Lambert SA (Financials)	212,440
6,427	KBC Group NV (Financials)	400,014
3,254	Proximus SADP (Communication Services)	56,035
343	Sofina SA (Financials)	80,616
1,681	Solvay SA (Materials)	164,050

Shares	Description	Value

Common Stocks – (continued)
Belgium – (continued)
1,008	Telenet Group Holding NV (Communication Services)	$ 26,758
2,680	UCB SA (Health Care)	235,877
4,574	Umicore SA (Materials)	202,807
395	VGP NV (Real Estate)	76,420
3,247	Warehouses De Pauw CVA REIT (Real Estate)	119,447

		3,020,980

Brazil – 0.1%
3,710	Yara International ASA (Materials)	191,643

Chile – 0.0%
7,935	Antofagasta PLC (Materials)	147,757

China – 1.1%
93,453	Alibaba Health Information Technology Ltd. (Consumer Discretionary)*	47,646
38,830	Budweiser Brewing Co. APAC Ltd. (Consumer Staples)(a)	103,193
14,670	BYD Electronic International Co. Ltd. (Information Technology)	32,573
78,117	China Evergrande New Energy Vehicle Group Ltd. (Health Care)*(c)	31,862
51,276	China Gas Holdings Ltd. (Utilities)	76,468
69,627	China Mengniu Dairy Co. Ltd. (Consumer Staples)*	357,651
40,066	Chow Tai Fook Jewellery Group Ltd. (Consumer Discretionary)*	69,351
192,229	CSPC Pharmaceutical Group Ltd. (Health Care)	205,814
55,770	ESR Cayman Ltd. (Real Estate)*(a)	165,272
51,084	Fosun International Ltd. (Industrials)	51,959
1,795	Futu Holdings Ltd. ADR (Financials)*(b)	65,895
136,178	Geely Automobile Holdings Ltd. (Consumer Discretionary)*	260,360
5,995	NXP Semiconductors NV (Information Technology)	1,137,611
19,743	Prosus NV (Consumer Discretionary)*	1,021,107
28,068	Shimao Group Holdings Ltd. (Real Estate)(c)	15,813
31,120	Wharf Holdings Ltd. (The) (Real Estate)	104,123

GOLDMAN SACHS MARKETBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
42,155	Wilmar International Ltd. (Consumer Staples)	$ 128,227
36,123	Xinyi Glass Holdings Ltd. (Industrials)	91,809
62,970	Yangzijiang Shipbuilding Holdings Ltd. (Industrials)	42,488

		4,009,222

Colombia – 0.0%
2,299	Millicom International Cellular SA SDR (Communication Services)*(b)	38,138

Denmark – 2.4%
65	AP Moller - Maersk A/S, Class A (Industrials)	187,374
115	AP Moller - Maersk A/S, Class B (Industrials)	334,819
2,186	Carlsberg AS, Class B (Consumer Staples)	277,682
2,355	Chr Hansen Holding A/S (Materials)	176,194
2,807	Coloplast A/S, Class B (Health Care)	333,124
15,531	Danske Bank A/S (Financials)	253,597
2,263	Demant A/S (Health Care)*	99,416
4,346	DSV A/S (Industrials)	711,823
1,486	Genmab A/S (Health Care)*	452,115
2,920	GN Store Nord AS (Health Care)	114,993
37,300	Novo Nordisk A/S, Class B (Health Care)	4,123,170
4,671	Novozymes A/S, Class B (Materials)	295,866
4,098	Orsted AS (Utilities)(a)	462,732
2,162	Pandora A/S (Consumer Discretionary)	174,206
8,251	Tryg A/S (Financials)	191,931
23,039	Vestas Wind Systems A/S (Industrials)	587,374

		8,776,416

Faroe Islands – 0.0%
1,138	Bakkafrost P/F (Consumer Staples)	75,599

Finland – 1.2%
3,373	Elisa OYJ (Communication Services)	190,422
9,716	Fortum OYJ (Utilities)	179,022
2,179	Huhtamaki OYJ (Materials)	83,706
5,533	Kesko OYJ, Class B (Consumer Staples)	138,223
8,107	Kone OYJ, Class B (Industrials)	412,346
15,881	Metso Outotec OYJ (Industrials)	147,499

Shares	Description	Value

Common Stocks – (continued)
Finland – (continued)
10,862	Neste OYJ (Energy)	$ 496,970
120,597	Nokia OYJ (Information Technology)	604,737
73,317	Nordea Bank Abp (Financials)	744,018
2,275	Orion OYJ, Class B (Health Care)	93,097
9,316	Sampo OYJ, Class A (Financials)	419,949
13,263	Stora Enso OYJ, Class R (Materials)	255,957
12,108	UPM-Kymmene OYJ (Materials)	427,903
12,624	Wartsila OYJ Abp (Industrials)	106,646

		4,300,495

France – 9.1%
9,191	Adevinta ASA (Communication Services)*	76,651
758	Aeroports de Paris (Industrials)*	112,991
10,859	Air Liquide SA (Materials)	1,894,270
13,375	Airbus SE (Industrials)	1,558,597
1,412	Amundi SA (Financials)(a)	81,908
50,303	AXA SA (Financials)	1,266,886
939	BioMerieux (Health Care)	98,478
25,792	BNP Paribas SA (Financials)(b)	1,467,413
20,691	Bollore SE (Communication Services)	109,940
6,819	Bouygues SA (Industrials)	234,705
3,720	Capgemini SE (Information Technology)	719,302
13,434	Carrefour SA (Consumer Staples)*(b)	273,864
10,385	Cie de Saint-Gobain (Industrials)(b)	612,984
3,733	Cie Generale des Etablissements Michelin (Consumer Discretionary)	484,876
32,401	Credit Agricole SA (Financials)(b)	357,995
15,083	Danone SA (Consumer Staples)	884,309
15,617	Dassault Systemes SE (Information Technology)	655,554
26,204	Electricite de France SA (Utilities)	231,811
40,100	Engie SA (Utilities)	536,792
6,849	EssilorLuxottica SA (Consumer Discretionary)(b)	1,100,916
1,074	Euroapi SA (Health Care)*	15,578
777	Hermes International (Consumer Discretionary)	923,921
1,664	Kering (Consumer Discretionary)	908,571
5,522	L’Oreal SA (Consumer Staples)	1,943,520
6,011	Legrand SA (Industrials)	518,749
5,956	LVMH Moet Hennessy Louis Vuitton SE (Consumer Discretionary)	3,810,356

GOLDMAN SACHS MARKETBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
France – (continued)
45,942	Orange SA (Communication Services)	$ 573,261
4,226	Pernod Ricard SA (Consumer Staples)	826,197
8,687	Safran SA (Industrials)	895,698
24,844	Sanofi (Health Care)	2,644,914
554	Sartorius Stedim Biotech (Health Care)	190,564
18,676	Societe Generale SA (Financials)(b)	500,267
1,907	Sodexo SA (Consumer Discretionary)	141,857
1,320	Teleperformance (Industrials)	436,517
2,422	Thales SA (Industrials)	294,743
59,870	TotalEnergies SE (Energy)	3,565,307
12,985	Vinci SA (Industrials)	1,247,466
16,417	Vivendi SE (Communication Services)	195,213
4,918	Worldline SA (Information Technology)*(a)	200,252

		32,593,193

Germany – 6.9%
3,831	adidas AG (Consumer Discretionary)	757,017
9,216	Allianz SE (Financials)	1,925,363
21,073	BASF SE (Materials)	1,157,844
22,540	Bayer AG (Health Care)	1,607,640
7,362	Bayerische Motoren Werke AG (Consumer Discretionary)	635,892
2,245	Beiersdorf AG (Consumer Staples)	232,127
2,157	BioNTech SE ADR (Health Care)*	356,308
841	Carl Zeiss Meditec AG (Health Care)	111,940
2,478	Continental AG (Consumer Discretionary)	189,217
4,297	Covestro AG (Materials)(a)	195,634
8,953	Daimler Truck Holding AG (Industrials)*	278,424
42,669	Deutsche Bank AG (Financials)	474,187
4,207	Deutsche Boerse AG (Financials)	704,180
22,254	Deutsche Post AG (Industrials)	917,944
74,397	Deutsche Telekom AG (Communication Services)	1,524,141
48,902	E.ON SE (Utilities)	496,832
4,064	Evonik Industries AG (Materials)	108,534
4,558	Fresenius Medical Care AG & Co. KGaA (Health Care)	276,560
9,018	Fresenius SE & Co. KGaA (Health Care)	307,978
1,392	Hannover Rueck SE (Financials)	212,344
556	Hapag-Lloyd AG (Industrials)(a)	217,042
3,323	HeidelbergCement AG (Materials)	192,583
2,313	Henkel AG & Co. KGaA (Consumer Staples)	155,482

Shares	Description	Value

Common Stocks – (continued)
Germany – (continued)
27,567	Infineon Technologies AG (Information Technology)	$ 854,632
1,517	Knorr-Bremse AG (Industrials)	103,323
19,241	Mercedes-Benz Group AG (Consumer Discretionary)	1,364,510
2,965	Merck KGaA (Health Care)	555,845
1,191	MTU Aero Engines AG (Industrials)	234,567
3,213	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Financials)	783,727
2,307	Puma SE (Consumer Discretionary)	171,069
14,341	RWE AG (Utilities)	629,875
23,889	SAP SE (Information Technology)	2,374,598
18,909	Siemens AG (Industrials)	2,480,178
9,993	Siemens Energy AG (Industrials)	191,994
6,358	Siemens Healthineers AG (Health Care)(a)	380,599
2,951	Symrise AG (Materials)	324,819
1,223	Talanx AG (Financials)	49,969
18,003	Telefonica Deutschland Holding AG (Communication Services)	57,066
1,151	Vantage Towers AG (Communication Services)	35,881
657	Volkswagen AG (Consumer Discretionary)	147,378
17,817	Vonovia SE (Real Estate)	676,615
5,146	Zalando SE (Consumer Discretionary)*(a)	208,654

		24,660,512

Hong Kong – 2.7%
277,343	AIA Group Ltd. (Financials)	2,859,844
7,049	ASM Pacific Technology Ltd. (Information Technology)	64,241
30,173	Bank of East Asia Ltd. (The) (Financials)	43,689
22,182	Cathay Pacific Airways Ltd. (Industrials)*	23,184
44,626	CK Asset Holdings Ltd. (Real Estate)	291,513
10,923	CK Infrastructure Holdings Ltd. (Utilities)	73,163
43,339	CLP Holdings Ltd. (Utilities)	432,255
6,907	DFI Retail Group Holdings Ltd. (Consumer Staples)	18,649
41,361	Hang Lung Properties Ltd. (Real Estate)	77,286
16,606	Hang Seng Bank Ltd. (Financials)	290,188
30,130	Henderson Land Development Co. Ltd. (Real Estate)	127,885

GOLDMAN SACHS MARKETBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Hong Kong – (continued)
52,152	HK Electric Investments & HK Electric Investments Ltd. (Utilities)	$ 49,921
78,135	HKT Trust & HKT Ltd. (Communication Services)	107,559
248,937	Hong Kong & China Gas Co. Ltd. (Utilities)	281,760
29,067	Hong Kong Exchanges & Clearing Ltd. (Financials)	1,256,703
26,521	Hongkong Land Holdings Ltd. (Real Estate)	123,057
5,533	Jardine Matheson Holdings Ltd. (Industrials)	321,135
48,385	Link REIT (Real Estate)	438,179
35,682	MTR Corp. Ltd. (Industrials)	192,610
31,384	New World Development Co. Ltd. (Real Estate)	119,607
31,349	Power Assets Holdings Ltd. (Utilities)	204,783
62,985	Prudential PLC (Financials)	823,568
225,436	Sino Biopharmaceutical Ltd. (Health Care)	126,718
73,073	Sino Land Co. Ltd. (Real Estate)	103,571
32,641	Sun Hung Kai Properties Ltd. (Real Estate)	398,987
10,595	Swire Pacific Ltd., Class A (Real Estate)	64,416
24,138	Swire Properties Ltd. (Real Estate)	59,072
31,578	Techtronic Industries Co. Ltd. (Industrials)	413,766
173,294	WH Group Ltd. (Consumer Staples)(a)	132,971
33,796	Wharf Real Estate Investment Co. Ltd. (Real Estate)	163,261

		9,683,541

Ireland – 0.9%
2,966	AerCap Holdings NV (Industrials)*	146,639
17,983	AIB Group PLC (Financials)	48,161
17,580	CRH PLC (Materials)	727,409
3,983	Flutter Entertainment PLC (Consumer Discretionary)*	485,774
1,858	ICON PLC (Health Care)*	415,802
3,583	Kerry Group PLC, Class A (Consumer Staples)	370,011
3,505	Kingspan Group PLC (Industrials)	288,363
4,207	Ryanair Holdings PLC ADR (Industrials)*	366,850
5,932	Smurfit Kappa Group PLC (Materials)	239,952

		3,088,961

Israel – 0.9%
870	AFI Properties Ltd. (Real Estate)	47,211

Shares	Description	Value

Common Stocks – (continued)
Israel – (continued)
1,489	Airport City Ltd. (Real Estate)*	$ 27,706
3,353	Alony Hetz Properties & Investments Ltd. (Real Estate)	48,715
5,047	Amot Investments Ltd. (Real Estate)	33,844
873	Ashtrom Group Ltd. (Industrials)	21,146
835	Azrieli Group Ltd. (Real Estate)	62,388
26,115	Bank Hapoalim BM (Financials)	240,920
32,182	Bank Leumi Le-Israel BM (Financials)	318,829
46,245	Bezeq The Israeli Telecommunication Corp. Ltd. (Communication Services)	71,229
248	Big Shopping Centers Ltd. (Real Estate)	35,488
2,354	Check Point Software Technologies Ltd. (Information Technology)*	294,438
222	Delek Group Ltd. (Energy)*	35,667
477	Elbit Systems Ltd. (Industrials)	96,648
217	Elco Ltd. (Industrials)	14,597
5,737	Energix-Renewable Energies Ltd. (Utilities)	17,401
21,661	Enlight Renewable Energy Ltd. (Utilities)*	39,550
134	Fattal Holdings 1998 Ltd. (Consumer Discretionary)*	16,338
1,182	First International Bank Of Israel Ltd. (The) (Financials)	45,364
169	Fox Wizel Ltd. (Consumer Discretionary)	21,321
1,342	Gav-Yam Lands Corp. Ltd. (Real Estate)	12,268
1,014	Global-e Online Ltd. (Consumer Discretionary)*	19,540
2,590	Harel Insurance Investments & Financial Services Ltd. (Financials)	28,467
16,109	ICL Group Ltd. (Materials)	178,991
83	Israel Corp. Ltd. (The) (Materials)*	44,616
27,389	Israel Discount Bank Ltd., Class A (Financials)	154,631
1,363	JFrog Ltd. (Information Technology)*	25,420
1,139	Kornit Digital Ltd. (Industrials)*	47,804
735	Matrix IT Ltd. (Information Technology)	17,300
1,089	Maytronics Ltd. (Consumer Discretionary)	19,507
524	Melisron Ltd. (Real Estate)*	37,593
14,828	Mivne Real Estate KD Ltd. (Real Estate)	47,423
3,446	Mizrahi Tefahot Bank Ltd. (Financials)	112,799
1,454	Nice Ltd. (Information Technology)*	292,595
603	Nova Ltd. (Information Technology)*	63,524
2,089	OPC Energy Ltd. (Utilities)*	20,677

GOLDMAN SACHS MARKETBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Israel – (continued)
3,253	Phoenix Holdings Ltd. (The) (Financials)	$ 35,920
2,179	Plus500 Ltd. (Financials)	42,841
694	Sapiens International Corp. NV (Information Technology)	17,523
3,237	Shapir Engineering and Industry Ltd. (Industrials)	26,567
5,233	Shikun & Binui Ltd. (Industrials)*(b)	25,474
6,050	Shufersal Ltd. (Consumer Staples)	44,513
1,134	Strauss Group Ltd. (Consumer Staples)	29,695
25,269	Teva Pharmaceutical Industries Ltd. (Health Care)*	224,996
2,513	Tower Semiconductor Ltd. (Information Technology)*	123,690
1,259	Wix.com Ltd. (Information Technology)*	79,330
1,840	ZIM Integrated Shipping Services Ltd. (Industrials)(b)	117,153

		3,379,657

Italy – 2.1%
35,939	A2A SpA (Utilities)(b)	60,156
2,846	Amplifon SpA (Health Care)	97,744
28,172	Assicurazioni Generali SpA (Financials)	511,539
12,177	Atlantia SpA (Industrials)	294,417
4,890	Banca Mediolanum SpA (Financials)	38,513
2,434	Buzzi Unicem SpA (Materials)	47,312
12,009	Davide Campari-Milano NV (Consumer Staples)	127,900
204	DiaSorin SpA (Health Care)(b)	26,770
178,241	Enel SpA (Utilities)	1,154,046
56,017	Eni SpA (Energy)	851,997
2,952	Ferrari NV (Consumer Discretionary)	573,647
13,998	FinecoBank Banca Fineco SpA (Financials)	197,489
19,499	Hera SpA (Utilities)	72,378
8,064	Infrastrutture Wireless Italiane SpA (Communication Services)(a)	89,539
1,684	Interpump Group SpA (Industrials)	76,669
393,493	Intesa Sanpaolo SpA (Financials)	855,916
9,056	Leonardo SpA (Industrials)*	97,206
14,809	Mediobanca Banca di Credito Finanziario SpA (Financials)	151,566
4,760	Moncler SpA (Consumer Discretionary)	227,932
19,034	Nexi SpA (Information Technology)*(a)	193,299

Shares	Description	Value

Common Stocks – (continued)
Italy – (continued)
8,790	Pirelli & C SpA (Consumer Discretionary)(a)	$ 43,334
10,590	Poste Italiane SpA (Financials)(a)	114,296
11,755	PRADA SpA (Consumer Discretionary)	72,593
5,809	Prysmian SpA (Industrials)	187,060
2,236	Recordati Industria Chimica e Farmaceutica SpA (Health Care)	99,837
43,732	Snam SpA (Utilities)	253,447
735	Stevanato Group SpA (Health Care)*	11,870
230,043	Telecom Italia SpA (Communication Services)	73,339
138,288	Telecom Italia SpA-RSP (Communication Services)	42,220
32,349	Terna - Rete Elettrica Nazionale (Utilities)	273,419
45,639	UniCredit SpA (Financials)	532,910
9,760	UnipolSai Assicurazioni SpA (Financials)(b)	26,933

		7,477,293

Japan – 23.0%
709	ABC-Mart, Inc. (Consumer Discretionary)	30,312
8,656	Acom Co. Ltd. (Financials)	22,003
4,336	Advantest Corp. (Information Technology)	299,976
16,698	Aeon Co. Ltd. (Consumer Staples)	306,001
2,113	Aeon Mall Co. Ltd. (Real Estate)	25,574
4,435	AGC, Inc. (Industrials)	167,375
4,314	Air Water, Inc. (Materials)	58,551
3,536	Aisin Corp. (Consumer Discretionary)	116,130
12,202	Ajinomoto Co., Inc. (Consumer Staples)	297,260
4,012	Alfresa Holdings Corp. (Health Care)	52,768
7,742	Amada Co. Ltd. (Industrials)	62,227
9,984	ANA Holdings, Inc. (Industrials)*	197,282
10,979	Asahi Group Holdings Ltd. (Consumer Staples)	370,390
4,986	Asahi Intecc Co. Ltd. (Health Care)	75,500
30,374	Asahi Kasei Corp. (Materials)	246,260
41,403	Astellas Pharma, Inc. (Health Care)	663,793
3,017	Azbil Corp. (Information Technology)	89,470
4,052	Bandai Namco Holdings, Inc. (Consumer Discretionary)	303,164
302	BayCurrent Consulting, Inc. (Industrials)	95,428
1,705	Benefit One, Inc. (Industrials)	26,719
13,098	Bridgestone Corp. (Consumer Discretionary)	517,526

GOLDMAN SACHS MARKETBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
5,662	Brother Industries Ltd. (Information Technology)	$ 104,618
1,803	Calbee, Inc. (Consumer Staples)	33,385
23,427	Canon, Inc. (Information Technology)(b)	590,387
3,752	Capcom Co. Ltd. (Communication Services)	106,746
4,978	Casio Computer Co. Ltd. (Consumer Discretionary)	45,622
3,875	Central Japan Railway Co. (Industrials)	481,043
15,460	Chiba Bank Ltd. (The) (Financials)	79,436
16,695	Chubu Electric Power Co., Inc. (Utilities)	167,541
14,531	Chugai Pharmaceutical Co. Ltd. (Health Care)	398,503
7,158	Chugoku Electric Power Co., Inc. (The) (Utilities)	47,462
2,769	Coca-Cola Bottlers Japan Holdings, Inc. (Consumer Staples)	29,488
24,758	Concordia Financial Group Ltd. (Financials)	83,717
427	Cosmos Pharmaceutical Corp. (Consumer Staples)	40,494
9,446	CyberAgent, Inc. (Communication Services)	102,137
5,344	Dai Nippon Printing Co. Ltd. (Industrials)	122,130
2,624	Daifuku Co. Ltd. (Industrials)	165,625
23,261	Dai-ichi Life Holdings, Inc. (Financials)	476,177
43,191	Daiichi Sankyo Co. Ltd. (Health Care)	1,147,888
6,025	Daikin Industries Ltd. (Industrials)	968,768
1,382	Daito Trust Construction Co. Ltd. (Real Estate)	122,467
13,829	Daiwa House Industry Co. Ltd. (Real Estate)	333,779
49	Daiwa House REIT Investment Corp. REIT (Real Estate)	121,314
31,910	Daiwa Securities Group, Inc. (Financials)	155,228
9,826	Denso Corp. (Consumer Discretionary)	601,651
4,820	Dentsu Group, Inc. (Communication Services)	161,110
654	Disco Corp. (Information Technology)	178,440
7,383	East Japan Railway Co. (Industrials)	379,581
2,096	Ebara Corp. (Industrials)	90,426
6,259	Eisai Co. Ltd. (Health Care)	257,765
3,793	Electric Power Development Co. Ltd. (Utilities)	60,030
71,561	ENEOS Holdings, Inc. (Energy)	289,927
1,131	Ezaki Glico Co. Ltd. (Consumer Staples)	32,661

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
4,367	FANUC Corp. (Industrials)	$ 716,433
1,251	Fast Retailing Co. Ltd. (Consumer Discretionary)	602,429
2,501	Food & Life Cos. Ltd. (Consumer Discretionary)	54,610
2,976	Fuji Electric Co. Ltd. (Industrials)	140,883
3,723	Fuji Media Holdings, Inc. (Communication Services)	31,718
8,654	FUJIFILM Holdings Corp. (Information Technology)	478,091
4,322	Fujitsu Ltd. (Information Technology)	649,921
4,021	Fukuoka Financial Group, Inc. (Financials)	68,733
99	GLP J REIT (Real Estate)	127,516
1,001	GMO Payment Gateway, Inc. (Information Technology)	83,102
5,021	Hakuhodo DY Holdings, Inc. (Communication Services)	51,324
3,226	Hamamatsu Photonics KK (Information Technology)	151,213
5,280	Hankyu Hanshin Holdings, Inc. (Industrials)	141,804
981	Harmonic Drive Systems, Inc. (Industrials)	25,279
5,815	Haseko Corp. (Consumer Discretionary)	69,611
437	Hikari Tsushin, Inc. (Consumer Discretionary)	49,595
6,115	Hino Motors Ltd. (Industrials)	34,129
708	Hirose Electric Co. Ltd. (Information Technology)	98,623
1,498	Hisamitsu Pharmaceutical Co., Inc. (Health Care)	39,416
2,353	Hitachi Construction Machinery Co. Ltd. (Industrials)	55,329
21,652	Hitachi Ltd. (Industrials)	1,131,872
4,530	Hitachi Metals Ltd. (Materials)*	72,856
36,278	Honda Motor Co. Ltd. (Consumer Discretionary)	898,737
1,263	Hoshizaki Corp. (Industrials)	74,909
8,368	Hoya Corp. (Health Care)	898,302
10,734	Hulic Co. Ltd. (Real Estate)(b)	87,945
2,692	Ibiden Co. Ltd. (Information Technology)	99,084
4,766	Idemitsu Kosan Co. Ltd. (Energy)	129,667
3,087	IHI Corp. (Industrials)	86,987

GOLDMAN SACHS MARKETBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
3,420	Iida Group Holdings Co. Ltd. (Consumer Discretionary)	$ 54,100
22,682	Inpex Corp. (Energy)	296,032
7,652	Isetan Mitsukoshi Holdings Ltd. (Consumer Discretionary)	64,062
13,485	Isuzu Motors Ltd. (Consumer Discretionary)	158,388
1,260	Ito En Ltd. (Consumer Staples)	53,575
33,332	ITOCHU Corp. (Industrials)	957,377
2,055	Itochu Techno-Solutions Corp. (Information Technology)	51,357
5,605	J Front Retailing Co. Ltd. (Consumer Discretionary)	45,356
9,688	Japan Airlines Co. Ltd. (Industrials)*	176,673
12,045	Japan Exchange Group, Inc. (Financials)	190,396
160	Japan Metropolitan Fund Invest REIT (Real Estate)	135,443
9,190	Japan Post Bank Co. Ltd. (Financials)	70,365
53,186	Japan Post Holdings Co. Ltd. (Financials)	396,730
4,519	Japan Post Insurance Co. Ltd. (Financials)	74,681
25,256	Japan Tobacco, Inc. (Consumer Staples)	459,495
11,098	JFE Holdings, Inc. (Materials)	136,908
5,149	JGC Holdings Corp. (Industrials)	72,405
4,659	JSR Corp. (Materials)	147,761
5,203	JTEKT Corp. (Consumer Discretionary)	39,676
9,866	Kajima Corp. (Industrials)	106,295
2,910	Kakaku.com, Inc. (Communication Services)	57,818
16,879	Kansai Electric Power Co., Inc. (The) (Utilities)	164,532
5,016	Kansai Paint Co. Ltd. (Materials)	62,503
10,726	Kao Corp. (Consumer Staples)	433,226
3,476	Kawasaki Heavy Industries Ltd. (Industrials)	68,064
1,164	Kawasaki Kisen Kaisha Ltd. (Industrials)	92,653
34,582	KDDI Corp. (Communication Services)	1,205,914
2,302	Keihan Holdings Co. Ltd. (Industrials)	53,182
5,432	Keikyu Corp. (Industrials)	56,961
2,477	Keio Corp. (Industrials)	82,891
3,434	Keisei Electric Railway Co. Ltd. (Industrials)	89,691
2,325	Kewpie Corp. (Consumer Staples)	38,441
4,465	Keyence Corp. (Information Technology)	1,790,581
3,217	Kikkoman Corp. (Consumer Staples)	171,547
3,886	Kintetsu Group Holdings Co. Ltd. (Industrials)	113,730

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
17,811	Kirin Holdings Co. Ltd. (Consumer Staples)	$ 275,863
1,108	Kobayashi Pharmaceutical Co. Ltd. (Consumer Staples)	74,501
3,091	Kobe Bussan Co. Ltd. (Consumer Staples)	75,086
1,255	Koei Tecmo Holdings Co. Ltd. (Communication Services)	44,485
2,816	Koito Manufacturing Co. Ltd. (Consumer Discretionary)	103,210
21,554	Komatsu Ltd. (Industrials)	535,478
2,143	Konami Holdings Corp. (Communication Services)	146,593
746	Kose Corp. (Consumer Staples)	67,731
26,912	Kubota Corp. (Industrials)	496,631
7,500	Kuraray Co. Ltd. (Materials)	62,673
2,511	Kurita Water Industries Ltd. (Industrials)	97,301
7,408	Kyocera Corp. (Information Technology)	418,469
5,654	Kyowa Kirin Co. Ltd. (Health Care)	122,050
10,232	Kyushu Electric Power Co., Inc. (Utilities)	66,572
3,125	Kyushu Railway Co. (Industrials)	62,575
1,760	Lasertec Corp. (Information Technology)	256,930
1,024	Lawson, Inc. (Consumer Staples)	36,297
5,652	Lion Corp. (Consumer Staples)	63,222
6,480	Lixil Corp. (Industrials)	123,863
9,351	M3, Inc. (Health Care)	271,637
5,557	Makita Corp. (Industrials)	152,181
38,243	Marubeni Corp. (Industrials)	402,362
4,193	Marui Group Co. Ltd. (Financials)	79,691
2,777	MatsukiyoCocokara & Co. (Consumer Staples)	106,853
13,335	Mazda Motor Corp. (Consumer Discretionary)	112,883
1,951	McDonald’s Holdings Co. Japan Ltd. (Consumer Discretionary)	75,981
23,073	Mebuki Financial Group, Inc. (Financials)	43,583
3,983	Medipal Holdings Corp. (Health Care)	55,823
2,849	MEIJI Holdings Co. Ltd. (Consumer Staples)	140,407
2,338	Mercari, Inc. (Consumer Discretionary)*	38,693
8,653	MINEBEA MITSUMI, Inc. (Industrials)	162,103
6,510	MISUMI Group, Inc. (Industrials)	147,613
30,997	Mitsubishi Chemical Holdings Corp. (Materials)	184,616
30,918	Mitsubishi Corp. (Industrials)	1,065,409

GOLDMAN SACHS MARKETBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
44,508	Mitsubishi Electric Corp. (Industrials)	$ 489,901
26,580	Mitsubishi Estate Co. Ltd. (Real Estate)	394,428
4,386	Mitsubishi Gas Chemical Co., Inc. (Materials)	71,290
15,630	Mitsubishi HC Capital, Inc. (Financials)	74,478
7,080	Mitsubishi Heavy Industries Ltd. (Industrials)	269,122
2,749	Mitsubishi Materials Corp. (Materials)	42,310
15,094	Mitsubishi Motors Corp. (Consumer Discretionary)*	45,172
259,503	Mitsubishi UFJ Financial Group, Inc. (Financials)	1,471,953
35,087	Mitsui & Co. Ltd. (Industrials)	881,505
4,039	Mitsui Chemicals, Inc. (Materials)	99,056
20,159	Mitsui Fudosan Co. Ltd. (Real Estate)	441,431
7,929	Mitsui OSK Lines Ltd. (Industrials)	212,332
2,208	Miura Co. Ltd. (Industrials)	49,826
54,021	Mizuho Financial Group, Inc. (Financials)	637,863
5,565	MonotaRO Co. Ltd. (Industrials)	81,672
10,498	MS&AD Insurance Group Holdings, Inc. (Financials)	334,007
14,289	Murata Manufacturing Co. Ltd. (Information Technology)	921,907
2,451	Nabtesco Corp. (Industrials)	58,491
4,423	Nagoya Railroad Co. Ltd. (Industrials)	72,786
5,731	NEC Corp. (Information Technology)	232,100
10,171	Nexon Co. Ltd. (Communication Services)	253,000
6,887	NGK Insulators Ltd. (Industrials)	102,573
4,421	NGK Spark Plug Co. Ltd. (Consumer Discretionary)	83,956
2,317	NH Foods Ltd. (Consumer Staples)	70,602
2,724	Nichirei Corp. (Consumer Staples)	48,024
11,447	Nidec Corp. (Industrials)	772,269
6,840	Nihon M&A Center Holdings, Inc. (Industrials)	79,595
7,187	Nikon Corp. (Consumer Discretionary)	89,666
2,644	Nintendo Co. Ltd. (Communication Services)	1,180,135
38	Nippon Building Fund, Inc. REIT (Real Estate)	206,771
1,890	NIPPON EXPRESS HOLDINGS, Inc. (Industrials)	109,452
20,465	Nippon Paint Holdings Co. Ltd. (Materials)	152,400

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
52	Nippon Prologis REIT, Inc. REIT (Real Estate)	$ 138,645
4,067	Nippon Sanso Holdings Corp. (Materials)	76,633
1,435	Nippon Shinyaku Co. Ltd. (Health Care)	88,903
19,675	Nippon Steel Corp. (Materials)	344,192
50,363	Nippon Telegraph & Telephone Corp. (Communication Services)	1,531,110
3,207	Nippon Television Holdings, Inc. (Communication Services)	30,364
3,702	Nippon Yusen KK (Industrials)	307,912
2,893	Nissan Chemical Corp. (Materials)	163,714
50,582	Nissan Motor Co. Ltd. (Consumer Discretionary)	196,831
5,459	Nisshin Seifun Group, Inc. (Consumer Staples)	63,907
1,502	Nissin Foods Holdings Co. Ltd. (Consumer Staples)	98,308
1,865	Nitori Holdings Co. Ltd. (Consumer Discretionary)	188,609
3,345	Nitto Denko Corp. (Materials)	243,117
68,100	Nomura Holdings, Inc. (Financials)	269,393
2,524	Nomura Real Estate Holdings, Inc. (Real Estate)	63,274
94	Nomura Real Estate Master Fund, Inc. REIT (Real Estate)	122,610
8,446	Nomura Research Institute Ltd. (Information Technology)	233,070
10,431	NSK Ltd. (Industrials)	59,434
14,394	NTT Data Corp. (Information Technology)	226,464
14,645	Obayashi Corp. (Industrials)	103,936
637	OBIC Business Consultants Co. Ltd. (Information Technology)	22,134
1,435	Obic Co. Ltd. (Information Technology)	212,832
7,785	Odakyu Electric Railway Co. Ltd. (Industrials)	102,937
20,299	Oji Holdings Corp. (Materials)	89,467
28,719	Olympus Corp. (Health Care)	600,633
4,406	Omron Corp. (Information Technology)	254,335
8,965	Ono Pharmaceutical Co. Ltd. (Health Care)	237,218
1,775	Open House Group Co. Ltd. (Consumer Discretionary)	74,093

GOLDMAN SACHS MARKETBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
760	Oracle Corp. Japan (Information Technology)	$ 46,198
4,683	Oriental Land Co. Ltd. (Consumer Discretionary)	698,928
27,330	ORIX Corp. (Financials)	520,809
63	Orix JREIT, Inc. REIT (Real Estate)	91,186
9,190	Osaka Gas Co. Ltd. (Utilities)	171,877
2,506	Otsuka Corp. (Information Technology)	79,576
9,155	Otsuka Holdings Co. Ltd. (Health Care)	305,226
8,750	Pan Pacific International Holdings Corp. (Consumer Discretionary)	134,877
50,076	Panasonic Holdings Corp. (Consumer Discretionary)	460,881
2,489	Park24 Co. Ltd. (Industrials)*	39,276
2,080	PeptiDream, Inc. (Health Care)*	26,048
4,030	Persol Holdings Co. Ltd. (Industrials)	78,536
2,632	Pigeon Corp. (Consumer Staples)	37,727
1,889	Pola Orbis Holdings, Inc. (Consumer Staples)(b)	23,171
1,899	Rakus Co. Ltd. (Information Technology)	23,619
20,101	Rakuten Group, Inc. (Consumer Discretionary)	113,126
31,643	Recruit Holdings Co. Ltd. (Industrials)	1,164,429
26,003	Renesas Electronics Corp. (Information Technology)*	308,046
53,922	Resona Holdings, Inc. (Financials)	200,565
12,477	Ricoh Co. Ltd. (Information Technology)	105,135
793	Rinnai Corp. (Consumer Discretionary)	54,677
1,952	Rohm Co. Ltd. (Information Technology)	161,143
5,549	Ryohin Keikaku Co. Ltd. (Consumer Discretionary)	59,137
8,640	Santen Pharmaceutical Co. Ltd. (Health Care)	69,982
5,494	SBI Holdings, Inc. (Financials)	111,763
983	SCREEN Holdings Co. Ltd. (Information Technology)	90,701
3,285	SCSK Corp. (Information Technology)	54,978
4,809	Secom Co. Ltd. (Industrials)	317,634
3,657	Sega Sammy Holdings, Inc. (Consumer Discretionary)	68,111
5,112	Seibu Holdings, Inc. (Industrials)	53,486
6,717	Seiko Epson Corp. (Information Technology)	112,624

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
9,188	Sekisui Chemical Co. Ltd. (Consumer Discretionary)	$ 132,130
13,571	Sekisui House Ltd. (Consumer Discretionary)	240,785
17,168	Seven & i Holdings Co. Ltd. (Consumer Staples)	721,978
13,810	Seven Bank Ltd. (Financials)	25,979
9,056	SG Holdings Co. Ltd. (Industrials)	163,387
6,524	Sharp Corp. (Consumer Discretionary)	53,198
6,465	Shimadzu Corp. (Information Technology)	237,955
537	Shimamura Co. Ltd. (Consumer Discretionary)	45,500
1,829	Shimano, Inc. (Consumer Discretionary)	323,944
12,771	Shimizu Corp. (Industrials)	68,002
9,307	Shin-Etsu Chemical Co. Ltd. (Materials)	1,326,471
1,521	Shinko Electric Industries Co. Ltd. (Information Technology)	56,101
1,674	Shinsei Bank Ltd. (Financials)	24,945
6,800	Shionogi & Co. Ltd. (Health Care)	363,509
9,086	Shiseido Co. Ltd. (Consumer Staples)	383,230
11,564	Shizuoka Bank Ltd. (The) (Financials)	67,508
4,082	Showa Denko KK (Materials)	79,010
1,408	SMC Corp. (Industrials)	729,036
63,466	SoftBank Corp. (Communication Services)	730,146
24,849	SoftBank Group Corp. (Communication Services)	1,039,005
1,673	Sohgo Security Services Co. Ltd. (Industrials)	46,362
5,235	Sojitz Corp. (Industrials)	82,974
7,196	Sompo Holdings, Inc. (Financials)	327,119
28,325	Sony Group Corp. (Consumer Discretionary)	2,667,475
2,044	Square Enix Holdings Co. Ltd. (Communication Services)	101,847
3,349	Stanley Electric Co. Ltd. (Consumer Discretionary)	60,969
13,913	Subaru Corp. (Consumer Discretionary)	240,905
815	Sugi Holdings Co. Ltd. (Consumer Staples)	34,274
7,802	SUMCO Corp. (Information Technology)	127,178
36,134	Sumitomo Chemical Co. Ltd. (Materials)	149,148
26,861	Sumitomo Corp. (Industrials)	386,279
16,991	Sumitomo Electric Industries Ltd. (Consumer Discretionary)	188,275

GOLDMAN SACHS MARKETBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
2,621	Sumitomo Heavy Industries Ltd. (Industrials)	$ 61,733
5,534	Sumitomo Metal Mining Co. Ltd. (Materials)	232,983
27,608	Sumitomo Mitsui Financial Group, Inc. (Financials)	841,685
7,219	Sumitomo Mitsui Trust Holdings, Inc. (Financials)	217,617
3,821	Sumitomo Pharma Co. Ltd. (Health Care)	32,761
7,097	Sumitomo Realty & Development Co. Ltd. (Real Estate)	191,706
4,063	Sumitomo Rubber Industries Ltd. (Consumer Discretionary)	37,173
1,548	Sundrug Co. Ltd. (Consumer Staples)	33,596
2,856	Suntory Beverage & Food Ltd. (Consumer Staples)	106,896
1,413	Suzuken Co. Ltd. (Health Care)	38,498
9,414	Suzuki Motor Corp. (Consumer Discretionary)	279,394
3,491	Sysmex Corp. (Health Care)	227,867
11,870	T&D Holdings, Inc. (Financials)	136,005
4,143	Taisei Corp. (Industrials)	123,989
909	Taisho Pharmaceutical Holdings Co. Ltd. (Health Care)	35,047
2,798	Taiyo Yuden Co. Ltd. (Information Technology)	115,491
35,097	Takeda Pharmaceutical Co. Ltd. (Health Care)	1,010,255
2,073	TBS Holdings, Inc. (Communication Services)	27,313
8,671	TDK Corp. (Information Technology)	300,952
4,143	Teijin Ltd. (Materials)	42,672
16,382	Terumo Corp. (Health Care)	531,019
2,654	THK Co. Ltd. (Industrials)	54,464
5,298	TIS, Inc. (Information Technology)	138,993
4,129	Tobu Railway Co. Ltd. (Industrials)	92,661
133	Toei Animation Co. Ltd. (Communication Services)	14,505
2,477	Toho Co. Ltd. (Communication Services)	98,006
2,131	Toho Gas Co. Ltd. (Utilities)	45,984
10,727	Tohoku Electric Power Co., Inc. (Utilities)	59,453
14,102	Tokio Marine Holdings, Inc. (Financials)	818,419
865	Tokyo Century Corp. (Financials)	29,014

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
34,131	Tokyo Electric Power Co. Holdings, Inc. (Utilities)*	$ 127,615
3,412	Tokyo Electron Ltd. (Information Technology)	1,564,303
9,514	Tokyo Gas Co. Ltd. (Utilities)	185,702
12,421	Tokyu Corp. (Industrials)	141,160
13,637	Tokyu Fudosan Holdings Corp. (Real Estate)	70,387
6,213	TOPPAN, Inc. (Industrials)	117,117
34,258	Toray Industries, Inc. (Materials)	177,435
9,213	Toshiba Corp. (Industrials)	413,223
6,524	Tosoh Corp. (Materials)	95,087
3,553	TOTO Ltd. (Industrials)	120,279
2,012	Toyo Suisan Kaisha Ltd. (Consumer Staples)	75,306
1,664	Toyota Boshoku Corp. (Consumer Discretionary)	26,995
3,542	Toyota Industries Corp. (Industrials)	228,525
249,917	Toyota Motor Corp. (Consumer Discretionary)	4,123,354
5,067	Toyota Tsusho Corp. (Industrials)	193,983
3,042	Trend Micro, Inc. (Information Technology)	179,004
877	Tsuruha Holdings, Inc. (Consumer Staples)	47,993
9,153	Unicharm Corp. (Consumer Staples)	314,622
65	United Urban Investment Corp. REIT (Real Estate)	72,657
4,519	USS Co. Ltd. (Consumer Discretionary)	82,515
2,108	Welcia Holdings Co. Ltd. (Consumer Staples)	42,522
5,037	West Japan Railway Co. (Industrials)	186,179
453	Workman Co. Ltd. (Consumer Discretionary)	16,233
2,956	Yakult Honsha Co. Ltd. (Consumer Staples)	162,914
16,100	Yamada Holdings Co. Ltd. (Consumer Discretionary)	56,818
3,743	Yamaha Corp. (Consumer Discretionary)	154,788
7,104	Yamaha Motor Co. Ltd. (Consumer Discretionary)(b)	144,294
7,248	Yamato Holdings Co. Ltd. (Industrials)	125,415
2,913	Yamazaki Baking Co. Ltd. (Consumer Staples)	33,920
5,713	Yaskawa Electric Corp. (Industrials)	199,175

GOLDMAN SACHS MARKETBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
5,865	Yokogawa Electric Corp. (Information Technology)	$ 105,679
3,031	Yokohama Rubber Co. Ltd. (The) (Consumer Discretionary)	38,970
60,045	Z Holdings Corp. (Communication Services)	198,929
2,569	ZOZO, Inc. (Consumer Discretionary)	54,817

		82,523,857

Jordan – 0.0%
3,175	Hikma Pharmaceuticals PLC (Health Care)	67,965

Luxembourg – 0.2%
13,213	ArcelorMittal (Materials)	423,996
2,951	Eurofins Scientific SE (Health Care)	274,461

		698,457

Macau – 0.1%
49,328	Galaxy Entertainment Group Ltd. (Consumer Discretionary)	263,127
55,874	Sands China Ltd. (Consumer Discretionary)*	106,826

		369,953

Mexico – 0.0%
4,227	Fresnillo PLC (Materials)	41,244

Netherlands – 5.1%
10,118	ABN AMRO Bank NV (Financials)(a)	118,198
611	Adyen NV (Information Technology)*(a)	947,242
3,850	Akzo Nobel NV (Materials)	335,307
1,230	Argenx SE ADR (Health Care)*	380,439
1,031	ASM International NV (Information Technology)	319,575
9,180	ASML Holding NV (Information Technology)	5,271,067
2,440	EXOR NV (Financials)	179,572
1,987	HAL Trust (Financials)	281,823
2,302	Heineken Holding NV (Consumer Staples)	182,115
5,457	Heineken NV (Consumer Staples)	548,454
86,852	ING Groep NV (Financials)	979,156
2,189	JDE Peet’s NV (Consumer Staples)	64,018
23,262	Koninklijke Ahold Delhaize NV (Consumer Staples)	640,554

Shares	Description	Value

Common Stocks – (continued)
Netherlands – (continued)
3,954	Koninklijke DSM NV (Materials)	$ 666,279
73,563	Koninklijke KPN NV (Communication Services)	267,383
19,973	Koninklijke Philips NV (Health Care)	513,292
6,107	NN Group NV (Financials)	302,966
2,680	Randstad NV (Industrials)	150,897
172,912	Shell PLC (Energy)	5,178,898
21,621	Universal Music Group NV (Communication Services)	483,844
5,929	Wolters Kluwer NV (Industrials)	585,222

		18,396,301

New Zealand – 0.4%
16,942	a2 Milk Co. Ltd. (The) (Consumer Staples)*	57,348
27,667	Auckland International Airport Ltd. (Industrials)*	134,714
10,219	Chorus Ltd. (Communication Services)	47,429
17,878	Contact Energy Ltd. (Utilities)	86,701
13,185	Fisher & Paykel Healthcare Corp. Ltd. (Health Care)	180,238
16,996	Fletcher Building Ltd. (Industrials)	59,964
23,159	Goodman Property Trust REIT (Real Estate)	32,186
16,214	Infratil Ltd. (Utilities)	81,692
1,898	Mainfreight Ltd. (Industrials)	93,861
14,389	Mercury NZ Ltd. (Utilities)	51,516
26,478	Meridian Energy Ltd. (Utilities)	81,008
8,447	Ryman Healthcare Ltd. (Health Care)	54,986
42,470	Spark New Zealand Ltd. (Communication Services)	134,359
3,024	Xero Ltd. (Information Technology)*	193,694

		1,289,696

Norway – 0.9%
507	Aker ASA, Class A (Industrials)	48,377
2,892	Aker BP ASA (Energy)	125,454
1,980	Austevoll Seafood ASA (Consumer Staples)	26,581
13,570	AutoStore Holdings Ltd. (Industrials)*	32,219
20,242	DNB Bank ASA (Financials)	409,439
1,246	Entra ASA (Real Estate)(a)	19,709
23,718	Equinor ASA (Energy)	909,795
4,259	Gjensidige Forsikring ASA (Financials)	92,785
1,985	Kongsberg Gruppen ASA (Industrials)	70,526

GOLDMAN SACHS MARKETBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Norway – (continued)
6,466	Leroy Seafood Group ASA (Consumer Staples)	$ 50,727
9,515	Mowi ASA (Consumer Staples)	247,675
35,671	NEL ASA (Industrials)*	55,495
3,799	Nordic Semiconductor ASA (Information Technology)*	74,378
30,657	Norsk Hydro ASA (Materials)	245,107
17,046	Orkla ASA (Consumer Staples)	133,674
1,296	Salmar ASA (Consumer Staples)	95,952
1,547	Schibsted ASA, Class A (Communication Services)	32,600
2,122	Schibsted ASA, Class B (Communication Services)	38,983
3,968	SpareBank 1 SR-Bank ASA (Financials)	50,525
10,438	Storebrand ASA (Financials)	93,380
14,702	Telenor ASA (Communication Services)	202,607
5,356	TOMRA Systems ASA (Industrials)	108,901
6,084	Var Energi ASA (Energy)	28,871

		3,193,760

Poland – 0.3%
8,855	Allegro.eu SA (Consumer Discretionary)*(a)(b)	51,995
4,047	Bank Polska Kasa Opieki SA (Financials)	88,239
1,575	CD Projekt SA (Communication Services)*	40,020
5,783	Cyfrowy Polsat SA (Communication Services)	30,346
1,098	Dino Polska SA (Consumer Staples)*(a)	76,797
1,986	Grupa Lotos SA (Energy)*	32,751
4,684	InPost SA (Industrials)*	32,063
3,130	KGHM Polska Miedz SA (Materials)	106,533
298	mBank SA (Financials)*	19,401
18,280	PGE Polska Grupa Energetyczna SA (Utilities)*	43,196
7,112	Polski Koncern Naftowy ORLEN SA (Energy)	122,903
37,279	Polskie Gornictwo Naftowe i Gazownictwo SA (Energy)	52,165
20,237	Powszechna Kasa Oszczednosci Bank Polski SA (Financials)*	150,866
13,039	Powszechny Zaklad Ubezpieczen SA (Financials)	98,730

Shares	Description	Value

Common Stocks – (continued)
Poland – (continued)
764	Santander Bank Polska SA (Financials)	$ 46,022

		992,027

Portugal – 0.2%
168,147	Banco Comercial Portugues SA, Class R (Financials)*	34,548
63,600	EDP - Energias de Portugal SA (Utilities)	318,311
11,257	Galp Energia SGPS SA (Energy)	147,844
6,333	Jeronimo Martins SGPS SA (Consumer Staples)	129,375
4,900	Navigator Co. SA (The) (Materials)	21,847

		651,925

Russia – 0.0%
12,172	Evraz PLC (Materials)(c)	0

Singapore – 1.8%
78,942	Ascendas Real Estate Investment Trust REIT (Real Estate)	160,660
116,415	CapitaLand Integrated Commercial Trust REIT (Real Estate)	185,972
116,798	Capitaland Investment Ltd. (Real Estate)	336,532
2,083	CDL Hospitality Trusts (Real Estate)	1,899
11,788	City Developments Ltd. (Real Estate)	71,026
41,510	DBS Group Holdings Ltd. (Financials)	936,844
59,891	Frasers Logistics & Commercial Trust REIT (Real Estate)	59,415
130,391	Genting Singapore Ltd. (Consumer Discretionary)	74,188
59,175	Grab Holdings Ltd., Class A (Industrials)*(b)	157,406
2,179	Jardine Cycle & Carriage Ltd. (Industrials)	46,571
32,512	Keppel Corp. Ltd. (Industrials)	163,402
31,322	Keppel DC REIT (Real Estate)	47,066
46,282	Mapletree Commercial Trust REIT (Real Estate)	60,093
47,451	Mapletree Industrial Trust REIT (Real Estate)	85,840
74,617	Mapletree Logistics Trust REIT (Real Estate)	89,264
28,899	Olam Group Ltd. (Consumer Staples)	32,253
87,767	Oversea-Chinese Banking Corp. Ltd. (Financials)	757,374

GOLDMAN SACHS MARKETBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Singapore – (continued)
15,363	SATS Ltd. (Industrials)*	$ 49,084
9,716	Sea Ltd. ADR (Communication Services)*	803,125
29,783	Singapore Airlines Ltd. (Industrials)*	120,357
18,602	Singapore Exchange Ltd. (Financials)	129,314
35,099	Singapore Technologies Engineering Ltd. (Industrials)	105,228
180,613	Singapore Telecommunications Ltd. (Communication Services)	341,227
14,948	STMicroelectronics NV (Information Technology)	596,166
38,548	Suntec Real Estate Investment Trust REIT (Real Estate)	47,240
32,702	United Overseas Bank Ltd. (Financials)	703,943
10,436	UOL Group Ltd. (Real Estate)	56,713
6,193	Venture Corp. Ltd. (Information Technology)	80,953
62,973	Yangzijiang Financial Holding Ltd. (Financials)*	22,968

		6,322,123

South Africa – 0.4%
28,609	Anglo American PLC (Materials)	1,401,495
2,606	Scatec ASA (Utilities)(a)	26,336

		1,427,831

South Korea – 0.0%
3,523	Delivery Hero SE (Consumer Discretionary)*(a)	134,883

Spain – 2.5%
5,438	ACS Actividades de Construccion y Servicios SA (Industrials)	153,792
1,621	Aena SME SA (Industrials)*(a)	246,843
10,325	Amadeus IT Group SA (Information Technology)*	639,749
145,034	Banco Bilbao Vizcaya Argentaria SA (Financials)	789,113
388,495	Banco Santander SA (Financials)	1,254,561
99,532	CaixaBank SA (Financials)	359,109
12,890	Cellnex Telecom SA (Communication Services)*(a)	580,368
1,304	Corp ACCIONA Energias Renovables SA (Utilities)	50,820

Shares	Description	Value

Common Stocks – (continued)
Spain – (continued)
5,515	EDP Renovaveis SA (Utilities)	$ 134,938
7,262	Endesa SA (Utilities)	160,489
11,170	Ferrovial SA (Industrials)(b)	287,300
6,760	Grifols SA (Health Care)	141,864
141,779	Iberdrola SA (Utilities)	1,676,005
25,439	Industria de Diseno Textil SA (Consumer Discretionary)	610,162
21,995	Mapfre SA (Financials)(b)	40,715
7,608	Naturgy Energy Group SA (Utilities)	229,343
9,262	Red Electrica Corp. SA (Utilities)	191,394
33,262	Repsol SA (Energy)	534,301
5,146	Siemens Gamesa Renewable Energy SA (Industrials)*	99,007
116,621	Telefonica SA (Communication Services)(b)	632,147

		8,812,020

Sweden – 3.6%
4,003	AAK AB (Consumer Staples)	68,574
5,213	AddTech AB, Class B (Industrials)	87,863
4,744	Akelius Residential Property AB, Class D (Real Estate)	9,076
6,743	Alfa Laval AB (Industrials)	181,676
22,307	Assa Abloy AB, Class B (Industrials)	547,663
59,380	Atlas Copco AB, Class A (Industrials)	663,618
34,620	Atlas Copco AB, Class B (Industrials)	333,827
2,443	Avanza Bank Holding AB (Financials)	58,630
2,480	Axfood AB (Consumer Staples)	72,674
5,240	Beijer Ref AB (Industrials)	83,177
6,081	Boliden AB (Materials)	254,648
5,564	Castellum AB (Real Estate)	107,883
5,768	Electrolux AB, Class B (Consumer Discretionary)	89,365
7,598	Elekta AB, Class B (Health Care)	59,022
16,891	Embracer Group AB (Communication Services)*(b)	152,998
14,311	Epiroc AB, Class A (Industrials)	276,313
8,650	Epiroc AB, Class B (Industrials)	144,997
8,002	EQT AB (Financials)	234,082
13,847	Essity AB, Class B (Consumer Staples)	362,605
4,088	Evolution AB (Consumer Discretionary)(a)	426,782
5,981	Fabege AB (Real Estate)	76,721

GOLDMAN SACHS MARKETBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Sweden – (continued)
12,366	Fastighets AB Balder, Class B (Real Estate)*	$ 89,184
4,523	Getinge AB, Class B (Health Care)	130,831
16,302	H & M Hennes & Mauritz AB, Class B (Consumer Discretionary)(b)	224,310
45,977	Hexagon AB, Class B (Information Technology)	558,755
2,074	Holmen AB, Class B (Materials)	106,248
9,260	Husqvarna AB, Class B (Industrials)	83,309
2,697	Industrivarden AB, Class A (Financials)	69,743
3,654	Industrivarden AB, Class C (Financials)	94,528
6,117	Indutrade AB (Industrials)	137,800
3,104	Investment AB Latour, Class B (Industrials)	76,048
12,466	Investor AB, Class A (Financials)	259,548
38,696	Investor AB, Class B (Financials)	723,875
5,533	Kinnevik AB, Class B (Financials)*	110,195
1,666	L E Lundbergforetagen AB, Class B (Financials)	81,856
4,499	Lifco AB, Class B (Industrials)	92,384
4,302	Lundin Energy AB (Energy)	207,984
36,799	Nibe Industrier AB, Class B (Industrials)	320,085
1,759	Saab AB, Class B (Industrials)	74,613
4,130	Sagax AB, Class B (Real Estate)	112,287
2,331	Sagax AB, Class D (Real Estate)	7,219
24,599	Samhallsbyggnadsbolaget i Norden AB (Real Estate)	68,389
4,431	Samhallsbyggnadsbolaget i Norden AB, Class D (Real Estate)	11,440
24,122	Sandvik AB (Industrials)	493,108
7,076	Securitas AB, Class B (Industrials)	75,326
33,550	Skandinaviska Enskilda Banken AB, Class A (Financials)	369,667
7,769	Skanska AB, Class B (Industrials)	133,723
8,140	SKF AB, Class B (Industrials)	143,354
5,807	SSAB AB, Class A (Materials)	35,731
14,009	SSAB AB, Class B (Materials)	80,443
31,168	Storskogen Group AB, Class B (Industrials)	55,400
13,746	Svenska Cellulosa AB SCA, Class B (Materials)	248,474
33,654	Svenska Handelsbanken AB, Class A (Financials)	330,498

Shares	Description	Value

Common Stocks – (continued)
Sweden – (continued)
797	Svenska Handelsbanken AB, Class B (Financials)	$ 9,091
4,631	Sweco AB, Class B (Industrials)	54,766
25,047	Swedbank AB, Class A (Financials)	377,741
35,589	Swedish Match AB (Consumer Staples)	367,034
4,230	Swedish Orphan Biovitrum AB (Health Care)*	88,287
11,352	Tele2 AB, Class B (Communication Services)	138,598
67,079	Telefonaktiebolaget LM Ericsson, Class B (Information Technology)	542,945
50,146	Telia Co. AB (Communication Services)	205,122
2,380	Thule Group AB (Consumer Discretionary)(a)	79,498
5,444	Trelleborg AB, Class B (Industrials)	126,645
1,761	Vitrolife AB (Health Care)	52,018
4,357	Volvo AB, Class A (Industrials)	79,626
34,344	Volvo AB, Class B (Industrials)	600,480
11,002	Volvo Car AB, Class B (Consumer Discretionary)*(b)	90,581
8,202	Wallenstam AB, Class B (Real Estate)	45,052

		12,756,033

Switzerland – 6.4%
38,619	ABB Ltd. (Industrials)	1,183,690
11,241	Alcon, Inc. (Health Care)	842,005
10,318	Cie Financiere Richemont SA (Consumer Discretionary)	1,144,770
55,504	Credit Suisse Group AG (Financials)	389,695
793	Geberit AG (Industrials)	434,990
182	Givaudan SA (Materials)	668,723
12,923	Holcim AG (Materials)*	640,117
1,184	Kuehne + Nagel International AG (Industrials)	312,258
1,703	Lonza Group AG (Health Care)	1,025,478
52,487	Novartis AG (Health Care)	4,756,164
504	Partners Group Holding AG (Financials)	541,305
16,113	Roche Holding AG (Health Care)	5,486,707
605	Roche Holding AG (Health Care)	236,433
451	Schindler Holding AG (Industrials)	90,148
934	Schindler Holding AG Participation Certificates (Industrials)	191,613
139	SGS SA (Industrials)	345,125

GOLDMAN SACHS MARKETBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Switzerland – (continued)
3,504	Sika AG (Materials)	$ 970,541
2,364	Straumann Holding AG (Health Care)	300,756
646	Swatch Group AG (The) - Bearer (Consumer Discretionary)	166,057
1,167	Swatch Group AG (The) - Registered (Consumer Discretionary)	56,734
583	Swisscom AG (Communication Services)	344,734
73,490	UBS Group AG (Financials)	1,383,472
3,446	Zurich Insurance Group AG (Financials)	1,574,616

		23,086,131

United Kingdom – 11.8%
21,940	3i Group PLC (Financials)	351,030
50,011	abrdn PLC (Financials)	122,906
5,547	Admiral Group PLC (Financials)	155,407
8,809	Allfunds Group PLC (Financials)	80,259
10,172	Ashtead Group PLC (Industrials)	532,406
8,250	Associated British Foods PLC (Consumer Staples)	179,876
34,346	AstraZeneca PLC (Health Care)	4,525,151
21,439	Auto Trader Group PLC (Communication Services)(a)	159,308
2,522	AVEVA Group PLC (Information Technology)	72,406
63,578	Aviva PLC (Financials)	344,548
21,365	B&M European Value Retail SA (Consumer Discretionary)	104,932
72,281	BAE Systems PLC (Industrials)	688,685
384,097	Barclays PLC (Financials)	818,382
23,413	Barratt Developments PLC (Consumer Discretionary)	148,954
2,454	Berkeley Group Holdings PLC (Consumer Discretionary)*	129,897
409,511	BP PLC (Energy)	2,241,196
52,333	British American Tobacco PLC (Consumer Staples)	2,309,756
20,168	British Land Co. PLC (The) REIT (Real Estate)	133,596
159,103	BT Group PLC (Communication Services)	375,469
7,737	Bunzl PLC (Industrials)	269,809
9,093	Burberry Group PLC (Consumer Discretionary)	196,308

Shares	Description	Value

Common Stocks – (continued)
United Kingdom – (continued)
60,837	CK Hutchison Holdings Ltd. (Industrials)	$ 431,916
22,633	CNH Industrial NV (Industrials)	336,287
3,477	Coca-Cola Europacific Partners PLC (Consumer Staples)	184,733
40,911	Compass Group PLC (Consumer Discretionary)	916,482
37,200	ConvaTec Group PLC (Health Care)(a)	101,268
3,195	Croda International PLC (Materials)	278,242
7,303	Darktrace PLC (Information Technology)*	33,760
2,187	DCC PLC (Industrials)	154,627
52,863	Diageo PLC (Consumer Staples)	2,448,407
30,384	Direct Line Insurance Group PLC (Financials)	98,528
31,212	DS Smith PLC (Materials)	120,527
14,724	easyJet PLC (Industrials)*	96,049
629	Endava PLC ADR (Information Technology)*	63,460
13,488	Entain PLC (Consumer Discretionary)*	248,525
21,132	Experian PLC (Industrials)	707,364
7,316	Farfetch Ltd., Class A (Consumer Discretionary)*	65,624
8,668	Halma PLC (Information Technology)	243,502
8,065	Hargreaves Lansdown PLC (Financials)	87,108
462,893	HSBC Holdings PLC (Financials)	3,109,440
21,794	Imperial Brands PLC (Consumer Staples)	491,797
33,947	Informa PLC (Communication Services)*	233,170
4,056	InterContinental Hotels Group PLC (Consumer Discretionary)	252,113
6,621	Intermediate Capital Group PLC (Financials)	131,425
3,691	Intertek Group PLC (Industrials)	215,610
83,170	ITV PLC (Communication Services)	73,667
45,891	J Sainsbury PLC (Consumer Staples)	132,099
56,716	JD Sports Fashion PLC (Consumer Discretionary)	87,669
4,245	Johnson Matthey PLC (Materials)	112,885
46,753	Kingfisher PLC (Consumer Discretionary)	155,321
16,996	Land Securities Group PLC REIT (Real Estate)	164,249
136,954	Legal & General Group PLC (Financials)	448,251
3,602	Liberty Global PLC, Class A (Communication Services)*	87,601

GOLDMAN SACHS MARKETBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United Kingdom – (continued)
7,172	Liberty Global PLC, Class C (Communication Services)*	$ 182,240
1,603,185	Lloyds Banking Group PLC (Financials)	907,001
7,829	London Stock Exchange Group PLC (Financials)	730,348
59,519	M&G PLC (Financials)	162,101
17,932	Meggitt PLC (Industrials)*	175,148
99,461	Melrose Industries PLC (Industrials)	169,725
83,593	National Grid PLC (Utilities)	1,233,676
125,712	NatWest Group PLC (Financials)	361,549
2,773	Next PLC (Consumer Discretionary)	226,394
11,580	Ocado Group PLC (Consumer Staples)*	135,844
17,280	Pearson PLC (Communication Services)	164,293
7,280	Persimmon PLC (Consumer Discretionary)	199,740
17,114	Phoenix Group Holdings PLC (Financials)	137,523
16,368	Reckitt Benckiser Group PLC (Consumer Staples)	1,266,184
44,246	RELX PLC (Industrials)	1,269,173
42,716	Rentokil Initial PLC (Industrials)	272,513
19,238	Rightmove PLC (Communication Services)	145,668
190,206	Rolls-Royce Holdings PLC (Industrials)*	207,811
23,288	Sage Group PLC (The) (Information Technology)	192,711
2,700	Schroders PLC (Financials)(b)	100,791
27,528	Segro PLC REIT (Real Estate)	384,405
5,728	Severn Trent PLC (Utilities)	210,434
20,030	Smith & Nephew PLC (Health Care)	326,403
8,765	Smiths Group PLC (Industrials)	171,774
1,687	Spirax-Sarco Engineering PLC (Industrials)	224,625
24,482	SSE PLC (Utilities)	546,745
12,392	St James’s Place PLC (Financials)	202,092
68,907	Standard Chartered PLC (Financials)	546,941
80,478	Taylor Wimpey PLC (Consumer Discretionary)	131,956
174,910	Tesco PLC (Consumer Staples)	570,938
57,695	Unilever PLC (Consumer Staples)	2,781,276
15,636	United Utilities Group PLC (Utilities)	208,490
649,345	Vodafone Group PLC (Communication Services)	1,068,628
5,951	Weir Group PLC (The) (Industrials)	119,138
4,629	Whitbread PLC (Consumer Discretionary)	158,858

Shares	Description	Value

Common Stocks – (continued)
United Kingdom – (continued)
10,186	Wise PLC, Class A (Information Technology)*	$ 47,165
25,461	WPP PLC (Communication Services)	295,407

		42,487,695

United States – 4.1%
15,043	Avast PLC (Information Technology)(a)	92,082
3,386	Carnival PLC (Consumer Discretionary)*	42,738
920	CyberArk Software Ltd. (Information Technology)*	127,788
4,970	Ferguson PLC (Industrials)	597,056
579	Fiverr International Ltd. (Consumer Discretionary)*	24,498
116,609	GSK PLC (Health Care)	2,546,272
9,643	James Hardie Industries PLC CDI (Materials)	249,718
20,742	JS Global Lifestyle Co. Ltd. (Consumer Discretionary)(a)	22,155
64,077	Nestle SA (Consumer Staples)	7,821,198
12,744	Schneider Electric SE (Industrials)	1,761,656
13,229	Sinch AB (Information Technology)*(a)	63,781
49,411	Stellantis NV (Consumer Discretionary)	737,548
6,615	Swiss Re AG (Financials)	544,631
10,690	Tenaris SA (Energy)	178,932

		14,810,053

TOTAL COMMON STOCKS (Cost $336,657,170)		$353,557,384

Shares	Description	Rate	Value

Preferred Stocks – 0.5%
Germany – 0.5%
1,305	Bayerische Motoren Werke AG (Consumer Discretionary)	7.67%	$ 101,843
3,989	Henkel AG & Co. KGaA (Consumer Staples)	2.93	272,204
3,513	Porsche Automobil Holding SE (Consumer Discretionary)	3.22	286,538
782	Sartorius AG (Health Care)	0.35	314,647
4,200	Volkswagen AG (Consumer Discretionary)	4.73	695,944

			1,671,176

GOLDMAN SACHS MARKETBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Shares	Description	Rate	Value

Preferred Stocks – (continued)
Spain – 0.0%
5,997	Grifols SA, Class B (Health Care)	3.20%	$ 77,155

TOTAL PREFERRED STOCKS (Cost $1,811,177)			$ 1,748,331

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $338,468,347)			$355,305,715

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 2.0%(d)
Goldman Sachs Financial Square Government Fund - Institutional Shares
7,317,053	0.660%	$ 7,317,053
(Cost $7,317,053)

TOTAL INVESTMENTS – 101.0% (Cost $345,785,400)		$362,622,768

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.0)%		(3,893,683)

NET ASSETS – 100.0%		$358,729,085

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	All or a portion of security is on loan.

(c)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.

(d)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
CVA	— Dutch Certification
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust
SDR	— Swedish Depositary Receipt

GOLDMAN SACHS MARKETBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At May 31, 2022, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
E-Mini MSCI EAFE Index Future	29	06/17/22	$2,847,204	$106,446

Sector Name	% of Market Value
Financials	16.7%
Industrials	15.2
Health Care	12.8
Consumer Discretionary	10.8
Consumer Staples	9.8
Information Technology	8.2
Materials	8.1
Communication Services	5.2
Energy	4.8
Utilities	3.5
Real Estate	2.9
Securities Lending Reinvestment Vehicle	2.0
TOTAL INVESTMENTS	100.0%

GOLDMAN SACHS MARKETBETA® U.S. EQUITY ETF

Schedule of Investments

May 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – 99.8%
Communication Services – 8.8%
12,951	Activision Blizzard, Inc.	$ 1,008,624
5,128	Alphabet, Inc., Class A*	11,667,431
4,611	Alphabet, Inc., Class C*	10,516,677
121,464	AT&T, Inc.	2,585,969
1,983	Charter Communications, Inc., Class A*	1,005,242
76,784	Comcast Corp., Class A	3,399,996
4,270	DISH Network Corp., Class A*	97,484
4,778	Electronic Arts, Inc.	662,470
5,371	Fox Corp., Class A	190,724
2,470	Fox Corp., Class B	80,794
1,327	IAC/InterActiveCorp*	113,193
356	Liberty Broadband Corp., Class A*	43,436
2,285	Liberty Broadband Corp., Class C*	286,013
1,306	Liberty Media Corp.-Liberty SiriusXM, Class A*	53,951
2,615	Liberty Media Corp.-Liberty SiriusXM, Class C*	107,477
2,567	Live Nation Entertainment, Inc.*	243,993
17,452	Lumen Technologies, Inc.	213,612
4,580	Match Group, Inc.*	360,812
39,147	Meta Platforms, Inc., Class A*	7,580,425
7,477	Netflix, Inc.*	1,476,259
3,489	Omnicom Group, Inc.	260,314
160	Paramount Global, Class A	5,898
9,792	Paramount Global, Class B	336,159
9,660	Pinterest, Inc., Class A*	189,819
5,044	ROBLOX Corp., Class A*	151,017
2,024	Roku, Inc.*	192,078
12,451	Sirius XM Holdings, Inc.(a)	79,686
18,698	Snap, Inc., Class A*	263,829
2,020	Spotify Technology SA*	227,795
1,946	Take-Two Interactive Software, Inc.*	242,335
11,089	T-Mobile US, Inc.*	1,478,053
11,950	Twitter, Inc.*	473,220
71,722	Verizon Communications, Inc.	3,678,621
31,080	Walt Disney Co. (The)*	3,432,475
37,343	Warner Bros Discovery, Inc.*	688,978
2,007	Warner Music Group Corp., Class A	59,588
4,684	ZoomInfo Technologies, Inc.*	189,187

		53,643,634

Shares	Description	Value

Common Stocks – (continued)
Consumer Discretionary – 11.0%
1,041	Advance Auto Parts, Inc.	$ 197,644
5,733	Airbnb, Inc., Class A*	692,948
7,490	Amazon.com, Inc.*	18,007,383
4,594	Aptiv PLC*	488,067
343	AutoZone, Inc.*	706,460
3,403	Best Buy Co., Inc.	279,250
694	Booking Holdings, Inc.*	1,557,031
1,122	Burlington Stores, Inc.*	188,833
3,495	Caesars Entertainment, Inc.*	175,344
2,755	CarMax, Inc.*	273,489
14,752	Carnival Corp.*	204,758
1,512	Carvana Co.*	44,513
1,480	Chewy, Inc., Class A*(a)	36,704
454	Chipotle Mexican Grill, Inc.*	636,758
13,715	Coupang, Inc. (South Korea) *	185,290
2,124	Darden Restaurants, Inc.	265,500
3,897	Dollar General Corp.	858,665
3,798	Dollar Tree, Inc.*	608,933
613	Domino’s Pizza, Inc.	222,623
3,305	DoorDash, Inc., Class A*	254,188
5,600	D.R. Horton, Inc.	420,840
9,619	eBay, Inc.	468,157
2,155	Etsy, Inc.*	174,814
2,555	Expedia Group, Inc.*	330,438
67,300	Ford Motor Co.	920,664
2,615	Garmin Ltd.	276,196
22,594	General Motors Co.*	873,936
2,374	Genuine Parts Co.	324,597
2,213	Hasbro, Inc.	198,617
4,689	Hilton Worldwide Holdings, Inc.	660,493
17,674	Home Depot, Inc. (The)	5,350,803
7,833	Las Vegas Sands Corp.*	277,758
4,334	Lennar Corp., Class A	347,803
253	Lennar Corp., Class B	16,994
4,150	LKQ Corp.	213,268
11,264	Lowe’s Cos., Inc.	2,199,859
9,450	Lucid Group, Inc.*(a)	190,701
2,004	Lululemon Athletica, Inc.*	586,551
4,761	Marriott International, Inc., Class A	816,892
12,702	McDonald’s Corp.	3,203,571
825	MercadoLibre, Inc. (Brazil) *	648,351
6,118	MGM Resorts International	213,946
6,495	Newell Brands, Inc.	139,253
21,398	NIKE, Inc., Class B	2,543,152
51	NVR, Inc.*	226,982

GOLDMAN SACHS MARKETBETA® U.S. EQUITY ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Consumer Discretionary – (continued)
1,118	O’Reilly Automotive, Inc.*	$ 712,356
4,100	PulteGroup, Inc.	185,566
3,113	Rivian Automotive, Inc., Class A*	97,748
5,883	Ross Stores, Inc.	500,173
3,694	Royal Caribbean Cruises Ltd.*	214,511
19,615	Starbucks Corp.	1,539,777
7,879	Target Corp.	1,275,452
14,418	Tesla, Inc.*	10,932,593
18,734	TJX Cos., Inc. (The)	1,190,920
1,912	Tractor Supply Co.	358,232
876	Ulta Beauty, Inc.*	370,636
684	Vail Resorts, Inc.	172,512
5,962	VF Corp.	300,842
1,287	Wayfair, Inc., Class A*(a)	76,435
998	Whirlpool Corp.	183,872
6,948	Yum China Holdings, Inc. (China)	315,856
4,917	Yum! Brands, Inc.	597,268

		66,533,766

Consumer Staples – 6.5%
30,936	Altria Group, Inc.	1,673,328
9,549	Archer-Daniels-Midland Co.	867,240
645	Brown-Forman Corp., Class A	40,719
5,160	Brown-Forman Corp., Class B	341,179
3,440	Campbell Soup Co.	164,810
4,136	Church & Dwight Co., Inc.	372,488
2,094	Clorox Co. (The)	304,384
66,397	Coca-Cola Co. (The)	4,208,242
14,340	Colgate-Palmolive Co.	1,130,135
8,020	Conagra Brands, Inc.	263,778
2,607	Constellation Brands, Inc., Class A	639,940
7,554	Costco Wholesale Corp.	3,521,826
3,653	Estee Lauder Cos., Inc. (The), Class A	930,236
10,268	General Mills, Inc.	717,220
2,488	Hershey Co. (The)	526,735
4,833	Hormel Foods Corp.	235,222
1,748	J M Smucker Co. (The)	219,147
4,399	Kellogg Co.	306,786
14,621	Keurig Dr Pepper, Inc.	507,934
5,751	Kimberly-Clark Corp.	764,998
11,796	Kraft Heinz Co. (The)	446,243
11,196	Kroger Co. (The)	593,052
4,233	McCormick & Co., Inc.	392,484

Shares	Description	Value

Common Stocks – (continued)
Consumer Staples – (continued)
3,172	Molson Coors Beverage Co., Class B	$ 177,125
23,521	Mondelez International, Inc., Class A	1,494,995
6,375	Monster Beverage Corp.*	568,140
23,588	PepsiCo, Inc.	3,956,887
26,428	Philip Morris International, Inc.	2,807,975
40,915	Procter & Gamble Co. (The)	6,050,510
8,629	Sysco Corp.	726,389
4,922	Tyson Foods, Inc., Class A	441,060
12,183	Walgreens Boots Alliance, Inc.	533,981
24,567	Walmart, Inc.	3,160,053

		39,085,241

Energy – 4.6%
15,209	Baker Hughes Co.	547,220
3,889	Cheniere Energy, Inc.	531,899
32,914	Chevron Corp.	5,748,759
22,120	ConocoPhillips	2,485,403
11,248	Devon Energy Corp.	842,475
3,017	Diamondback Energy, Inc.	458,644
9,968	EOG Resources, Inc.	1,365,217
71,938	Exxon Mobil Corp.	6,906,048
14,176	Halliburton Co.	574,128
4,985	Hess Corp.	613,504
33,905	Kinder Morgan, Inc.	667,589
9,506	Marathon Petroleum Corp.	967,616
15,162	Occidental Petroleum Corp.	1,050,878
7,577	ONEOK, Inc.	498,945
8,196	Phillips 66	826,239
3,923	Pioneer Natural Resources Co.	1,090,359
24,096	Schlumberger NV	1,107,452
6,966	Valero Energy Corp.	902,794
20,730	Williams Cos., Inc. (The)	768,254

		27,953,423

Financials – 10.8%
10,118	Aflac, Inc.	612,847
222	Alleghany Corp.*	185,099
4,661	Allstate Corp. (The)	637,112
5,605	Ally Financial, Inc.	246,844
9,524	American Express Co.	1,607,842
13,755	American International Group, Inc.	807,143
1,885	Ameriprise Financial, Inc.	520,769
24,850	Annaly Capital Management, Inc. REIT	164,259

GOLDMAN SACHS MARKETBETA® U.S. EQUITY ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Financials – (continued)
3,473	Aon PLC, Class A	$ 957,402
8,005	Apollo Global Management, Inc.	461,408
6,250	Arch Capital Group Ltd.*	296,625
3,540	Arthur J Gallagher & Co.	573,268
119,977	Bank of America Corp.	4,463,144
12,436	Bank of New York Mellon Corp. (The)	579,642
21,911	Berkshire Hathaway, Inc., Class B*	6,923,438
2,504	BlackRock, Inc.	1,675,376
11,845	Blackstone, Inc.	1,395,223
6,845	Capital One Financial Corp.	875,202
1,801	Cboe Global Markets, Inc.	202,270
25,912	Charles Schwab Corp. (The)	1,816,431
6,229	Chubb Ltd.	1,316,125
2,629	Cincinnati Financial Corp.	336,144
33,612	Citigroup, Inc.	1,795,217
8,419	Citizens Financial Group, Inc.	348,378
6,080	CME Group, Inc.	1,208,886
2,354	Coinbase Global, Inc., Class A*(a)	183,847
4,753	Discover Financial Services	539,418
741	Everest Re Group Ltd.	209,333
4,604	Fidelity National Financial, Inc.	194,749
11,603	Fifth Third Bancorp	457,506
3,036	First Republic Bank	470,671
4,977	Franklin Resources, Inc.	134,777
1,546	Globe Life, Inc.	150,843
5,814	Goldman Sachs Group, Inc. (The)(b)	1,900,306
5,622	Hartford Financial Services Group, Inc. (The)	407,651
24,289	Huntington Bancshares, Inc.	337,131
1,578	Interactive Brokers Group, Inc., Class A	97,110
9,481	Intercontinental Exchange, Inc.	970,760
49,760	JPMorgan Chase & Co.	6,579,765
15,661	KeyCorp	312,594
9,727	KKR & Co., Inc.	533,137
3,516	Loews Corp.	230,263
3,038	M&T Bank Corp.	546,749
226	Markel Corp.*	309,491
8,565	Marsh & McLennan Cos., Inc.	1,369,972
10,637	MetLife, Inc.	716,827
2,730	Moody’s Corp.	823,286
23,310	Morgan Stanley	2,007,923
1,344	MSCI, Inc.	594,518
1,944	Nasdaq, Inc.	301,826
3,398	Northern Trust Corp.	379,727
7,115	PNC Financial Services Group, Inc. (The)	1,248,042

Shares	Description	Value

Common Stocks – (continued)
Financials – (continued)
4,284	Principal Financial Group, Inc.	$ 312,432
9,962	Progressive Corp. (The)	1,189,264
6,424	Prudential Financial, Inc.	682,550
3,177	Raymond James Financial, Inc.	312,903
15,928	Regions Financial Corp.	351,850
9,862	Robinhood Markets, Inc., Class A*(a)	99,212
2,001	Rocket Cos., Inc., Class A(a)	18,149
5,913	S&P Global, Inc.	2,066,475
5,878	State Street Corp.	426,096
998	SVB Financial Group*	487,593
8,602	Synchrony Financial	318,618
3,819	T. Rowe Price Group, Inc.	485,357
4,080	Travelers Cos., Inc. (The)	730,483
22,641	Truist Financial Corp.	1,126,163
22,760	US Bancorp	1,207,873
3,404	W R Berkley Corp.	242,127
64,880	Wells Fargo & Co.	2,969,558
1,910	Willis Towers Watson PLC	403,144

		65,444,163

Health Care – 14.3%
29,913	Abbott Laboratories	3,513,581
30,097	AbbVie, Inc.	4,435,395
764	ABIOMED, Inc.*	201,467
5,112	Agilent Technologies, Inc.	652,087
1,314	Align Technology, Inc.*	364,819
2,059	Alnylam Pharmaceuticals, Inc.*	259,022
2,592	AmerisourceBergen Corp.	401,216
9,098	Amgen, Inc.	2,335,821
4,114	Anthem, Inc.	2,096,536
9,361	Avantor, Inc.*	299,926
8,582	Baxter International, Inc.	652,661
4,826	Becton Dickinson and Co.	1,234,491
2,500	Biogen, Inc.*	500,000
3,114	BioMarin Pharmaceutical, Inc.*	233,955
24,357	Boston Scientific Corp.*	998,881
36,195	Bristol-Myers Squibb Co.	2,730,913
4,713	Cardinal Health, Inc.	265,436
2,885	Catalent, Inc.*	297,328
9,752	Centene Corp.*	794,203
5,009	Cerner Corp.	475,104
5,460	Cigna Corp.	1,464,863
839	Cooper Cos., Inc. (The)	294,271

GOLDMAN SACHS MARKETBETA® U.S. EQUITY ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Health Care – (continued)
22,362	CVS Health Corp.	$ 2,163,523
11,115	Danaher Corp.	2,932,359
961	DaVita, Inc.*	93,688
3,661	DENTSPLY SIRONA, Inc.	144,829
1,667	Dexcom, Inc.*	496,666
10,532	Edwards Lifesciences Corp.*	1,062,152
7,580	Elanco Animal Health, Inc.*	179,646
14,436	Eli Lilly & Co.	4,524,820
2,949	Exact Sciences Corp.*	146,890
21,410	Gilead Sciences, Inc.	1,388,438
3,926	HCA Healthcare, Inc.	826,030
2,312	Henry Schein, Inc.*	198,000
4,244	Hologic, Inc.*	319,446
3,876	Horizon Therapeutics PLC*	347,638
2,139	Humana, Inc.	971,598
1,429	IDEXX Laboratories, Inc.*	559,625
2,670	Illumina, Inc.*	639,412
3,115	Incyte Corp.*	236,397
6,107	Intuitive Surgical, Inc.*	1,390,197
3,199	IQVIA Holdings, Inc.*	688,585
1,025	Jazz Pharmaceuticals PLC*	153,422
44,892	Johnson & Johnson	8,059,461
1,584	Laboratory Corp. of America Holdings	390,804
2,559	McKesson Corp.	841,118
22,893	Medtronic PLC	2,292,734
43,025	Merck & Co., Inc.	3,959,591
386	Mettler-Toledo International, Inc.*	496,442
6,147	Moderna, Inc.*	893,343
4,306	Organon & Co.	163,456
96,462	Pfizer, Inc.	5,116,344
1,994	Quest Diagnostics, Inc.	281,194
1,765	Regeneron Pharmaceuticals, Inc.*	1,173,266
2,481	ResMed, Inc.	504,784
5,769	Royalty Pharma PLC, Class A	237,337
2,315	Seagen, Inc.*	314,099
1,706	STERIS PLC	389,309
5,647	Stryker Corp.	1,324,221
2,485	Teladoc Health, Inc.*	84,714
803	Teleflex, Inc.	231,055
6,677	Thermo Fisher Scientific, Inc.	3,789,665
15,992	UnitedHealth Group, Inc.	7,944,506
1,096	Universal Health Services, Inc., Class B	136,573
2,369	Veeva Systems, Inc., Class A*	403,346
4,352	Vertex Pharmaceuticals, Inc.*	1,169,165

Shares	Description	Value

Common Stocks – (continued)
Health Care – (continued)
20,615	Viatris, Inc.	$ 252,946
1,031	Waters Corp.*	338,116
1,262	West Pharmaceutical Services, Inc.	391,700
3,578	Zimmer Biomet Holdings, Inc.	430,111
8,039	Zoetis, Inc.	1,374,106

		86,948,843

Industrials – 7.5%
9,716	3M Co.	1,450,502
2,219	A O Smith Corp.	133,406
3,924	AMETEK, Inc.	476,648
10,076	Boeing Co. (The)*	1,323,986
14,520	Carrier Global Corp.	570,781
9,134	Caterpillar, Inc.	1,971,574
2,158	C.H. Robinson Worldwide, Inc.	234,165
1,471	Cintas Corp.	585,943
3,655	Copart, Inc.*	418,607
6,676	CoStar Group, Inc.*	406,836
37,124	CSX Corp.	1,180,172
2,414	Cummins, Inc.	504,816
4,780	Deere & Co.	1,710,188
10,891	Delta Air Lines, Inc.*	454,046
2,446	Dover Corp.	327,544
6,804	Eaton Corp. PLC	943,034
10,071	Emerson Electric Co.	892,895
2,093	Equifax, Inc.	424,000
2,843	Expeditors International of Washington, Inc.	309,432
9,795	Fastenal Co.	524,620
4,089	FedEx Corp.	918,308
5,972	Fortive Corp.	368,891
2,241	Fortune Brands Home & Security, Inc.	155,413
1,072	Generac Holdings, Inc.*	264,870
4,155	General Dynamics Corp.	934,501
18,626	General Electric Co.	1,458,230
11,678	Honeywell International, Inc.	2,261,094
4,792	Illinois Tool Works, Inc.	997,072
6,936	Ingersoll Rand, Inc.	327,032
1,428	J.B. Hunt Transport Services, Inc.	246,444
11,969	Johnson Controls International PLC	652,430
3,284	L3Harris Technologies, Inc.	791,116
2,309	Leidos Holdings, Inc.	241,291
4,550	Lockheed Martin Corp.	2,002,501
4,819	Lyft, Inc., Class A*	85,200

GOLDMAN SACHS MARKETBETA® U.S. EQUITY ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Industrials – (continued)
4,028	Masco Corp.	$ 228,347
4,433	Norfolk Southern Corp.	1,062,413
2,393	Northrop Grumman Corp.	1,119,852
1,772	Old Dominion Freight Line, Inc.	457,601
7,225	Otis Worldwide Corp.	537,540
5,424	PACCAR, Inc.	471,020
2,182	Parker-Hannifin Corp.	593,875
25,437	Raytheon Technologies Corp.	2,419,567
3,511	Republic Services, Inc.	469,912
1,979	Rockwell Automation, Inc.	421,923
4,071	Rollins, Inc.	144,358
896	Snap-on, Inc.	198,805
10,090	Southwest Airlines Co.*	462,727
2,784	Stanley Black & Decker, Inc.	330,433
3,677	Textron, Inc.	240,071
3,963	Trane Technologies PLC	547,132
895	TransDigm Group, Inc.*	541,806
3,273	TransUnion	284,129
30,719	Uber Technologies, Inc.*	712,681
10,709	Union Pacific Corp.	2,353,624
5,513	United Airlines Holdings, Inc.*	262,584
12,525	United Parcel Service, Inc., Class B	2,282,681
1,230	United Rentals, Inc.*	366,761
2,681	Verisk Analytics, Inc.	468,961
7,083	Waste Management, Inc.	1,122,726
2,979	Westinghouse Air Brake Technologies Corp.	281,396
783	W.W. Grainger, Inc.	381,376
3,062	Xylem, Inc.	257,974

		45,569,863

Information Technology – 28.1%
11,300	Accenture PLC, Class A	3,372,598
8,048	Adobe, Inc.*	3,351,831
27,567	Advanced Micro Devices, Inc.*	2,807,975
3,206	Affirm Holdings, Inc.*	91,371
2,707	Akamai Technologies, Inc.*	273,515
2,110	Amdocs Ltd.	183,338
10,168	Amphenol Corp., Class A	720,504
8,906	Analog Devices, Inc.	1,499,770
1,480	ANSYS, Inc.*	385,333
278,599	Apple, Inc.	41,466,675
15,042	Applied Materials, Inc.	1,764,276
1,896	AppLovin Corp., Class A*(a)	72,256

Shares	Description	Value

Common Stocks – (continued)
Information Technology – (continued)
4,042	Arista Networks, Inc.*	$ 413,416
2,398	Atlassian Corp. PLC, Class A*	425,213
3,705	Autodesk, Inc.*	769,714
7,165	Automatic Data Processing, Inc.	1,597,365
1,665	Bill.com Holdings, Inc.*	196,870
8,791	Block, Inc.*	769,300
6,712	Broadcom, Inc.	3,893,832
1,977	Broadridge Financial Solutions, Inc.	289,077
4,696	Cadence Design Systems, Inc.*	721,916
2,286	CDW Corp.	388,300
64,938	Cisco Systems, Inc.	2,925,457
2,126	Citrix Systems, Inc.	214,067
4,246	Cloudflare, Inc., Class A*	237,776
8,931	Cognizant Technology Solutions Corp., Class A	667,146
13,052	Corning, Inc.	467,523
3,496	Crowdstrike Holdings, Inc., Class A*	559,325
4,312	Datadog, Inc., Class A*	411,322
4,725	Dell Technologies, Inc., Class C	235,966
3,291	DocuSign, Inc.*	276,148
2,101	Enphase Energy, Inc.*	391,185
936	EPAM Systems, Inc.*	316,855
1,035	F5, Inc.*	168,746
10,208	Fidelity National Information Services, Inc.	1,066,736
10,106	Fiserv, Inc.*	1,012,419
1,293	FleetCor Technologies, Inc.*	321,711
2,334	Fortinet, Inc.*	686,523
1,360	Gartner, Inc.*	356,864
4,773	Global Payments, Inc.	625,454
1,040	GLOBALFOUNDRIES, Inc.*(a)	62,078
22,151	Hewlett Packard Enterprise Co.	345,556
17,967	HP, Inc.	697,838
774	HubSpot, Inc.*	261,372
69,838	Intel Corp.	3,102,204
15,344	International Business Machines Corp.	2,130,361
4,702	Intuit, Inc.	1,948,791
3,083	Keysight Technologies, Inc.*	448,885
2,564	KLA Corp.	935,475
2,376	Lam Research Corp.	1,235,591
14,426	Marvell Technology, Inc.	853,298
14,693	Mastercard, Inc., Class A	5,258,184
9,311	Microchip Technology, Inc.	676,444
19,035	Micron Technology, Inc.	1,405,544
126,203	Microsoft Corp.	34,310,810

GOLDMAN SACHS MARKETBETA® U.S. EQUITY ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Information Technology – (continued)
1,081	MongoDB, Inc.*	$ 256,359
2,846	Motorola Solutions, Inc.	625,380
3,796	NetApp, Inc.	273,122
9,611	NortonLifeLock, Inc.	233,932
48,052	NVIDIA Corp.	8,972,269
2,500	Okta, Inc.*	207,625
26,027	Oracle Corp.	1,871,862
29,366	Palantir Technologies, Inc., Class A*	254,897
1,647	Palo Alto Networks, Inc.*	828,079
5,514	Paychex, Inc.	682,799
872	Paycom Software, Inc.*	247,944
19,820	PayPal Holdings, Inc.*	1,688,862
1,848	Qorvo, Inc.*	206,514
19,227	QUALCOMM, Inc.	2,753,691
1,584	Qualtrics International, Inc., Class A*	22,493
1,420	RingCentral, Inc., Class A*	89,659
1,792	Roper Technologies, Inc.	792,852
16,359	Salesforce, Inc.*	2,621,366
3,491	Seagate Technology Holdings PLC	295,583
3,410	ServiceNow, Inc.*	1,594,073
2,756	Skyworks Solutions, Inc.	300,046
4,517	Snowflake, Inc., Class A*	576,595
2,727	Splunk, Inc.*	279,681
3,812	SS&C Technologies Holdings, Inc.	243,930
2,600	Synopsys, Inc.*	829,920
5,554	TE Connectivity Ltd. (Switzerland)	718,632
2,753	Teradyne, Inc.	300,793
15,759	Texas Instruments, Inc.	2,785,561
7,446	Trade Desk, Inc. (The), Class A*	387,564
4,272	Trimble, Inc.*	290,710
2,876	Twilio, Inc., Class A*	302,469
5,203	UiPath, Inc., Class A*	88,815
3,410	Unity Software, Inc.*	136,298
1,645	VeriSign, Inc.*	287,135
28,178	Visa, Inc., Class A	5,978,526
3,546	VMware, Inc., Class A	454,243
5,211	Western Digital Corp.*	316,256
3,299	Workday, Inc., Class A*	515,634
895	Zebra Technologies Corp., Class A*	302,680
3,629	Zoom Video Communications, Inc., Class A*	389,936
1,421	Zscaler, Inc.*	217,541

		170,290,425

Shares	Description	Value

Common Stocks – (continued)
Materials – 2.6%
3,781	Air Products and Chemicals, Inc.	$ 930,731
1,991	Albemarle Corp.	518,496
25,802	Amcor PLC	338,006
5,444	Ball Corp.	385,925
1,846	Celanese Corp.	288,936
12,232	Corteva, Inc.	765,968
12,538	Dow, Inc.	852,333
7,946	DuPont de Nemours, Inc.	539,136
2,191	Eastman Chemical Co.	241,361
4,341	Ecolab, Inc.	711,533
2,138	FMC Corp.	262,076
24,704	Freeport-McMoRan, Inc.	965,432
4,345	International Flavors & Fragrances, Inc.	574,279
6,387	International Paper Co.	309,450
8,530	Linde PLC (United Kingdom)	2,769,520
4,375	LyondellBasell Industries NV, Class A	499,844
1,060	Martin Marietta Materials, Inc.	359,743
6,167	Mosaic Co. (The)	386,363
13,523	Newmont Corp.	917,536
4,555	Nucor Corp.	603,355
1,571	Packaging Corp. of America	247,087
4,031	PPG Industries, Inc.	509,881
4,082	Sherwin-Williams Co. (The)	1,094,139
1,459	Southern Copper Corp. (Peru)	90,137
2,216	Vulcan Materials Co.	365,352
4,436	Westrock Co.	215,102

		15,741,721

Real Estate – 2.7%
2,760	Alexandria Real Estate Equities, Inc. REIT	458,022
7,774	American Tower Corp. REIT	1,991,155
2,351	AvalonBay Communities, Inc. REIT	488,914
2,434	Boston Properties, Inc. REIT	270,612
5,429	CBRE Group, Inc., Class A*	449,738
7,359	Crown Castle International Corp. REIT	1,395,634
4,860	Digital Realty Trust, Inc. REIT	678,407
6,524	Duke Realty Corp. REIT	344,663
1,542	Equinix, Inc. REIT	1,059,493
6,222	Equity Residential REIT	478,036
1,109	Essex Property Trust, Inc. REIT	314,790
2,254	Extra Space Storage, Inc. REIT	401,663
9,192	Healthpeak Properties, Inc. REIT	272,910
12,062	Host Hotels & Resorts, Inc. REIT	241,119

GOLDMAN SACHS MARKETBETA® U.S. EQUITY ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Real Estate – (continued)
10,363	Invitation Homes, Inc. REIT	$ 390,892
4,921	Iron Mountain, Inc. REIT	265,242
1,957	Mid-America Apartment Communities, Inc. REIT	354,217
12,593	Prologis, Inc. REIT	1,605,356
2,588	Public Storage REIT	855,696
10,194	Realty Income Corp. REIT	695,435
1,819	SBA Communications Corp. REIT	612,294
5,569	Simon Property Group, Inc. REIT	638,486
5,531	UDR, Inc. REIT	264,382
6,797	Ventas, Inc. REIT	385,662
7,743	Welltower, Inc. REIT	689,824
12,726	Weyerhaeuser Co. REIT	502,931
3,222	W.P. Carey, Inc. REIT	271,099
759	Zillow Group, Inc., Class A*	30,330
2,883	Zillow Group, Inc., Class C*	115,032

		16,522,034

Utilities – 2.9%
4,276	Alliant Energy Corp.	272,894
4,377	Ameren Corp.	416,647
8,613	American Electric Power Co., Inc.	878,784
3,094	American Water Works Co., Inc.	467,968
2,300	Atmos Energy Corp.	267,513
1,207	Avangrid, Inc.	57,441
10,719	CenterPoint Energy, Inc.	343,544
4,938	CMS Energy Corp.	350,796
6,043	Consolidated Edison, Inc.	599,828
5,580	Constellation Energy Corp.	346,406
13,811	Dominion Energy, Inc.	1,163,162
3,284	DTE Energy Co.	435,820
13,139	Duke Energy Corp.	1,478,400
6,500	Edison International	454,415
3,462	Entergy Corp.	416,548
3,827	Evergy, Inc.	267,660
5,830	Eversource Energy	538,226
16,551	Exelon Corp.	813,482
9,746	FirstEnergy Corp.	418,688
33,483	NextEra Energy, Inc.	2,534,328
6,891	NiSource, Inc.	216,722
34,582	PG&E Corp.*	421,900
1,925	Pinnacle West Capital Corp.	149,476
12,353	PPL Corp.	372,814

Shares	Description	Value

Common Stocks – (continued)
Utilities – (continued)
8,567	Public Service Enterprise Group, Inc.	$ 587,182
5,394	Sempra Energy	883,861
18,060	Southern Co. (The)	1,366,420
5,383	WEC Energy Group, Inc.	565,592
9,283	Xcel Energy, Inc.	699,381

		17,785,898

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE
(Cost $557,794,504)		$605,519,011

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 0.1%(b)
Goldman Sachs Financial Square Government Fund - Institutional Shares
720,384	0.660%	$ 720,384
(Cost $720,384)

TOTAL INVESTMENTS – 99.9%
(Cost $558,514,888)		$606,239,395

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.1%		610,153

NET ASSETS – 100.0%		$606,849,548

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS MARKETBETA® ETFS

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2.

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. Underlying funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

GOLDMAN SACHS MARKETBETA® ETFS

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of May 31, 2022:

MARKETBETA® EMERGING MARKETS EQUITY ETF

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Africa	$1,086,550	$—	$—
Asia	29,355,015	1,024,311	19,971	(b)
Europe	245,175	—	—
North America	1,115,844	—	—
South America	1,792,552	543,062	—
Securities Lending Reinvestment Vehicle	564,846	—	—

Total	$34,159,982	$1,567,373	$19,971

Derivative Type

Assets(c)
Futures Contracts	$3,706	$—	$—

MARKETBETA® INTERNATIONAL EQUITY ETF

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Africa	$1,427,831	$—	$—
Asia	106,443,526	—	47,675	(b)
Europe	196,333,589	1,789,374	—
North America	14,601,579	249,718	—
Oceania	34,034,885	—	—
South America	339,400	38,138	—
Securities Lending Reinvestment Vehicle	7,317,053	—	—

Total	$360,497,863	$2,077,230	$47,675

Derivative Type

Assets(c)
Futures Contracts	$106,446	$—	$—

MARKETBETA® U.S. EQUITY ETF

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$501,146	$—	$—
Europe	3,488,152	—	—
North America	600,791,225	—	—
South America	738,488	—	—
Securities Lending Reinvestment Vehicle	720,384	—	—

Total	$606,239,395	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table. The Fund utilizes fair value model prices provided by an independent third-party fair value service for certain international equity securities resulting in a Level 2 classification.

(b)	Amount represents valuations of Russian investments that GSAM has determined include significant unobservable inputs as of May 31, 2022. To the extent that the same positions were held as of the Fund’s prior fiscal year end, August 31, 2021, they were classified as either Level 1 or Level 2.

(c)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules of Investments.

GOLDMAN SACHS MARKETBETA® ETFS

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

D. Securities Lending — Funds may lend their securities through a securities lending agent, the Bank of New York Mellon (“BNYM”), to certain qualified borrowers. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, BNYM may exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If BNYM is unable to purchase replacement securities, BNYM will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements, and the value of the collateral was at least equal to the value of the cash received. Both the Funds and BNYM received compensation relating to the lending of the Funds’ securities.

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Funds’ use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Funds. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscations of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or problems with registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent the Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact the Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.

GOLDMAN SACHS MARKETBETA® ETFS

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Foreign Custody Risk — A Fund invests in foreign securities, and as such the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Index Risk — Solactive AG (the “Index Provider”) constructs each Fund’s Index in accordance with a rules-based methodology. A Fund will be negatively affected by general declines in the securities and asset classes represented in its Index. In addition, because the Funds are not “actively” managed, unless a specific security is removed from an Index, a Fund generally would not sell a security because the security’s issuer was in financial trouble. Market disruptions and regulatory restrictions could have an adverse effect on a Fund’s ability to adjust its exposure to the required levels in order to track the Index. A Fund also does not attempt to take defensive positions under any market conditions, including declining markets. Therefore, a Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers. The Index Provider relies on third party data it believes to be reliable in constructing each Index, but it does not guarantee the accuracy or availability of such third party data. Errors in index data, index computation or the construction of an Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the applicable Fund and its shareholders. In addition, neither a Fund, the Investment Adviser, the Calculation Agent nor the Index Provider can guarantee the availability or timeliness of the production of the Index.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an ETF, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including, but not limited to, the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Market Trading Risk — Each Fund faces numerous market trading risks, including disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for Shares. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses. The Investment Adviser cannot predict whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of a Fund’s Index trading individually or in the aggregate at any point in time.

Tracking Error Risk — Tracking error is the divergence of a Fund’s performance from that of its Index. The performance of a Fund may diverge from that of its Index for a number of reasons. Tracking error may occur because of transaction costs, a Fund’s holding of cash, differences in accrual of dividends, changes to its Index or the need to meet new or existing regulatory requirements. Unlike a Fund, the returns of an Index are not reduced by investment and other operating expenses, including the trading costs associated with implementing changes to its portfolio of investments. Tracking error risk may be heightened during times of market volatility or other unusual market conditions.